As filed with the Securities and Exchange           Registration No. 33-75998
Commission on June 29, 2001                         Registration No. 811-2512


-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

-------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 16 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

-------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


-------------------------------------------------------------------------------

It is proposed that this filing will become effective:

             _X_ immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on ________________ pursuant to paragraph (b) of Rule 485

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information each dated June 29, 2001 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 16.

                           PROSPECTUS - JUNE 29, 2001

--------------------------------------------------------------------------------
[SIDE NOTE]
THE FUNDS
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna
    Bond VP
Aetna Crossroads VP
Aetna Variable Fund d/b/a Aetna
    Growth and Income VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a
    Aetna Money Market VP
Aetna Technology VP
Fidelity Variable Insurance Products
    Fund (VIP) Equity-Income
    Portfolio
Fidelity Variable Insurance Products
    Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products
    Fund (VIP) Overseas Portfolio
Fidelity Variable Insurance Products
    Fund II (VIP II) Contrafund-Registered Trademark-
    Portfolio
Janus Aspen Aggressive Growth
    Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth
    Portfolio
Portfolio Partners, Inc. (PPI) MFS
    Capital Opportunities Portfolio


Portfolio Partners, Inc. (PPI) MFS
    Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS
    Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder
    International Growth Portfolio
Portfolio Partners, Inc. (PPI) T. Rowe
    Price Growth Equity Portfolio
[END SIDE NOTE]
THE CONTRACT. The contracts described in this prospectus are individual non-qualified deferred variable annuity contracts issued by Aetna Life
Insurance and Annuity Company (the Company, we, us, our). They are intended to provide retirement benefits to individuals who either are not participating in a formal retirement plan or are participating in a formal retirement plan but want to supplement their benefits.

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and a fixed interest option. When we establish your account, you instruct us to direct your account dollars to any of the available investment options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable
Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying mutual fund.
You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 10, in Appendix II--Description of Underlying
Funds, and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.


GETTING ADDITIONAL INFORMATION. You may obtain the
May 1, 2001, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862.
You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public
Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling
1-202-942-8090 or 1-800-SEC-0330, e-mailing
publicinfo@sec.gov or by writing to SEC Public
Reference Room, 450 Fifth Street, N.W., Washington,
D.C. 20549. The SAI table of contents is listed on page 34 of this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

--------------------------------------------------------------------------------

                                    FIXED INTEREST OPTION.

                                    -- Fixed Account

                                    Except as specifically mentioned, this
                                    prospectus describes only the variable
                                    investment options. However, we describe the Fixed Account in Appendix I of this prospectus.

                                    These contracts are not deposits with,
                                    obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount invested.

                               TABLE OF CONTENTS


  CONTRACT OVERVIEW...............................      4
  Contract Design
  Contract Facts
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order
  (sidebar)
  Contract Phases: The Accumulation Phase, The
  Income Phase

FEE TABLE.........................................      6
CONDENSED FINANCIAL INFORMATION...................     10
INVESTMENT OPTIONS................................     10
TRANSFERS AMONG INVESTMENT OPTIONS................     11
PURCHASE AND RIGHTS...............................     12
RIGHT TO CANCEL...................................     13
FEES..............................................     14
YOUR ACCOUNT VALUE................................     17
WITHDRAWALS.......................................     19
SYSTEMATIC DISTRIBUTION OPTIONS...................     20
DEATH BENEFIT.....................................     20
THE INCOME PHASE..................................     22
TAXATION..........................................     26
OTHER TOPICS......................................     30
The Company - Variable Annuity Account B - Contract
Distribution - Payment Delay or Suspension - Performance
Reporting - Voting Rights - Contract Modification -
Transfer of Ownership: Assignment - Legal Matters and
Proceedings

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     34
APPENDIX I - FIXED ACCOUNT........................     35
APPENDIX II - DESCRIPTION OF UNDERLYING FUNDS.....     36
APPENDIX III - CONDENSED FINANCIAL INFORMATION....     49

[SIDE NOTE]

QUESTIONS: CONTACTING THE
COMPANY. To answer your questions, contact your local representative or write or call our Home Office:
ING Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1258
1-800-262-3862
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your local representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following summarizes contract information. Read each section of this prospectus for additional information.

                                CONTRACT DESIGN
-------------------------------------------------------------------

The contracts described in this prospectus are individual variable annuity contracts. They are intended as a retirement savings vehicle that defers taxes on investment earnings and offers a variety of investment options to help meet long-term financial goals.

                                 CONTRACT FACTS
-------------------------------------------------------------------
FREE LOOK/RIGHT TO CANCEL: You may cancel your contract within ten days (some states may require more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT: Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend on the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See "Withdrawals."

SYSTEMATIC DISTRIBUTION OPTIONS: These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES: Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION: You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with
your completed application and
initial purchase payment. We
establish an account for you
and credit that account with
your initial purchase payment.

STEP 2: You direct us to invest
your purchase payment in one or
more of the following
investment options:
(a)  Fixed Interest Option
(b)  Variable Investment
     Options. (The variable
     investment options are the
     subaccounts of Variable
     Annuity Account B. Each
     one invests in a specific
     mutual fund.)

STEP 3: Each subaccount you
select purchases shares of its
assigned fund.

                                       Payments to Your Account
                                                Step 1
                               Aetna Life Insurance and Annuity Company
                     (a)                        Step 2                         (b)
           Fixed Interest Options                    VARIABLE ANNUITY ACCOUNT B
                                                    Variable Investment Options
                                                          THE SUBACCOUNTS
                                          A                     B                    ETC.
                                                Step 3
                                       Mutual Fund A    Mutual Fund B

II. THE INCOME PHASE (RECEIVING INCOME PHASE PAYMENTS FROM YOUR CONTRACT).

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

-- Receive income phase payments for a specified period of time or for life;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase payment option that provides for payments to your beneficiary; or

-- Select income phase payments that are fixed or that vary depending on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees
-- Maximum Fees Deducted from Investments in the Separate Account
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE "FEES" FOR:
-- How, When and Why Fees are Deducted
-- Reduction, Waiver and/or Elimination of Certain Fees
-- Premium and Other Taxes
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving income phase payments under the contract. The fees shown below do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE. (As a percentage of the amount withdrawn.)(1)
              SCHEDULE A -- INSTALLMENT PURCHASE PAYMENT CONTRACTS

                                                                        Early
                                                                        Withdrawal
                    Completed Payment Periods                           Charge
                    --------------------------------------------------  ---
                    Less than 5                                         5%
                    5 or more but less than 7                           4%
                    7 or more but less than 9                           3%
                    9 or more but less than 10                          2%
                    10 or more                                          0%

               SCHEDULE B -- SINGLE PURCHASE PAYMENT CONTRACTS(2)

                                                                        Early
                                                                        Withdrawal
                    Completed Contract Years                            Charge
                    --------------------------------------------------  ---
                    Less than 5                                         5%
                    5 or more but less than 6                           4%
                    6 or more but less than 7                           3%
                    7 or more but less than 8                           2%
                    8 or more but less than 9                           1%
                    9 or more                                           0%

ANNUAL MAINTENANCE FEE ............................................... $20.00(3)

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
(Daily deductions equal to the given percentage on an annual basis.)
MORTALITY AND EXPENSE RISK CHARGE..........................        1.25%
ADMINISTRATIVE EXPENSE CHARGE..............................  0.00%-0.25%(4)
                                                             -----------
TOTAL SEPARATE ACCOUNT EXPENSES............................  1.25%-1.50%
                                                             ===========

(1)The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to a contract.

(2)Schedule B also may apply to certain older contracts that accept more than one purchase payment. Check your contract to determine which early withdrawal charge schedule applies to you.

(3)The annual maintenance fee is generally deducted only from installment purchase payment contracts. Under certain contracts, the annual maintenance fee may also be deducted upon full withdrawals. See "Fees--Annual Maintenance Fee."

(4)We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See
   "Fees--Administrative Expense Charge."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2000.

                               FUND EXPENSE TABLE(1)
                                                 TOTAL FUND                NET FUND
                                                   ANNUAL                   ANNUAL
                                                  EXPENSES                 EXPENSES
                           INVESTMENT             WITHOUT       TOTAL       AFTER
                            ADVISORY    OTHER    WAIVERS OR  WAIVERS AND  WAIVERS OR
FUND NAME                     FEES     EXPENSES  REDUCTIONS  REDUCTIONS   REDUCTIONS
---------                  ----------  --------  ----------  -----------  ----------
Aetna Ascent VP(2)             0.60%     0.15%       0.75%       0.00%        0.75%
Aetna Balanced VP, Inc.        0.50%     0.09%       0.59%         --         0.59%
Aetna Bond VP                  0.40%     0.10%       0.50%         --         0.50%
Aetna Crossroads VP(3)         0.60%     0.15%       0.75%       0.05%        0.70%
Aetna Growth and Income
  VP                           0.50%     0.08%       0.58%         --         0.58%
Aetna Legacy VP(3)             0.60%     0.16%       0.76%       0.11%        0.65%
Aetna Money Market VP          0.25%     0.09%       0.34%         --         0.34%
Aetna Technology VP(3)         0.95%     0.25%       1.20%       0.05%        1.15%
Fidelity VIP
  Equity-Income
  Portfolio(4)                 0.48%     0.08%       0.56%         --         0.56%
Fidelity VIP Growth
  Portfolio(4)                 0.57%     0.08%       0.65%         --         0.65%
Fidelity VIP Overseas
  Portfolio(4)                 0.72%     0.17%       0.89%         --         0.89%
Fidelity VIP II
  Contrafund-Registered
  Trademark- Portfolio(4)      0.57%     0.09%       0.66%         --         0.66%
Janus Aspen Aggressive
  Growth Portfolio(5)          0.65%     0.01%       0.66%       0.00%        0.66%
Janus Aspen Balanced
  Portfolio(5)                 0.65%     0.01%       0.66%       0.00%        0.66%
Janus Aspen Flexible
  Income Portfolio(5)          0.65%     0.11%       0.76%       0.00%        0.76%
Janus Aspen Growth
  Portfolio(5)                 0.65%     0.02%       0.67%       0.00%        0.67%
Janus Aspen Worldwide
  Growth Portfolio(5)          0.65%     0.04%       0.69%       0.00%        0.69%
PPI MFS Capital
  Opportunities
  Portfolio(6)                 0.65%     0.25%       0.90%       0.00%        0.90%
PPI MFS Emerging Equities
  Portfolio(6)                 0.66%     0.13%       0.79%       0.00%        0.79%
PPI MFS Research Growth
  Portfolio(6)                 0.69%     0.15%       0.84%       0.00%        0.84%
PPI Scudder International
  Growth Portfolio(6)          0.80%     0.20%       1.00%       0.00%        1.00%
PPI T. Rowe Price Growth
  Equity Portfolio(6)          0.60%     0.15%       0.75%       0.00%        0.75%

FOOTNOTES TO THE "FUND EXPENSE TABLE"

(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements generally are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.

(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(5) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.

(6) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

HYPOTHETICAL EXAMPLES

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract, and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e. a mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually and an annual maintenance fee of $20 (converted to a percentage of assets equal to 0.007%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                                                                EXAMPLE B
                                                         EXAMPLE A                              IF AT THE END OF THE PERIODS
 -- These examples are purely hypothetical.                                                     SHOWN YOU (1) LEAVE YOUR ENTIRE
 -- They should not be considered a representation       IF YOU WITHDRAW YOUR ENTIRE            ACCOUNT VALUE INVESTED OR
    of past or future fees or expected returns.          ACCOUNT VALUE AT THE END OF THE        (2) SELECT AN INCOME PHASE
 -- Actual fees and/or returns may be more or less       PERIODS SHOWN, YOU WOULD PAY THE       PAYMENT OPTION, YOU WOULD PAY
    than those shown in these examples.                  FOLLOWING FEES, INCLUDING ANY          THE FOLLOWING EXPENSES (NO EARLY
                                                         APPLICABLE EARLY WITHDRAWAL            WITHDRAWAL CHARGE IS
                                                         CHARGE ASSESSED:*                      REFLECTED):**

                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                           ------  -------  -------  --------  ------  -------  -------  --------
Aetna Ascent VP             $68     $115     $165      $259     $23      $71     $121      $259
Aetna Balanced VP, Inc.     $66     $110     $157      $243     $21      $66     $113      $243
Aetna Bond VP               $65     $107     $152      $233     $20      $63     $108      $233
Aetna Crossroads VP         $68     $115     $165      $259     $23      $71     $121      $259
Aetna Growth and Income
  VP                        $66     $110     $156      $242     $21      $65     $112      $242
Aetna Legacy VP             $68     $115     $166      $260     $23      $71     $121      $260
Aetna Money Market VP       $64     $103     $144      $217     $19      $58     $100      $217
Aetna Technology VP         $72     $129     $188      $304     $27      $84     $143      $304
Fidelity VIP
  Equity-Income Portfolio   $66     $109     $155      $240     $21      $65     $111      $240
Fidelity VIP Growth
  Portfolio                 $67     $112     $160      $249     $22      $68     $116      $249
Fidelity VIP Overseas
  Portfolio                 $69     $119     $172      $273     $24      $75     $128      $273
Fidelity VIP II
  Contrafund-Registered
  Trademark- Portfolio      $67     $112     $161      $250     $22      $68     $116      $250
Janus Aspen Aggressive
  Growth Portfolio          $67     $112     $161      $250     $22      $68     $116      $250
Janus Aspen Balanced
  Portfolio                 $67     $112     $161      $250     $22      $68     $116      $250
Janus Aspen Flexible
  Income Portfolio          $68     $115     $166      $260     $23      $71     $121      $260
Janus Aspen Growth
  Portfolio                 $67     $113     $161      $251     $22      $68     $117      $251
Janus Aspen Worldwide
  Growth Portfolio          $67     $113     $162      $253     $22      $69     $118      $253
PPI MFS Capital
  Opportunities Portfolio   $69     $120     $173      $274     $24      $75     $128      $274
PPI MFS Emerging Equities
  Portfolio                 $68     $116     $167      $263     $23      $72     $123      $263
PPI MFS Research Growth
  Portfolio                 $69     $118     $170      $268     $24      $73     $125      $268
PPI Scudder International
  Growth Portfolio          $70     $123     $178      $284     $25      $78     $133      $284
PPI T. Rowe Price Growth
  Equity Portfolio          $68     $115     $165      $259     $23      $71     $121      $259

--------------------------

* This example reflects deductions of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. Under that schedule, if only one $1,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years one, three, and five, and the 5% charge would apply. At the end of year ten (regardless of the number of purchase payment periods completed) the early withdrawal charge is waived and no early withdrawal charge would apply.
** Example B will not apply during the income phase if you elect to receive income phase payments under a nonlifetime variable payment option and subsequently request a lump-sum withdrawal after the income phase payments start. In this circumstance, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix III of this prospectus, we provide condensed financial information about Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and a fixed interest option.

VARIABLE INTEREST OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview--Questions:
Contacting the Company", by accessing the SEC's web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTION. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. For a description of the Fixed Account, see Appendix I.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses and Fixed Account appendix (Appendix I).

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or the fixed interest option may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to conditions in your contract and compliance with regulatory requirements.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. You may select no more than 18 investment options during the accumulation phase. Each subaccount you select and the Fixed Account counts as one option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

LIMITS IMPOSED BY THE UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS. (MIXED AND SHARED FUNDING) "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company

-- Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
----------------------------------------------

During the accumulation phase, you may transfer amounts among the available subaccounts. Transfers from the Fixed Account may be restricted as outlined in Appendix I, and the total number of investment options that you may select during the accumulation period is limited. See "Investment Options--Limits on How Many Investment Options You May Select." The minimum transfer amount is $500. You may establish automated transfers of account value. See "Dollar Cost Averaging." Transfers must be made in accordance with the terms of your contract. You may not make transfers once you enter the income phase. See "The Income Phase."

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, individuals who use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

CHARGES FOR TRANSFERS. We currently do not charge for transfers.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or, if you are participating in the dollar cost averaging program, after your scheduled transfer.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from one of your investment options to one or more of the subaccounts. Transfers from the Fixed Account under the dollar cost averaging program may be restricted. See Appendix I. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program. For additional information about this program, contact your local representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company".

PURCHASE AND RIGHTS
----------------------------------------------

HOW TO PURCHASE

-- Complete the application and deliver it along with your initial purchase payment to us. Upon our approval, we will issue you a contract and set up an account for you.

-- Two types of contracts are available.

   - Installment Purchase Payment contracts. Under these contracts, you make continuing periodic payments.

   - Single Purchase Payment contracts. Under these contracts you make a single payment to the contract or a lump-sum transfer of amounts accumulated under a pre-existing annuity or retirement arrangement.

PAYMENT AMOUNTS

-- The minimum payment for a single purchase payment contract is $5,000.

-- Installment purchase payments must be at least $100 per month ($1,200 annually) and may not be less than $25 per payment.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be a limit on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel the contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those amounts allocated to the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires, we will refund all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

[SIDE NOTE]
TYPES OF FEES
There are five types of fees or deductions that may affect your account:
-- Transaction Fees
   - Early Withdrawal Charge
   - Annual Maintenance Fee
-- Fees Deducted from Investments in the Separate Account
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-- Fees Deducted by the Funds
   - Investment Advisory Fees
   - Other Expenses
-- Premium and Other Taxes
-- Charges for Aetna GET Fund
TERMS TO UNDERSTAND
-- "PAYMENT PERIOD" (for installment purchase payment contracts)--The period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. The number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.
-- "CONTRACT YEAR" (for single purchase payment contracts)--A 12 month period measured from the date we establish your account, or measured from any anniversary of that date.
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided under "Fee Table." Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge.

AMOUNT. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8.5% of your total payments to the contract.

EARLY WITHDRAWAL CHARGE SCHEDULES

            SCHEDULE A -- INSTALLMENT PURCHASE PAYMENT
  CONTRACTS
Completed Payment Periods                           Early Withdrawal Charge
--------------------------------------------------  --
Less than 5                                         5%
5 or more but less than 7                           4%
7 or more but less than 9                           3%
9 or more but less than 10                          2%
10 or more                                          0%

              SCHEDULE B -- SINGLE PURCHASE PAYMENT
  CONTRACTS*
Completed Contract Years                            Early Withdrawal Charge
--------------------------------------------------  --
Less than 5                                         5%
5 or more but less than 6                           4%
6 or more but less than 7                           3%
7 or more but less than 8                           2%
8 or more but less than 9                           1%
9 or more                                           0%

* Schedule B also may apply to certain older contracts that accept more than one purchase payment. Check your contract to determine which early withdrawal charge schedule applies to you.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

WAIVER. The early withdrawal charge is waived if the withdrawal is:

-- Used to provide income phase payments to you;

-- Paid because of your death;

-- Taken under a systematic distribution option (See "Systematic Distribution
   Options");

-- Taken on or after the tenth anniversary of the effective date of an installment purchase payment contract;

Paid when your account value is $2,500 or less and no withdrawal has been taken from the account within the prior 12 months;

Taken in part or in full from an installment purchase payment contract provided you are at least 59 1/2 and nine purchase payment periods have been completed; or

Taken in an amount of ten percent or less of your account value. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals or withdrawals under a systematic distribution option. The ten percent amount will be calculated using your account value as of the next valuation after your withdrawal request is received in good order at our Home Office. This also does not apply for contracts issued in the state of Washington.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $20.00 for installment purchase payment contracts. $0.00 for single purchase payment contracts.

WHEN/HOW. Each year during the accumulation phase, we deduct this fee from your account value on your account anniversary. It is also deducted at the time of a full withdrawal, to the extent permitted under state law. It is deducted proportionately from each subaccount and fixed interest option in which you have interest.

PURPOSE. This fee reimburses us for administrative expenses related to the establishment and maintenance of your account.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.25% annually of your account value invested in the subaccounts. See "The Income Phase--Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promises to pay the death benefit available under the contract and to make lifetime income phase payments based on annuity rates specified in the contract.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25%. We currently do not impose this charge. We reserve the right, however, on 30 days' notice, if allowed by your contract, to charge up to 0.25% annually of your daily net assets invested in the subaccounts.

WHEN/HOW. If imposed, we will deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest option. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be recovered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this charge.

FEES DEDUCTED BY THE FUNDS

MAXIMUM AMOUNT. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our income phase payment rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account, see "Taxation."

CHARGES FOR AETNA GET FUND

Various series of Aetna GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- The current dollar value of amounts invested in the subaccounts, plus

-- The current dollar value of amounts invested in the Fixed Account, including interest to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund's shares. The value of your interest in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount's units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as guarantee charges for Aetna GET Fund. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that your initial purchase payment is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment, the applicable AUV's after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A, and 80 accumulation units of Subaccount B.

                                          STEP 1: You make an initial purchase
                                          payment of $5000.

                                          STEP 2:

                                          A. You direct us to invest $3,000 in
                                             Fund A. The purchase payment
                                             purchases 300 accumulation units of
                                             Subaccount A ($3,000 divided by the
                                             current $10 AUV).
                                          B. You direct us to invest $2,000 in
                                             Fund B. The purchase payment
                                             purchases 80 accumulation units of
                                             Subaccount B ($2,000 divided by the
                                             current $25 AUV).

                                          STEP 3: The separate account purchases
                                          shares of the applicable funds at the
                                          then current market value (net asset
                                          value or NAV).

                                        $5,000 Purchase Payment
                                                STEP 1
                               Aetna Life Insurance and Annuity Company
                                                STEP 2
                                      Variable Annuity Account B
          Subaccount A 300             Subaccount B 80              Etc.
          accumulation units           accumulation units
                                                STEP 3
          Mutual Fund A                Mutual Fund B

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of the initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")
-- Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your local representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL.

-- Select the withdrawal amount.
   1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value minus any applicable early withdrawal charge and annual maintenance fee.
   2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge. See Appendix I for more information about withdrawals from the Fixed Account.

-- Select investment options. If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.

-- Properly complete a disbursement form and send it to our Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

REINVESTING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and for early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Seek competent advice regarding the tax consequences associated with reinvestment.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from your contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase".
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

These options may be exercised at any time during the accumulation phase of the contract.

The following systematic distribution options may be available:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by calling us at the number listed in "Contract Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your local representative or the Company at the number listed in "Contract Overview--Question: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. Once you revoke an option, you may not elect it again, nor may you elect any other systematic distribution option that may be available, unless you are allowed under the Internal Revenue Code of 1986, as amended (Tax Code).

CHARGES AND TAXATION. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications consult a tax adviser before electing an option.

DEATH BENEFIT
----------------------------------------------

DURING THE ACCUMULATION PHASE

WHO RECEIVES THE DEATH BENEFIT? If you would like certain individuals or entities to receive a death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your local representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when you, the contract holder, die.

DEATH BENEFIT AMOUNT. The death benefit will equal your account value as of the next time we value your account after the date on which we receive proof of death acceptable to us. Interest, if any, will be paid from the date of death at a rate no less than required by law.

DEATH BENEFIT--METHODS OF PAYMENT

(For payment options during the income phase, see "The Income Phase.")

If you die during the accumulation phase of your contract, the following payment options are available to your beneficiary, if allowed by the Tax Code:

-- Lump-sum payment; or

-- Payment in accordance with any of the available income phase payment plans.
   See "The Income Phase--Payment Plans."

The following options are also available, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leave the account value invested in the contract; or

-- Leave the account value on deposit in the Company's general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. Your beneficiary can withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment plans. See "The Income Phase--Payment Plans."

STEPS REQUIRED FOR DEATH BENEFITS TO BE PAID TO YOUR BENEFICIARY:

1. You must have designated a beneficiary(ies) for your contract.

2. Your beneficiary or someone on their behalf must provide us with proof of your death acceptable to us; and

3. Your beneficiary must elect one of the payment options available under the contract.

We will not pay any death proceeds until the beneficiary elects a method of payment. Prior to the election of a payment method by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary will have the right to allocate or transfer amounts among available investment options. (Limitations may apply to transfers from the Fixed Account--see Appendix I)

We will mail payment to the beneficiary within seven days after we receive proof of death and an election of the method of payment acceptable to us.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time frame required by the Tax Code. See "Taxation."

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days before the date you want to start receiving income phase payments, you must notify us in writing of all of the following:

-- Payment start date;

-- Income phase payment option (see the payment options table in this section);

-- Payment frequency (i.e. monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable payments or a combination of fix and variable payments; and

-- Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected, and whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be invested in subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Currently, Aetna Balanced VP, Inc., Aetna Bond VP and Aetna Growth and Income VP are the only subaccounts available during the income phase. For variable payments, you must also select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company".

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

-- A first income phase payment of at least $20; or

-- Total yearly income phase payments of at least $100.

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
If your account value is too low to meet these minimum payment amounts you will receive one lump-sum payment.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for payment in good order at our Home Office. If the continuing income phase payments are elected, the beneficiary may not elect to receive a lump-sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments we made after the date of death.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; consult a tax adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin, the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

---------------------------------------------------------------------------------------
                         LIFETIME INCOME PHASE PAYMENT OPTIONS
                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the
Life Income                annuitant dies prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.
Life Income--              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Guaranteed                 dies before we have made all the guaranteed payments, we
Payments                   will continue to pay the beneficiary the remaining
                           guaranteed payments unless the beneficiary elects to receive a lump-sum payment equal to the present value of the
                           remaining guaranteed payments.
---------------------------------------------------------------------------------------

                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made if both
                           annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (A) When you select this option you choose for 100%, 66 2/3%
Life Income--              or 50% of the payment to continue to the surviving annuitant
Two Lives                  after the first death; or
                           (B) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment will
                           continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months.
                           CONTINUING PAYMENTS: 100% of the payment will continue to
Life Income--Two           the surviving annuitant after the first death.
Lives with                 DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
Guaranteed                 annuitants die before the guaranteed payments have all been
Payments                   paid, we will continue to pay the beneficiary the remaining guaranteed payments, unless the beneficiary elects to
                           receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
---------------------------------------------------------------------------------------

                                                             Table continued -->

---------------------------------------------------------------------------------------
                       NONLIFETIME INCOME PHASE PAYMENT OPTIONS
Nonlifetime--              LENGTH OF PAYMENT: You may select payments for 3-30 years.
Guaranteed                 In certain cases a lump-sum payment may be requested at any
Payments                   time. (see below)
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will
                           continue to pay the beneficiary the remaining guaranteed
                           payments, unless the beneficiary elects to receive a
                           lump-sum payment equal to the present value of the remaining guaranteed payments.
---------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments have begun is treated as a completed purchase payment period even though no additional purchase payments have been made. See "Fees--Early Withdrawal Charge." We will send lump-sum payments within seven calendar days after we receive the request for payment in good order at our Home Office.
---------------------------------------------------------------------------------------

CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value for the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e. the actual fixed rate used for the fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

[SIDE NOTE]
IN THIS SECTION:
-- Introduction
-- Contract Type
-- Withdrawals and Other Distributions
-- Taxation of Distributions
-- 10% Penalty Tax
-- Withholding for Federal Income Tax Liability
-- Minimum Distribution of Death Benefit Proceeds
-- Taxation of Nonqualified Contracts
-- Taxation of the Company
[END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

-- We do not make any guarantee about the tax treatment of the contract or any transaction involving the contract.

-- The term "payment" in this section refers to income phase payments.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract consult a tax adviser.

TAXATION OF GAINS PRIOR TO DISTRIBUTION. You will generally not pay taxes on any earnings from the annuity contract descried in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). The IRS has stated in published rulings, however, that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

DIVERSIFICATION. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contracts to qualify as annuity contracts under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

CONTRACT TYPE

The contracts are designed for use on a non-tax qualified basis as a nonqualified deferred annuity contract.

THE CONTRACT. You are responsible for determining that contributions, distributions, investments and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding suitability of the contract.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the Internal Revenue Service (IRS).

TAXATION OF DISTRIBUTIONS

NONQUALIFIED CONTRACTS. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the account value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.

For income phase payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income phase payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). The entire income phase payment will be taxable once the recipient has recovered the investment in the contract.

For variable income phase payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire income phase payment will be taxable once the recipient has recovered the investment in the contract.

All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract unless one or more of the following have occurred:

-- You have attained age 59 1/2;

-- You have become disabled within the meaning of the Tax Code;

-- You have died;

-- The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary; or

-- The distribution is allocable to investment in the contract before August 14, 1982.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Generally, you or a beneficiary may elect not to have tax withheld from distributions.

NON-RESIDENT ALIENS. If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS

DEATH OF CONTRACT HOLDER. The following requirements apply to nonqualified contracts at your death. Different distribution requirements apply if your death occurs:

-- After you begin receiving income phase payments under the contract, or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2001, your entire balance must be distributed by August 31, 2006. However, if the distribution begins within one year of your death, then payments may be made over one of the following time-frames:

-- Over the life of the beneficiary; or

-- Over a period not extending beyond the life expectancy of the beneficiary.

SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract holder.

DEATH OF THE ANNUITANT. If the contract holder is a nonnatural person and the annuitant dies, the same rules apply as outlined above for death of a contract holder, with the annuitant treated as the holder of the contract. If there is a change in the annuitant, such change shall be treated as the death of the holder of the contract. If the contract holder is a natural person but not the annuitant and the annuitant dies, the beneficiary must elect an income phase payment option within 60 days of the date of death, or any gain under the contract will be includible in the beneficiary's income in the year the annuitant dies.

TAXATION OF NONQUALIFIED CONTRACTS

IN GENERAL. Tax Code section 72 governs taxation of annuities in general. A contract holder under a nonqualified contract who is a natural person generally is not taxed on increases in the account value until distribution occurs by withdrawing all or part of such account value. The taxable portion of a distribution is taxable as ordinary income.

NON-NATURAL HOLDERS OF A NONQUALIFIED CONTRACT. If the contract holder is not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously
 28
included in income. There are some exceptions to this rule and a non-natural person should consult a tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult a tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A NONQUALIFIED CONTRACT. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, the selection of certain income phase payment dates, or the exchange of a contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

We issue the contracts described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

CONTRACT DISTRIBUTION

The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. AIS may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions. In this prospectus, we refer to the registered broker-dealers and the banks described above as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Occasionally, AIS may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions, or administrative services. We will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

AIS may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions and the distributors and may provide certain administrative services in connection with the contract. AIS may pay such wholesalers compensation based upon purchase payments to contracts purchased through distributors that they select.

AIS may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments for their services based upon purchase payments, to the extent such payments are allowed by applicable securities laws. AIS will pay all costs and expenses related to these services.

PAYMENT OF COMMISSIONS. We pay distributors and their registered representatives who sell the contract commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 7 1/2% of first year purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7 1/2% of purchase payments over the life of the contract. We may also pay renewal comissions on purchase payments made after the first year and asset-based service fees. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

-- On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

-- During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e. mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation it would decrease the level of performance reflected by the calculation. Non-standardized returns may include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising you may request a Statement of Additional Information at the number listed in "Contract Overview--Questions: Contacting the Company".

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which we receive no instructions in the same proportion as those for which we receive instructions. You will receive periodic reports relating to the funds in which you have an interest as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.
 32

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership where such assignments are not prohibited, with proper notification. The date of any such assignment or transfer of ownership will be the date we receive the notification at our Home Office. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. Your rights and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History...................    2

Variable Annuity Account B........................    2

Offering and Purchase of Contract.................    3

Performance Data..................................    3

    General.......................................    3

    Average Annual Total Return Quotations........    4

Income Phase Payments.............................    7

Sales Material and Advertising....................    8

Independent Auditors..............................    8

Financial Statements of the Separate Account......  S-1

Financial Statements of Aetna Life Insurance and
 Annuity Company and Subsidiary...................  F-1

You may request an SAI by calling the Home Office at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                                 FIXED ACCOUNT
------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase of the contract.

     Additional information about this option may be found in the contract.

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

GENERAL DISCLOSURE.

-- Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

-- Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

-- The SEC has not reviewed disclosure in this Appendix regarding the Fixed
   Account.

INTEREST RATES.

-- The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will receive a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company.

-- Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for period of up to 6 months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option once during each calendar year. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income payments begin you may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

                                  APPENDIX II
                        DESCRIPTION OF UNDERLYING FUNDS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

AETNA BALANCED VP, INC.

INVESTMENT OBJECTIVE

Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

POLICIES

Under normal market conditions, allocates assets among the following asset classes: equities such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities, and money market instruments. Typically maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time. In making asset allocation decisions, the investment adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market, using quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. May also invest in foreign debt securities.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Because the fund's assets are allocated between equities and fixed income securities, the fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. High yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA INCOME SHARES D/B/A AETNA BOND VP

INVESTMENT OBJECTIVE

Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

POLICIES

Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities. High yield bonds are fixed income securities rated below BBB- by S&P or Baa3 by Moody's or, if unrated, considered by the investment adviser to be of comparable quality. May invest in zero coupon securities.

PRINCIPAL RISKS

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP

INVESTMENT OBJECTIVE

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

POLICIES

Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital appreciation or income growth. May invest principally in common stocks having significant potential for capital appreciation, income growth, or both. Tends to emphasize stocks of larger companies. May also invest assets in stocks of small and medium-sized companies, and stocks of foreign issuers, depending upon market conditions. Combines internally developed quantitative computer models with a qualitative overlay to determine the relative attractiveness of each asset class and to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although the investment adviser emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP

INVESTMENT OBJECTIVE

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

POLICIES

Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP

INVESTMENT OBJECTIVE

Seeks to provide capital appreciation.

POLICIES

Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities and money market instruments. May invest up to 15% of total assets in high-yield, high-risk bonds (high yield bonds). The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that the investment adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements.

The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

PRINCIPAL RISKS

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate caused by such factors as over-building. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP

INVESTMENT OBJECTIVE

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

POLICIES

Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities and money market instruments. May invest up to 15% of total assets in high-yield, high-risk bonds (high yield bonds). The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that the investment adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements.

The benchmark portfolio is 60% equities and 40% fixed income under neutral market conditions.

PRINCIPAL RISKS

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate caused by such factors as over-building. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP

INVESTMENT OBJECTIVE

Seeks to provide total return consistent with preservation of capital.

POLICIES

Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities and money market instruments. May invest up to 15% of total assets in high-yield, high-risk bonds (high yield bonds). The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that the investment adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements.

The benchmark portfolio is 40% equities and 60% fixed income under neutral market conditions.

PRINCIPAL RISKS

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate caused by such factors as over-building. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA TECHNOLOGY VP

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

POLICIES

Primarily invests in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that the subadviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The subadviser considers a company to be principally engaged in the information technology industries if at the time of investment the investment adviser determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. The subadviser will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks, the subadviser looks at a company's valuation relative to its potential long-term growth rate. May look to see whether a company offers a new or improved product, service or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. May sell a security if the subadviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the subadviser believes that another investment offers a better opportunity.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Because the fund's investments are concentrated in the information technology industries, the fund may be subject to more abrupt swings in value than a fund which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

INVESTMENT ADVISER: Aeltus Investment Management, Inc. (Aeltus)

SUBADVISER: Elijah Asset Management, LLC (EAM)

FIDELITY VARIABLE INSURANCE PRODUCTS--EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.

POLICIES

Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISER: FMR Co., Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS--GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks to achieve capital appreciation.

POLICIES

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISER: FMR Co., Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS--OVERSEAS PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

POLICIES

Normally invests at least 65% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS II--CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

POLICIES

Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

A NONDIVERSIFIED portfolio that seeks long-term growth of capital.

POLICIES

A NONDIVERSIFIED portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a NONDIVERSIFIED portfolio may hold larger positions in a smaller number of issuers. As a result, a single security's increase or decrease in value may have a greater impact on the fund's net asset value and total return than a comparable diversified fund. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital Corporation

JANUS ASPEN SERIES--BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

POLICIES

Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another fundamental risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital Corporation

JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO

INVESTMENT OBJECTIVE

Seeks to obtain maximum total return, consistent with the preservation of capital.

POLICIES

Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80% of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk bonds which may be a big part of the portfolio. Portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual income-producing securities one at a time considering economic factors such as the effect of interest rates on the Portfolio's investments. If the portfolio manager is unable to find investments that meet his investment criteria, the Portfolio's assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments and initial public offerings (IPOs). One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs.

INVESTMENT ADVISER: Janus Capital Corporation

JANUS ASPEN SERIES--GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

POLICIES

Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital Corporation

JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

POLICIES

Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital Corporation

PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE

Seeks capital appreciation.

POLICIES

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.

PRINCIPAL RISKS

- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.

INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company

SUBADVISER: Massachusetts Financial Services Company

PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

POLICIES

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be early in their life cycle and that have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May also invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.

PRINCIPAL RISKS

- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and markets are subject.
- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

- EMERGING MARKETS RISK: Investments in emerging market securities involve all the risks of investment in foreign markets. Additionally, markets of emerging market countries have been more volatile, and involve greater risks, than the markets of developed countries with more mature economies.
- ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.

INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company

SUBADVISER: Massachusetts Financial Services Company

PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and future income.

POLICIES

Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

PRINCIPAL RISKS

- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
- OVER-THE-COUNTER RISK: Equity securities that are traded over-the-counter may be more volatile than exchange-listed securities, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company

SUBADVISER: Massachusetts Financial Services Company

PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

POLICIES

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

PRINCIPAL RISKS

- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
- INTEREST RATE RISK: Investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.
- CREDIT RISK: Investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company

SUBADVISER: Zurich Scudder Investments, Inc.

PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term capital growth, and secondarily, increasing dividend income.

POLICIES

Invests primarily (at least 65% of total assets) in the common stocks of a diversified group of growth companies. Seeks companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are above average. Also seeks companies with a lucrative niche in the economy that will give them the ability to sustain earnings momentum even during times of slow economic growth.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

PRINCIPAL RISKS

- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
- GROWTH STOCK RISK: Growth stock companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company

SUBADVISER: T. Rowe Price Associates, Inc.

                                  APPENDIX III
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                              2000        1999         1998         1997         1996          1995          1994         1993
                              ----        ----         ----         ----         ----          ----          ----         ----
 AETNA ASCENT VP
 Value at beginning
  of period                   $17.905     $15.855      $15.392      $12.999      $10.652       $10.000(1)
 Value at end of period       $17.566     $17.905      $15.855      $15.392      $12.999       $10.652
 Number of accumulation
  units outstanding at end
  of period                    79,352      96,551      274,115      317,579       99,589        16,791
 AETNA BALANCED VP, INC.
 Value at beginning
  of period                   $24.603     $21.929      $18.989      $15.698      $13.803       $10.971       $11.164      $10.286
 Value at end of period       $24.163     $24.603      $21.929      $18.989      $15.698       $13.803       $10.971      $11.164
 Number of accumulation
  units outstanding at end
  of period                 2,014,690   2,278,136    2,929,720    3,174,738    3,885,730     6,430,772     3,541,703      318,711
 AETNA BOND VP
 Value at beginning
  of period                   $13.988     $14.270      $13.361      $12.493      $12.212       $10.457       $11.006      $10.160
 Value at end of period       $15.147     $13.988      $14.270      $13.361      $12.493       $12.212       $10.457      $11.006
 Number of accumulation
  units outstanding at end
  of period                   722,494     887,371    1,129,589    1,168,988    1,947,629     4,853,662     1,988,960      166,913
 AETNA CROSSROADS VP
 Value at beginning
  of period                   $16.431     $15.095      $14.432      $12.430      $10.594       $10.000(1)
 Value at end of period       $16.295     $16.431      $15.095      $14.432      $12.430       $10.594
 Number of accumulation
  units outstanding at end
  of period                    99,845     115,324      218,649      175,559       74,128        16,953
 AETNA GROWTH AND
 INCOME VP
 Value at beginning
  of period                   $28.883     $24.907      $22.028      $17.173      $13.972       $10.698       $10.940      $10.378
 Value at end of period       $25.397     $28.883      $24.907      $22.028      $17.173       $13.972       $10.698      $10.940
 Number of accumulation
  units outstanding at end
  of period                 6,188,910   7,212,849    9,491,619   10,689,845   15,372,944    30,554,957    11,117,383      879,670
 AETNA LEGACY VP
 Value at beginning
  of period                   $14.875     $14.064      $13.317      $11.776      $10.443       $10.000(1)
 Value at end of period       $15.397     $14.875      $14.064      $13.317      $11.776       $10.443
 Number of accumulation
  units outstanding at end
  of period                    99,655     111,343      197,742      133,741       25,977         2,222
 AETNA MONEY MARKET VP
 Value at beginning
  of period                   $12.894     $12.425      $11.930      $11.453      $11.007       $10.509       $10.223      $10.031
 Value at end of period       $13.547     $12.894      $12.425      $11.930      $11.453       $11.007       $10.509      $10.223
 Number of accumulation
  units outstanding at end
  of period                   894,024   1,034,154    1,146,661      974,714    1,984,269     4,354,272     1,822,449       90,782
 FIDELITY VIP
 EQUITY-INCOME PORTFOLIO
 Value at beginning
  of period                   $18.272     $17.400      $15.784      $12.475      $11.054       $10.000(1)
 Value at end of period       $19.565     $18.272      $17.400      $15.784      $12.475       $11.054
 Number of accumulation
  units outstanding at end
  of period                   204,704     236,374      298,921      328,562      208,072       294,244
 FIDELITY VIP GROWTH
 PORTFOLIO
 Value at beginning
  of period                   $25.999     $19.155      $13.904      $11.402      $10.066       $10.000(1)
 Value at end of period       $22.858     $25.999      $19.155      $13.904      $11.402       $10.066
 Number of accumulation
  units outstanding at end
  of period                   536,656     474,649      324,558      229,060      199,720       288,576
 FIDELITY VIP OVERSEAS
 PORTFOLIO
 Value at beginning of
  period                      $19.419     $13.786      $12.381      $11.238      $10.052       $10.000(1)
 Value at end of period       $15.514     $19.419      $13.786      $12.381      $11.238       $10.052
 Number of accumulation
  units outstanding at end
  of period                    33,208      37,275       54,226       51,780       38,994        33,813
 FIDELITY VIP II
 CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
 Value at beginning of
  period                      $24.217     $19.735      $15.374      $12.540      $10.468       $10.000(1)
 Value at end of period       $22.333     $24.217      $19.735      $15.374      $12.540       $10.468
 Number of accumulation
  units outstanding at end
  of period                   365,499     449,134      488,102      465,699      273,189       379,862

                               1992          1991
                               ----          ----
 AETNA ASCENT VP
 Value at beginning
  of period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 AETNA BALANCED VP, INC.
 Value at beginning
  of period                    $12.717(1)    $10.882
 Value at end of period        $10.286       $12.717
 Number of accumulation
  units outstanding at end
  of period                      6,537     1,324,822
 AETNA BOND VP
 Value at beginning
  of period                    $37.815(2)    $32.066
 Value at end of period        $10.160       $37.815
 Number of accumulation
  units outstanding at end
  of period                      4,196       427,893
 AETNA CROSSROADS VP
 Value at beginning
  of period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 AETNA GROWTH AND
 INCOME VP
 Value at beginning
  of period                    $84.249(3)    $67.496
 Value at end of period        $10.378       $84.249
 Number of accumulation
  units outstanding at end
  of period                      3,107       908,777
 AETNA LEGACY VP
 Value at beginning
  of period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 AETNA MONEY MARKET VP
 Value at beginning
  of period                    $34.122(4)    $32.431
 Value at end of period        $10.031       $34.122
 Number of accumulation
  units outstanding at end
  of period                      2,808       548,425
 FIDELITY VIP
 EQUITY-INCOME PORTFOLIO
 Value at beginning
  of period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 FIDELITY VIP GROWTH
 PORTFOLIO
 Value at beginning
  of period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 FIDELITY VIP OVERSEAS
 PORTFOLIO
 Value at beginning of
  period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 FIDELITY VIP II
 CONTRAFUND-REGISTERED TRA
 PORTFOLIO
 Value at beginning of
  period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period

------------------------------------------------------------------

                              2000        1999         1998         1997         1996          1995          1994         1993
                              ----        ----         ----         ----         ----          ----          ----         ----
 JANUS ASPEN AGGRESSIVE
 GROWTH PORTFOLIO
 Value at beginning
  of period                   $45.486     $20.433      $15.410      $13.850      $12.992       $10.319       $10.000(1)
 Value at end of period       $30.628     $45.486      $20.433      $15.410      $13.850       $12.992       $10.319
 Number of accumulation
  units outstanding at end
  of period                   986,825     828,592      512,154      469,230      590,904       723,839       131,702
 JANUS ASPEN BALANCED
 PORTFOLIO
 Value at beginning of
  period                      $24.886     $19.880      $14.990      $12.431      $10.835       $10.000(1)
 Value at end of period       $24.030     $24.886      $19.880      $14.990      $12.431       $10.835
 Number of accumulation
  units outstanding at end
  of period                   582,229     527,201      334,508      193,429       74,184         7,772
 JANUS ASPEN FLEXIBLE
 INCOME PORTFOLIO
 Value at beginning
  of period                   $15.562     $15.509      $14.393      $13.040      $12.094        $9.886       $10.000(1)
 Value at end of period       $16.331     $15.562      $15.509      $14.393      $13.040       $12.094        $9.886
 Number of accumulation
  units outstanding at end
  of period                    62,404      73,596       85,517      109,812       96,128        84,048        15,893
 JANUS ASPEN GROWTH
 PORTFOLIO
 Value at beginning of
  period                      $29.366     $20.651      $15.414      $12.716      $10.870       $10.000(1)
 Value at end of period       $24.782     $29.366      $20.651      $15.414      $12.716       $10.870
 Number of accumulation
  units outstanding at end
  of period                   541,342     432,037      217,310      179,226      132,465        26,022
 JANUS ASPEN WORLDWIDE
 GROWTH PORTFOLIO
 Value at beginning of
  period                      $34.626     $21.320      $16.745      $13.880      $10.893       $10.000(1)
 Value at end of period       $28.839     $34.626      $21.320      $16.745      $13.880       $10.893
 Number of accumulation
  units outstanding at end
  of period                   966,698     902,510    1,069,704      953,522      520,275       227,582
 PPI MFS CAPITAL
 OPPORTUNITIES PORTFOLIO
 Value at beginning of
  period                      $39.254     $26.713      $21.343      $21.038(1)
 Value at end of period       $36.551     $39.254      $26.713      $21.343
 Number of accumulation
  units outstanding at end
  of period                   335,970     278,562      303,746      296,540
 PPI MFS EMERGING EQUITIES
 PORTFOLIO
 Value at beginning of
  period                      $29.040     $19.489      $15.219      $15.411(1)
 Value at end of period       $20.426     $29.040      $19.489      $15.219
 Number of accumulation
  units outstanding at end
  of period                   455,264     485,026      695,813      742,913
 PPI MFS RESEARCH GROWTH
 PORTFOLIO
 Value at beginning of
  period                      $18.963     $15.481      $12.744      $12.995(1)
 Value at end of period       $17.889     $18.963      $15.481      $12.744
 Number of accumulation
  units outstanding at end
  of period                   395,373     408,870      605,271      664,979
 PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO
 Value at beginning of
  period                      $32.942     $21.057      $17.903      $17.682(1)
 Value at end of period       $26.160     $32.942      $21.057      $17.903
 Number of accumulation
  units outstanding at end
  of period                   286,301     316,726      360,392      411,600
 PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO
 Value at beginning of
  period                      $21.922     $18.146      $14.400      $14.112(1)
 Value at end of period       $21.643     $21.922      $18.146      $14.400
 Number of accumulation
  units outstanding at end
  of period                   192,790     177,799      287,914      231,297

                               1992          1991
                               ----          ----
 JANUS ASPEN AGGRESSIVE
 GROWTH PORTFOLIO
 Value at beginning
  of period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 JANUS ASPEN BALANCED
 PORTFOLIO
 Value at beginning of
  period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 JANUS ASPEN FLEXIBLE
 INCOME PORTFOLIO
 Value at beginning
  of period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 JANUS ASPEN GROWTH
 PORTFOLIO
 Value at beginning of
  period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 JANUS ASPEN WORLDWIDE
 GROWTH PORTFOLIO
 Value at beginning of
  period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 PPI MFS CAPITAL
 OPPORTUNITIES PORTFOLIO
 Value at beginning of
  period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 PPI MFS EMERGING EQUITIES
 PORTFOLIO
 Value at beginning of
  period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 PPI MFS RESEARCH GROWTH
 PORTFOLIO
 Value at beginning of
  period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO
 Value at beginning of
  period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period
 PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO
 Value at beginning of
  period
 Value at end of period
 Number of accumulation
  units outstanding at end
  of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
(1) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

------------------------------------------------------------------
(2) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

------------------------------------------------------------------

                                    TABLE II
                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                      2000           1999           1998            1997
                                      ----           ----           ----            ----
AETNA ASCENT VP
Value at beginning of period          $18.066        $15.942        $15.422         $13.943(1)
Value at end of period                $17.786        $18.066        $15.942         $15.422
Number of accumulation units
 outstanding at end of period          21,776         21,776         24,014          23,868
AETNA BALANCED VP, INC.
Value at beginning of period          $24.762        $22.015        $19.016         $16.898(1)
Value at end of period                $24.379        $24.762        $22.015         $19.016
Number of accumulation units
 outstanding at end of period         361,203        383,141        452,764         477,504
AETNA BOND VP
Value at beginning of period          $14.042        $14.304        $13.373         $12.747(1)
Value at end of period                $15.229        $14.042        $14.304         $13.373
Number of accumulation units
 outstanding at end of period         364,573        387,135        452,992         489,431
AETNA CROSSROADS VP
Value at beginning of period          $16.579        $15.179        $14.461         $13.178(1)
Value at end of period                $16.499        $16.579        $15.179         $14.461
Number of accumulation units
 outstanding at end of period           9,913          9,939         10,769          10,798
AETNA GROWTH AND INCOME VP
Value at beginning of period          $29.069        $25.005        $22.060         $19.527(1)
Value at end of period                $25.624        $29.069        $25.005         $22.060
Number of accumulation units
 outstanding at end of period       2,862,933      3,297,663      3,821,349       4,106,796
AETNA LEGACY VP
Value at beginning of period                         $14.141        $13.343         $12.335(1)
Value at end of period                               $14.497        $14.141         $13.343
Number of accumulation units
 outstanding at end of period                              0          1,958           2,254
AETNA MONEY MARKET VP
Value at beginning of period          $12.894        $12.425        $11.930         $11.654(1)
Value at end of period                $13.547        $12.894        $12.425         $11.930
Number of accumulation units
 outstanding at end of period         424,946        457,619        505,775         580,412
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period          $18.272        $17.400        $15.784         $14.017(1)
Value at end of period                $19.565        $18.272        $17.400         $15.784
Number of accumulation units
 outstanding at end of period           7,656         11,370         13,539          35,342
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period          $25.999        $19.155        $13.904         $12.498(1)
Value at end of period                $22.858        $25.999        $19.155         $13.904
Number of accumulation units
 outstanding at end of period          29,626         32,858         24,195           3,029
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period          $24.217        $19.735        $15.374         $13.535(1)
Value at end of period                $22.333        $24.217        $19.735         $15.374
Number of accumulation units
 outstanding at end of period           8,064         13,750         14,618          13,675
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period          $45.486        $20.433        $15.410         $13.806(1)
Value at end of period                $30.628        $45.486        $20.433         $15.410
Number of accumulation units
 outstanding at end of period          37,118         34,550         24,373          19,818
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period          $24.886        $19.880        $14.990         $13.554(1)
Value at end of period                $24.030        $24.886        $19.880         $14.990
Number of accumulation units
 outstanding at end of period          16,214         12,101          6,712           2,819
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period          $15.562        $15.509        $14.630(1)
Value at end of period                $16.331        $15.562        $15.509
Number of accumulation units
 outstanding at end of period           3,110          3,110          5,158
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period          $29.366        $20.651        $15.414         $13.985(1)
Value at end of period                $24.782        $29.366        $20.651         $15.414
Number of accumulation units
 outstanding at end of period          46,192         29,284          1,028             750
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period          $34.626        $21.320        $16.745         $15.851(1)
Value at end of period                $28.839        $34.626        $21.320         $16.745
Number of accumulation units
 outstanding at end of period          42,596         44,861         45,971          44,433
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period          $39.254        $26.713        $21.343         $21.038(2)
Value at end of period                $36.551        $39.254        $26.713         $21.343
Number of accumulation units
 outstanding at end of period          11,362          9,451          9,947           8,563

------------------------------------------------------------------

                                      2000           1999           1998            1997
                                      ----           ----           ----            ----
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period          $29.040        $19.489        $15.219         $15.411(2)
Value at end of period                $20.426        $29.040        $19.489         $15.219
Number of accumulation units
 outstanding at end of period          13,795         12,142         11,330          11,848
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period          $18.963        $15.481        $12.744         $12.995(2)
Value at end of period                $17.889        $18.963        $15.481         $12.744
Number of accumulation units
 outstanding at end of period         162,448        135,420        148,963         141,582
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period          $32.942        $21.057        $17.903         $17.682(2)
Value at end of period                $26.160        $32.942        $21.057         $17.903
Number of accumulation units
 outstanding at end of period           4,808          4,496          5,245           3,986
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period          $21.922        $18.146        $14.400         $14.112(2)
Value at end of period                $21.643        $21.922        $18.146         $14.400
Number of accumulation units
 outstanding at end of period           4,920          4,491          4,730           3,310

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1) Funds were first received in this option during February 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during November 1997.

                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

            STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 29, 2001

                      Individual Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated June 29, 2001.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                          ING Aetna Financial Services
                                Annuity Services
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                                        Page
                                                                                        ----
General Information and History.......................................................    2
Variable Annuity Account B............................................................    2
Offering and Purchase of Contracts....................................................    3
Performance Data......................................................................    3
      General.........................................................................    3
      Average Annual Total Return Quotations..........................................    4
Income Phase Payments.................................................................    7
Sales Material and Advertising........................................................    8
Independent Auditors..................................................................    8
Financial Statements of the Separate Account..........................................  S-1
Financial Statements of Aetna Life Insurance and Annuity Company and Subsidiaries.....  F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. The Company is an indirect wholly-owned subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 2000, the Company and its subsidiary life company had $51 billion invested through their products, including $37 billion in their separate accounts (of which the Company, or its subsidiary Aeltus Investment Management, Inc., oversees the management of $23 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 1999.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

-    AETNA ASCENT VP
-    AETNA BALANCED VP, INC.
-    Aetna Income Shares d/b/a AETNA BOND VP
-    AETNA CROSSROADS VP
-    Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP
-    AETNA LEGACY VP
-    Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP
-    AETNA TECHNOLOGY VP
-    FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) EQUITY-INCOME PORTFOLIO
-    FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) GROWTH PORTFOLIO
-    FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) OVERSEAS PORTFOLIO
-    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
     CONTRAFUND-Registered Trademark- PORTFOLIO
-    JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
-    JANUS ASPEN BALANCED PORTFOLIO
-    JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
-    JANUS ASPEN GROWTH PORTFOLIO
-    JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
-    PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO


-    PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO
-    PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO
-    PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO
-    PORTFOLIO PARTNERS, INC. (PPI) T.ROWE PRICE GROWTH EQUITY PORTFOLIO


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, Aetna Investment Services, LLC (AIS) serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of all recurring charges under the contracts during each period (1.25% mortality and expense risk charge, $20 annual maintenance fee, and an early withdrawal charge of 5% grading down to 0% after 10 payment periods). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maintenance fee has been deducted for the purpose of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

 The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2000 for the subaccounts under installment payment contracts. The standardized returns assume the maximum charges under the contract as described under "General" above. For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

For the subaccounts funded by the Portfolio Partners (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the PPI portfolio.

                                                                                                                        DATE
                                                                                                                   CONTRIBUTIONS
                                                                                           STANDARDIZED            FIRST RECEIVED
                                                                                                                     UNDER THE
                                                                                                                      SEPARATE
                                                                                                                       ACCOUNT
                                                                                                         SINCE
                             SUBACCOUNT                                 1 YEAR     5 YEAR    10 YEAR   INCEPTION*
Aetna Ascent VP                                                        (6.41%)      9.95%                 10.40%      08/31/1995
Aetna Balanced VP, Inc.(1)                                             (6.31%)     11.31%    11.17%
Aetna Bond VP(1)                                                        3.82%       3.65%     6.42%
Aetna Crossroads VP                                                    (5.34%)      8.38%                 8.83%       08/31/1995
Aetna Growth and Income VP(1)                                          (16.64%)    12.17%    12.40%
Aetna Legacy VP                                                        (0.98%)      7.44%                 7.91%       08/31/1995
Aetna Money Market VP(1)(2)                                             0.58%       3.48%     3.81%
Aetna Technology VP                                                                                     (44.61%)      05/01/2000
Fidelity VIP Equity-Income Portfolio                                    2.61%      11.56%                15.07%       12/30/1994
Fidelity VIP Growth Portfolio                                          (16.65%)    17.41%                20.09%       12/30/1994
Fidelity VIP Overseas Portfolio                                        (24.72%)     8.44%                 9.43%       01/31/1995
Fidelity VIP II Contrafund-Registered Trademark- Portfolio             (12.32%)   15.91%                16.62%       06/30/1995
Janus Aspen Aggressive Growth Portfolio                                (37.33%)    18.32%                18.76%       10/31/1994
Janus Aspen Balanced Portfolio                                         (7.97%)     16.85%                17.92%       01/31/1995
Janus Aspen Flexible Income Portfolio                                   0.46%       5.50%                 7.82%       10/31/1994
Janus Aspen Growth Portfolio                                           (20.19%)    17.51%                18.14%       07/29/1994
Janus Aspen Worldwide Growth Portfolio                                 (21.30%)    21.15%                22.98%       04/28/1995

PPI MFS Capital Opportunities Portfolio                                (11.43%)                          18.64%       11/28/1997
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)           (11.43%)    17.76%                14.47%       11/30/1992

PPI MFS Emerging Equities Portfolio                                    (34.32%)                           8.36%       11/28/1997
Alger American Small Cap/PPI MFS Emerging Equities(3)                  (34.32%)     7.66%                10.07%       09/30/1993

PPI MFS Research Growth Portfolio                                      (10.20%)                           9.75%       11/28/1997
American Century VP Capital Appreciation/PPI MFS Research Growth(3)    (10.20%)     4.18%                 7.88%       08/31/1992

PPI Scudder International Growth Portfolio                             (25.20%)                          12.44%       11/28/1997
Scudder International Portfolio Class A/PPI Scudder International
Growth(3)                                                              (25.20%)    11.73%                11.26%       08/31/1992

PPI T. Rowe Price Growth Equity Portfolio                              (5.79%)                           13.80%       11/28/1997
Alger American Growth/PPI T. Rowe Price Growth Equity(3)               (5.79%)     15.89%                18.68%       02/28/1995

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.10%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                                                                                             FUND
                                                                                       NON-STANDARDIZED                   INCEPTION
                                                                                                                             DATE
                                                                                                               SINCE
                           SUBACCOUNT                            1 YEAR      3 YEARS   5 YEARS   10 YEARS   INCEPTION**
Aetna Ascent VP                                                 (1.90%)       4.50%     10.51%                 11.41%     07/05/1995
Aetna Balanced VP, Inc.(1)                                      (1.80%)       8.36%     11.84%    11.17%
Aetna Bond VP(1)                                                 8.28%        4.26%      4.39%     6.42%
Aetna Crossroads VP                                             (0.84%)       4.12%      8.99%                  9.80%     07/05/1995
Aetna Growth and Income VP(1)                                   (12.08%)      4.85%     12.69%    12.40%
Aetna Legacy VP                                                  3.51%        4.95%      8.07%                  8.77%     07/05/1995
Aetna Money Market VP(1)(2)                                      5.06%        4.32%      4.23%     3.81%
Aetna Technology VP                                                                                           (41.70%)    05/01/2000
Fidelity VIP Equity-Income Portfolio(1)                          7.07%        7.42%     12.09%    15.89%
Fidelity VIP Growth Portfolio(1)                                (12.09%)     18.01%     17.82%    18.55%
Fidelity VIP Overseas Portfolio(1)                              (20.12%)      7.80%      9.05%     7.91%
Fidelity VIP II Contrafund-Registered Trademark- Portfolio       (7.78%)     13.25%     16.34%                 19.73%     01/03/1995
Janus Aspen Aggressive Growth Portfolio                         (32.67%)     25.72%     18.70%                 20.96%     09/13/1993
Janus Aspen Balanced Portfolio                                  (3.45%)      17.03%     17.26%                 15.74%     09/13/1993
Janus Aspen Flexible Income Portfolio                            4.94%        4.29%      6.18%                  6.84%     09/13/1993
Janus Aspen Growth Portfolio                                    (15.62%)     17.14%     17.91%                 16.59%     09/13/1993
Janus Aspen Worldwide Growth Portfolio                          (16.72%)     19.86%     21.49%                 20.76%     09/13/1993

PPI MFS Capital Opportunities Portfolio                         (6.89%)      19.64%                            19.51%     11/28/1997
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)    (6.89%)      19.64%     18.15%    15.18%

PPI MFS Emerging Equities Portfolio                             (29.67%)     10.30%                             9.54%     11/28/1997
Alger American Small Cap/PPI MFS Emerging Equities(3)           (29.67%)     10.30%      8.29%    13.57%

PPI MFS Research Growth Portfolio                               (5.67%)      11.96%                            10.89%     11/28/1997
American Century VP Capital Appreciation/PPI MFS Research
Growth(3)                                                       (5.67%)      11.96%      4.91%     9.10%

PPI Scudder International Growth Portfolio                      (20.60%)     13.47%                            13.51%     11/28/1997
Scudder International Portfolio Class A/PPI Scudder
International Growth(3)                                         (20.60%)     13.47%     12.25%    10.63%

PPI T. Rowe Price Growth Equity Portfolio                       (1.28%)      14.54%                            14.83%     11/28/1997
Alger American Growth/PPI T. Rowe Price Growth Equity(3)        (1.28%)      14.54%     16.33%    18.26%

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.10%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation period to the next (see "Account Value" in the prospectus): such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation period (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation period occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as, The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company for the year ended December 31, 2000. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and review of filings made with the SEC.


                          CHANGE IN INDEPENDENT AUDITORS

Effective May 3, 2001 Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the separate account and for the Company. Ernst & Young LLP are expected to complete audits for the separate account and for the Company for the year ended December 31, 2001.

FORM NO. SAI.75998-01                                        ALIAC ED. JUNE 2001

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT B
                                     INDEX

                                                    Page
                                                    ----
Statement of Assets and Liabilities...............  S-2

Statement of Operations...........................  S-8

Statements of Changes in Net Assets...............  S-8

Condensed Financial Information...................  S-9

Notes to Financial Statements.....................  S-21

Independent Auditors' Report......................  S-44

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000
ASSETS:
Investments, at net asset value: (Note 1)

                                                                             Net
                                          Shares            Cost          Assets
                                          ------            ----          ------
  Aetna Ascent VP                      1,195,910  $   17,431,812  $   17,520,083
  Aetna Balanced VP, Inc.             14,908,048     226,439,839     199,767,841
  Aetna Bond VP                        7,889,777      99,197,285      99,490,083
  Aetna Crossroads VP                  1,553,033      20,993,340      21,090,188
  Aetna GET Fund, Series C               641,164       7,190,435       5,898,705
  Aetna GET Fund, Series D            13,392,734     135,281,878     129,775,588
  Aetna GET Fund, Series E            33,891,672     349,982,592     333,832,965
  Aetna GET Fund, Series G            19,005,569     190,537,561     186,444,632
  Aetna GET Fund, Series H            14,148,073     145,222,862     141,763,690
  Aetna GET Fund, Series I             9,424,840      94,768,141      92,928,925
  Aetna GET Fund, Series J             8,200,371      82,634,541      79,871,616
  Aetna GET Fund, Series K             9,323,044      94,727,370      93,789,821
  Aetna GET Fund, Series L                58,455         584,652         584,846
  Aetna Growth and Income VP          38,482,989   1,169,534,747     928,209,700
  Aetna Growth VP                      5,670,592      96,300,960      85,002,177
  Aetna Index Plus Large Cap VP       15,648,239     299,129,117     261,795,046
  Aetna Index Plus Mid Cap VP            458,983       6,655,287       6,733,274
  Aetna Index Plus Small Cap VP           91,719       1,028,370       1,097,872
  Aetna International VP                 934,344      11,562,816       9,707,836
  Aetna Legacy VP                      2,039,814      25,717,339      26,191,216
  Aetna Money Market VP               15,564,778     209,806,639     211,808,608
  Aetna Small Company VP               2,839,063      46,042,265      47,270,402
  Aetna Technology VP                  1,672,211      13,609,902       9,832,599
  Aetna Value Opportunity VP           1,284,849      19,325,739      19,709,584
  AIM V.I. Funds:
    Capital Appreciation Fund            842,644      31,752,262      25,987,131
    Government Securities Fund            26,426         295,171         294,912
    Growth and Income Fund             1,902,373      58,362,233      49,823,138
    Growth Fund                        1,501,085      46,300,700      37,256,929
    Value Fund                         2,685,829      81,084,098      73,349,994
  Alger American Funds:
    Balanced Portfolio                   354,964       5,047,533       4,887,859
    Income & Growth Portfolio          1,250,830      17,136,329      16,586,009
    Leveraged AllCap Portfolio           401,107      18,469,505      15,562,934
  Alliance Funds:
    Growth and Income Portfolio           38,778         863,406         897,717
    Premier Growth Portfolio              83,852       2,793,232       2,687,461
    Quasar Portfolio                       6,965          80,240          82,470
  American Century VP Funds:
    Balanced Fund                        369,255       2,728,708       2,684,483
    International Fund                   479,440       4,880,699       4,904,674
  Calvert Social Balanced Portfolio    1,255,611       2,731,338       2,513,732
  Federated Insurance Series:
    American Leaders Fund II           4,999,320      91,839,300     102,586,049
    Equity Income Fund II              1,694,431      22,131,264      24,264,247
    Growth Strategies Fund II          1,460,440      29,472,095      33,809,187

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

                                                                             Net
                                          Shares            Cost          Assets
                                          ------            ----          ------
    High Income Bond Fund II           3,126,026  $   31,192,444  $   26,446,176
    International Equity Fund II       1,084,766      17,618,207      20,057,326
    Prime Money Fund II                8,703,425       8,703,425       8,703,425
    U.S. Government Securities Fund
      II                               1,002,107      10,791,546      11,133,403
    Utility Fund II                    1,555,514      20,210,960      19,350,590
  Fidelity Variable Insurance
    Products Fund:
    Equity-Income Portfolio            7,367,750     175,907,002     188,024,984
    Growth Portfolio                   4,802,061     231,469,733     209,609,983
    High Income Portfolio              5,563,794      50,818,205      45,511,833
    Overseas Portfolio                   722,922      14,898,935      14,451,215
  Fidelity Variable Insurance
    Products Fund II:
    Asset Manager Portfolio            1,113,810      18,087,858      17,820,958
    Contrafund Portfolio               9,139,147     221,111,759     216,963,354
    Index 500 Portfolio                  889,782     138,055,912     133,049,029
    Investment Grade Bond Portfolio      293,881       3,564,784       3,699,966
  Janus Aspen Series:
    Aggressive Growth Portfolio        7,560,938     362,389,358     274,462,060
    Balanced Portfolio                10,038,825     248,812,100     244,144,219
    Flexible Income Portfolio          1,634,341      18,507,673      18,729,553
    Growth Portfolio                  10,107,741     307,411,599     267,652,979
    Worldwide Growth Portfolio        13,084,441     541,167,659     483,862,628
  Lexington funds:
    Emerging Markets Fund, Inc.          164,501       1,373,579       1,255,139
    Natural Resources Trust Fund         189,866       2,559,795       2,800,522
  MFS Funds:
    Global Government Series             153,576       1,478,686       1,537,291
    Total Return Series                3,236,248      59,303,108      63,398,107
  Mitchell Hutchins Series Trust:
    Growth & Income Portfolio             65,534         919,627         950,238
    Small Cap Portfolio                   15,160         240,390         208,747
    Tactical Allocation Portfolio        792,730      12,757,117      12,509,283
  Oppenheimer Funds:
    Aggressive Growth Fund/VA            806,161      74,075,644      57,052,022
    Global Securities Fund/VA            569,059      17,092,440      17,259,574
    Main Street Growth & Income
      Fund/VA                          3,182,146      71,537,150      67,652,421
    Strategic Bond Fund/VA             4,975,381      23,189,053      23,334,535
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio                        1,761,616      88,396,416      78,233,370
    PPI MFS Emerging Equities
      Portfolio                        2,342,095     160,197,053     136,684,647
    PPI MFS Research Growth
      Portfolio                        7,485,495     106,529,650      97,910,276
    PPI Scudder International
      Growth Portfolio                 2,075,904      37,599,167      38,279,673
    PPI T. Rowe Price Growth Equity
      Portfolio                        1,873,426     117,079,464     113,229,886
                                                  --------------  --------------
NET ASSETS                                        $6,974,721,100  $6,324,265,635
                                                  ==============  ==============

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.............  $   17,494,584
    Annuity contracts in payment period...........          25,499
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.............     170,506,936
    Annuity contracts in payment period...........      29,260,905
Aetna Bond VP
    Annuity contracts in accumulation.............      93,669,011
    Annuity contracts in payment period...........       5,821,072
Aetna Crossroads VP
    Annuity contracts in accumulation.............      19,642,538
    Annuity contracts in payment period...........       1,447,650
Aetna GET Fund, Series C
    Annuity contracts in accumulation.............       5,898,705
Aetna GET Fund, Series D
    Annuity contracts in accumulation.............     129,775,588
Aetna GET Fund, Series E
    Annuity contracts in accumulation.............     333,832,965
Aetna GET Fund, Series G
    Annuity contracts in accumulation.............     186,444,632
Aetna GET Fund, Series H
    Annuity contracts in accumulation.............     141,763,690
Aetna GET Fund, Series I
    Annuity contracts in accumulation.............      92,928,925
Aetna GET Fund, Series J
    Annuity contracts in accumulation.............      79,871,616
Aetna GET Fund, Series K
    Annuity contracts in accumulation.............      93,789,821
Aetna GET Fund, Series L
    Annuity contracts in accumulation.............         584,846
Aetna Growth and Income VP
    Annuity contracts in accumulation.............     765,261,567
    Annuity contracts in payment period...........     162,948,133
Aetna Growth VP
    Annuity contracts in accumulation.............      78,188,522
    Annuity contracts in payment period...........       6,813,655
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.............     217,699,546
    Annuity contracts in payment period...........      44,095,500
Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.............       6,733,274
Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.............       1,097,872
Aetna International VP
    Annuity contracts in accumulation.............       9,382,842
    Annuity contracts in payment period...........         324,994

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Aetna Legacy VP
    Annuity contracts in accumulation.............  $   22,842,539
    Annuity contracts in payment period...........       3,348,677
Aetna Money Market VP
    Annuity contracts in accumulation.............     206,567,488
    Annuity contracts in payment period...........       5,241,120
Aetna Small Company VP
    Annuity contracts in accumulation.............      45,163,536
    Annuity contracts in payment period...........       2,106,866
Aetna Technology VP
    Annuity contracts in accumulation.............       9,832,599
Aetna Value Opportunity VP
    Annuity contracts in accumulation.............      19,709,584
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.............      25,248,912
    Annuity contracts in payment period...........         738,219
  Government Securities Fund
    Annuity contracts in accumulation.............         294,912
  Growth and Income Fund
    Annuity contracts in accumulation.............      46,632,179
    Annuity contracts in payment period...........       3,190,959
  Growth Fund
    Annuity contracts in accumulation.............      36,220,507
    Annuity contracts in payment period...........       1,036,422
  Value Fund
    Annuity contracts in accumulation.............      70,471,041
    Annuity contracts in payment period...........       2,878,953
Alger American Funds:
  Balanced Portfolio
    Annuity contracts in accumulation.............       4,887,859
  Income & Growth Portfolio
    Annuity contracts in accumulation.............      16,586,009
  Leveraged AllCap Portfolio
    Annuity contracts in accumulation.............      15,562,934
Alliance Funds:
  Growth and Income Portfolio
    Annuity contracts in accumulation.............         897,717
  Premier Growth Portfolio
    Annuity contracts in accumulation.............       2,687,461
  Quasar Portfolio
    Annuity contracts in accumulation.............          82,470
American Century VP Funds:
  Balanced Fund
    Annuity contracts in accumulation.............       2,684,483
  International Fund
    Annuity contracts in accumulation.............       4,904,674
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.............       2,513,732

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Federated Insurance Series:
  American Leaders Fund II
    Annuity contracts in accumulation.............  $  102,497,426
    Annuity contracts in payment period...........          88,623
  Equity Income Fund II
    Annuity contracts in accumulation.............      24,223,008
    Annuity contracts in payment period...........          41,239
  Growth Strategies Fund II
    Annuity contracts in accumulation.............      33,809,187
  High Income Bond Fund II
    Annuity contracts in accumulation.............      26,434,464
    Annuity contracts in payment period...........          11,712
  International Equity Fund II
    Annuity contracts in accumulation.............      20,017,475
    Annuity contracts in payment period...........          39,851
  Prime Money Fund II
    Annuity contracts in accumulation.............       8,703,425
  U.S. Government Securities Fund II
    Annuity contracts in accumulation.............      11,133,403
  Utility Fund II
    Annuity contracts in accumulation.............      19,310,088
    Annuity contracts in payment period...........          40,502
Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio
    Annuity contracts in accumulation.............     188,024,984
  Growth Portfolio
    Annuity contracts in accumulation.............     209,609,983
  High Income Portfolio
    Annuity contracts in accumulation.............      44,851,961
    Annuity contracts in payment period...........         659,872
  Overseas Portfolio
    Annuity contracts in accumulation.............      14,451,215
Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio
    Annuity contracts in accumulation.............      17,820,958
  Contrafund Portfolio
    Annuity contracts in accumulation.............     216,963,354
  Index 500 Portfolio
    Annuity contracts in accumulation.............     133,049,029
  Investment Grade Bond Portfolio
    Annuity contracts in accumulation.............       3,699,966
Janus Aspen Series:
  Aggressive Growth Portfolio
    Annuity contracts in accumulation.............     274,462,060
  Balanced Portfolio
    Annuity contracts in accumulation.............     244,144,219
  Flexible Income Portfolio
    Annuity contracts in accumulation.............      18,729,553
  Growth Portfolio
    Annuity contracts in accumulation.............     253,461,282
    Annuity contracts in payment period...........      14,191,697

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

  Worldwide Growth Portfolio
    Annuity contracts in accumulation.............  $  467,731,442
    Annuity contracts in payment period...........      16,131,186
Lexington Funds:
  Emerging Markets Fund, Inc.
    Annuity contracts in accumulation.............       1,255,139
  Natural Resources Trust Fund
    Annuity contracts in accumulation.............       2,800,522
MFS Funds:
  Global Government Series
    Annuity contracts in accumulation.............       1,537,291
  Total Return Series
    Annuity contracts in accumulation.............      63,398,107
Mitchell Hutchins Series Trust:
  Growth & Income Portfolio
    Annuity contracts in accumulation.............         950,238
  Small Cap Portfolio
    Annuity contracts in accumulation.............         208,747
  Tactical Allocation Portfolio
    Annuity contracts in accumulation.............      12,509,283
Oppenheimer Funds:
  Aggressive Growth Fund/VA
    Annuity contracts in accumulation.............      55,317,044
    Annuity contracts in payment period...........       1,734,978
  Global Securities Fund/VA
    Annuity contracts in accumulation.............      17,259,574
  Main Street Growth & Income Fund/VA
    Annuity contracts in accumulation.............      66,668,968
    Annuity contracts in payment period...........         983,453
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.............      22,834,845
    Annuity contracts in payment period...........         499,690
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio
    Annuity contracts in accumulation.............      74,490,975
    Annuity contracts in payment period...........       3,742,395
  PPI MFS Emerging Equities Portfolio
    Annuity contracts in accumulation.............     134,260,645
    Annuity contracts in payment period...........       2,424,002
  PPI MFS Research Growth Portfolio
    Annuity contracts in accumulation.............      97,910,276
  PPI Scudder International Growth Portfolio
    Annuity contracts in accumulation.............      37,459,265
    Annuity contracts in payment period...........         820,408
  PPI T. Rowe Price Growth Equity Portfolio
    Annuity contracts in accumulation.............     111,737,190
    Annuity contracts in payment period...........       1,492,696
                                                    --------------
                                                    $6,324,265,635
                                                    ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2000
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $   527,997,200
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................       (84,578,915)
                                                     ---------------
Net investment income.............................   $   443,418,285
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments: (Notes 1, 4 and
  5)
  Proceeds from sales.............................   $ 6,595,668,326
  Cost of investments sold........................    (6,264,073,053)
                                                     ---------------
    Net realized gain on investments..............       331,595,273
                                                     ---------------
Net unrealized gain (loss) on investments: (Note
  5)
  Beginning of year...............................       860,262,998
  End of year.....................................      (650,455,465)
                                                     ---------------
    Net change in unrealized gain (loss) on
      investments.................................    (1,510,718,463)
                                                     ---------------
Net realized and unrealized loss on investments...    (1,179,123,190)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $  (735,704,905)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED DECEMBER 31,
                                               2000             1999
                                               ----             ----
FROM OPERATIONS:
Net investment income...................  $   443,418,285  $  312,954,293
Net realized gain on investments........      331,595,273     243,088,761
Net change in unrealized (loss) gain on
  investments...........................   (1,510,718,463)    510,456,415
                                          ---------------  --------------
Net decrease in net assets resulting
  from operations.......................     (735,704,905)  1,066,499,469
                                          ---------------  --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................      587,979,766     659,312,376
Transfers from the Company for mortality
  guarantee adjustments.................        1,823,656       2,250,831
Transfer from the Company's other
  variable annuity accounts.............      813,910,948     819,446,700
Redemptions by contract holders.........     (481,282,116)   (300,870,502)
Annuity payments........................      (40,923,357)    (30,374,265)
Other...................................        4,610,611       1,018,001
                                          ---------------  --------------
  Net increase in net assets from unit
    transactions (Note 6)...............      886,119,508   1,150,783,141
                                          ---------------  --------------
Change in net assets....................      150,414,603   2,217,282,610
NET ASSETS:
Beginning of year.......................    6,173,851,032   3,956,568,422
                                          ---------------  --------------
End of year.............................  $ 6,324,265,635  $6,173,851,032
                                          ===============  ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Non-Qualified V            $ 17.905   $ 17.566             (1.89%)                       79,351.7       $    1,393,892
Non-Qualified V (0.75)       18.253     17.996             (1.41%)                      118,219.7            2,127,481
Non-Qualified VII            17.779     17.415             (2.05%)                      664,701.5           11,575,776
Non-Qualified VIII           15.822     15.521             (1.90%)                      128,641.8            1,996,649
Non-Qualified IX             17.783     17.403             (2.14%)                          774.8               13,483
Non-Qualified X              18.066     17.786             (1.55%)                       21,775.7              387,303
Annuity contracts in
  payment period                                                                                                25,499
-------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Non-Qualified V              24.603     24.163             (1.79%)                    2,014,689.6           48,680,946
Non-Qualified V (0.75)       25.081     24.755             (1.30%)                    1,315,033.5           32,553,654
Non-Qualified VI             20.706     20.348             (1.73%)                       28,030.5              570,364
Non-Qualified VII            24.091     23.622             (1.95%)                    2,057,800.3           48,609,358
Non-Qualified VIII           17.066     16.759             (1.80%)                      452,341.6            7,580,793
Non-Qualified IX             24.436     23.939             (2.03%)                       16,800.1              402,177
Non-Qualified X              24.762     24.379             (1.55%)                      361,203.4            8,805,777
Non-Qualified XI             20.840     20.530             (1.49%)                        4,301.6               88,311
Non-Qualified XII            11.902     11.741             (1.35%)                        8,875.4              104,206
Non-Qualified XIII           11.632     11.457             (1.50%)                      788,862.7            9,038,000
Non-Qualified XIV            11.581     11.372             (1.80%)                      741,767.5            8,435,380
Non-Qualified XV             11.555     11.330             (1.95%)                      383,214.8            4,341,824
Non-Qualified XVI             9.867      9.532             (3.40%)           (8)         50,040.3              476,984
Non-Qualified XVIII           9.924      9.520             (4.07%)           (8)         29,542.6              281,246
Non-Qualified XIX            10.000      9.524             (4.76%)           (7)         56,480.1              537,916
Annuity contracts in
  payment period                                                                                            29,260,905
-------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Non-Qualified V              13.988     15.147              8.29%                       722,494.4           10,943,623
Non-Qualified V (0.75)       14.260     15.519              8.83%                     1,459,551.7           22,650,783
Non-Qualified VI             12.792     13.860              8.35%                        39,051.9              541,259
Non-Qualified VII            13.700     14.811              8.11%                     1,640,793.4           24,301,791
Non-Qualified VIII           11.674     12.640              8.27%                       429,644.9            5,430,711
Non-Qualified IX             13.893     15.007              8.02%                         7,623.0              114,399
Non-Qualified X              14.042     15.229              8.45%                       364,572.9            5,552,081
Non-Qualified XI             12.841     13.934              8.51%                         1,300.3               18,118
Non-Qualified XII            10.970     11.121              1.38%           (10)              8.1                   90
Non-Qualified XIII           10.145     11.018              8.61%                       722,144.6            7,956,589
Non-Qualified XIV            10.101     10.937              8.28%                     1,025,034.6           11,210,803
Non-Qualified XV             10.078     10.896              8.12%                       402,296.7            4,383,425
Non-Qualified XVI            10.042     10.472              4.28%            (8)         26,415.4              276,622
Non-Qualified XVIII          10.323     10.459              1.32%           (10)          2,717.2               28,419
Non-Qualified XIX            10.131     10.463              3.28%            (9)         24,878.0              260,298
Annuity contracts in
  payment period                                                                                             5,821,072
-------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Non-Qualified V              16.431     16.295             (0.83%)                       99,845.0            1,626,975
Non-Qualified V (0.75)       16.750     16.694             (0.33%)                      125,909.8            2,101,938
Non-Qualified VII            16.316     16.155             (0.99%)                      765,165.2           12,361,243
Non-Qualified VIII           14.789     14.665             (0.84%)                      228,739.4            3,354,464
Non-Qualified X              16.579     16.499             (0.48%)                        9,913.1              163,557
Non-Qualified XVII           16.474     16.387             (0.53%)                        2,096.8               34,361
Annuity contracts in
  payment period                                                                                             1,447,650
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C:
Non-Qualified V              19.358     17.424             (9.99%)                       47,034.0              819,520
Non-Qualified V (0.75)       19.679     17.801             (9.54%)                      276,469.7            4,921,437
Non-Qualified IX             19.227     17.263            (10.21%)                        9,137.9              157,748
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:
Non-Qualified V              10.726     10.188             (5.02%)                    1,802,844.4           18,367,379
Non-Qualified V (0.75)       10.792     10.301             (4.55%)                    1,414,157.2           14,567,233
Non-Qualified VII            10.704     10.150             (5.18%)                    3,885,709.8           39,439,954
Non-Qualified VIII           10.739     10.199             (5.03%)                    1,836,502.6           18,730,490
Non-Qualified IX             10.693     10.131             (5.26%)                          308.5                3,125
Non-Qualified X              10.726     10.188             (5.02%)                      152,895.4            1,557,698

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D: (continued):
Non-Qualified XII          $ 10.785   $ 10.290             (4.59%)                          986.9       $       10,155
Non-Qualified XIII           10.769     10.258             (4.75%)                    1,489,732.1           15,281,672
Non-Qualified XIV            10.730     10.190             (5.03%)                    1,653,798.6           16,852,208
Non-Qualified XV             10.710     10.156             (5.17%)                      488,939.9            4,965,674
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:
Non-Qualified V              10.760     10.139             (5.77%)                    1,778,814.3           18,035,398
Non-Qualified V (0.75)       10.789     10.218             (5.29%)                      217,163.5            2,218,977
Non-Qualified VII            10.743     10.081             (6.16%)                    3,656,013.2           36,856,269
Non-Qualified VIII           10.752     10.105             (6.02%)                      488,662.9            4,937,939
Non-Qualified X              10.766     10.145             (5.77%)                      139,139.5            1,411,570
Non-Qualified XIII           10.770     10.152             (5.74%)                    9,656,836.6           98,036,205
Non-Qualified XIV            10.752     10.105             (6.02%)                    9,028,434.3           91,232,329
Non-Qualified XV             10.743     10.081             (6.16%)                    8,045,261.2           81,104,278
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:
Non-Qualified V              10.370      9.914             (4.40%)                      232,618.4            2,306,179
Non-Qualified V (0.75)       10.386      9.978             (3.93%)                      176,707.5            1,763,187
Non-Qualified VII            10.363      9.866             (4.80%)                    2,459,972.9           24,270,093
Non-Qualified VIII           10.368      9.886             (4.65%)                      360,626.5            3,565,154
Non-Qualified X              10.377      9.920             (4.40%)                       12,410.5              123,112
Non-Qualified XIII           10.378      9.925             (4.37%)                    5,016,318.0           49,786,956
Non-Qualified XIV            10.368      9.886             (4.65%)                    6,915,820.8           68,369,804
Non-Qualified XV             10.363      9.866             (4.80%)                    3,675,263.2           36,260,147
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:
Non-Qualified V              10.020     10.069              0.49%                       111,809.3            1,125,808
Non-Qualified V (0.75)       10.059     10.121              0.62%            (2)         49,219.3              498,149
Non-Qualified VII            10.019     10.031              0.12%                     1,526,005.9           15,307,365
Non-Qualified VIII           10.020     10.047              0.27%                       104,933.0            1,054,262
Non-Qualified IX             10.040     10.043              0.03%            (1)            497.9                5,000
Non-Qualified X              10.106     10.075             (0.31%)           (3)            989.5                9,969
Non-Qualified XIII           10.021     10.079              0.58%                     4,728,531.1           47,658,865
Non-Qualified XIV            10.020     10.047              0.27%                     5,035,318.9           50,589,849
Non-Qualified XV             10.019     10.031              0.12%                     2,543,557.3           25,514,423
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:
Non-Qualified VII            10.001      9.850             (1.51%)           (3)        394,796.4            3,888,745
Non-Qualified VIII           10.020      9.862             (1.58%)           (3)         27,445.3              270,666
Non-Qualified XIII           10.000      9.886             (1.14%)           (3)      2,851,071.3           28,185,691
Non-Qualified XIV            10.000      9.862             (1.38%)           (3)      3,660,044.6           36,095,360
Non-Qualified XV             10.000      9.850             (1.50%)           (3)      2,486,138.4           24,488,463
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:
Non-Qualified VII             9.995      9.722             (2.73%)           (5)        225,025.0            2,187,693
Non-Qualified VIII            9.994      9.730             (2.64%)           (5)         37,844.4              368,226
Non-Qualified XIII            9.997      9.746             (2.51%)           (5)      2,259,504.4           22,021,130
Non-Qualified XIV             9.996      9.730             (2.66%)           (5)      3,671,394.2           35,722,666
Non-Qualified XV              9.997      9.722             (2.75%)           (5)      2,013,155.8           19,571,901
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:
Non-Qualified VII            10.038     10.036             (0.02%)           (7)         86,864.8              871,775
Non-Qualified VIII           10.025     10.040              0.15%            (7)          5,031.1               50,512
Non-Qualified XIII           10.026     10.049              0.23%            (7)      1,560,153.9           15,677,987
Non-Qualified XIV            10.007     10.040              0.33%            (7)      2,175,845.4           21,845,488
Non-Qualified XV             10.030     10.036              0.06%            (7)        957,780.1            9,612,281
Non-Qualified XVI            10.006     10.009              0.03%            (7)      1,787,033.1           17,886,414
Non-Qualified XVIII          10.014      9.997             (0.17%)           (7)      1,280,395.9           12,800,118
Non-Qualified XIX            10.051     10.001             (0.50%)           (7)      1,504,374.2           15,045,246
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:
Non-Qualified XIII           10.012     10.017              0.05%           (10)          1,020.4               10,221
Non-Qualified XIV             9.999     10.016              0.17%           (10)         12,485.8              125,058
Non-Qualified XV              9.997     10.015              0.18%           (10)          3,772.4               37,781
Non-Qualified XVI            10.010     10.015              0.05%           (10)         26,346.1              263,856
Non-Qualified XIX             9.998     10.013              0.15%           (10)         14,773.8              147,930
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Non-Qualified 1964         $310.020   $272.607            (12.07%)                          958.7       $      261,340
Non-Qualified V              28.883     25.397            (12.07%)                    6,188,910.3          157,179,755
Non-Qualified V (0.75)       29.444     26.020            (11.63%)                   10,227,817.0          266,127,799
Non-Qualified VI             27.061     23.810            (12.01%)                    1,445,701.4           34,422,151
Non-Qualified VII            28.758     25.247            (12.21%)                    6,649,057.4          167,868,752
Non-Qualified VIII           19.253     16.928            (12.08%)                    1,199,815.1           20,310,470
Non-Qualified IX             28.686     25.162            (12.28%)                       91,087.9            2,291,954
Non-Qualified X              29.069     25.624            (11.85%)                    2,862,933.3           73,359,804
Non-Qualified XI             27.236     24.023            (11.80%)                       42,051.9            1,010,212
Non-Qualified XII            11.882     10.495            (11.67%)                       34,376.1              360,777
Non-Qualified XIII           11.498     10.140            (11.81%)                    1,630,201.4           16,530,242
Non-Qualified XIV            11.447     10.065            (12.07%)                    1,840,246.4           18,522,080
Non-Qualified XV             11.422     10.028            (12.20%)                      609,963.6            6,116,715
Non-Qualified XVI             9.481      8.973             (5.36%)           (8)         37,513.0              336,604
Non-Qualified XVII          285.280    251.601            (11.81%)                          239.8               60,333
Non-Qualified XVIII           9.312      8.962             (3.76%)           (8)          6,538.7               58,600
Non-Qualified XIX            10.000      8.965            (10.35%)           (7)         49,523.6              443,979
Annuity contracts in
  payment period                                                                                           162,948,133
-------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Non-Qualified V              23.875     20.761            (13.04%)                      133,052.0            2,762,292
Non-Qualified V (0.75)       24.203     21.151            (12.61%)                      791,026.7           16,731,005
Non-Qualified VII            23.771     20.638            (13.18%)                    1,107,041.9           22,847,130
Non-Qualified VIII           23.870     20.755            (13.05%)                      419,749.0            8,711,891
Non-Qualified IX             23.713     20.569            (13.26%)                        9,672.4              198,952
Non-Qualified XII            15.094     13.184            (12.65%)                        6,154.9               81,146
Non-Qualified XIII           14.022     12.229            (12.79%)                    1,034,463.9           12,650,459
Non-Qualified XIV            13.961     12.139            (13.05%)                      901,462.4           10,942,852
Non-Qualified XV             13.930     12.094            (13.18%)                      205,559.0            2,486,031
Non-Qualified XVI             9.187      8.027            (12.63%)           (8)         44,665.8              358,532
Non-Qualified XVIII           9.280      8.017            (13.61%)           (8)          5,769.2               46,252
Non-Qualified XIX             9.727      8.021            (17.54%)           (7)         46,375.8              371,980
Annuity contracts in
  payment period                                                                                             6,813,655
-------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Non-Qualified V              23.044     20.618            (10.53%)                      331,180.7            6,828,284
Non-Qualified V (0.75)       23.427     21.065            (10.08%)                    1,133,417.5           23,875,439
Non-Qualified VII            22.923     20.478            (10.67%)                    2,629,360.6           53,844,046
Non-Qualified VIII           22.646     20.261            (10.53%)                      867,634.1           17,579,135
Non-Qualified IX             22.887     20.427            (10.75%)                       24,238.7              495,124
Non-Qualified XII            13.677     12.292            (10.13%)                       21,613.2              265,670
Non-Qualified XIII           13.193     11.839            (10.26%)                    4,191,119.1           49,618,659
Non-Qualified XIV            13.136     11.752            (10.54%)                    3,665,274.8           43,074,309
Non-Qualified XV             13.107     11.709            (10.67%)                    1,645,364.7           19,265,575
Non-Qualified XVI             9.846      9.002             (8.57%)           (8)         90,026.1              810,415
Non-Qualified XVII           22.657     20.701             (8.63%)           (2)            100.7                2,084
Non-Qualified XVIII          10.031      8.991            (10.37%)          (11)         12,684.6              114,047
Non-Qualified XIX            10.000      8.995            (10.05%)          (11)        214,203.3            1,926,759
Annuity contracts in
  payment period                                                                                            44,095,500
-------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:
Non-Qualified V              12.455     14.751             18.43%                        90,356.8            1,332,853
Non-Qualified V (0.75)       12.561     14.951             19.03%                       357,389.2            5,343,326
Non-Qualified XII            15.024     15.591              3.77%           (10)          2,190.4               34,150
Non-Qualified IX             12.403     14.653             18.14%                         1,565.9               22,945
-------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Non-Qualified V               9.645     10.461              8.46%                        28,764.1              300,901
Non-Qualified V (0.75)        9.727     10.602              9.00%                        74,216.3              786,841
Non-Qualified IX              9.604     10.391              8.19%                           963.9               10,016
Non-Qualified XII            10.485     11.423              8.95%                            10.0                  114
-------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:
Non-Qualified V              14.594     11.484            (21.31%)                       19,207.5              220,579
Non-Qualified V (0.75)       14.718     11.639            (20.92%)                       84,648.9              985,228

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP: (continued):
Non-Qualified VII          $ 14.554   $ 11.434            (21.44%)                      101,229.7       $    1,157,460
Non-Qualified VIII           14.592     11.481            (21.32%)                       40,044.5              459,751
Non-Qualified XIII           13.715     10.824            (21.08%)                      274,728.4            2,973,660
Non-Qualified XIV            13.655     10.744            (21.32%)                      211,631.4            2,273,768
Non-Qualified XV             13.625     10.704            (21.44%)                       82,567.6              883,804
Non-Qualified XVI             9.183      8.741             (4.81%)           (8)         27,897.6              243,853
Non-Qualified XVIII           9.317      8.730             (6.30%)           (8)            899.1                7,849
Non-Qualified XIX            10.038      8.734            (12.99%)           (8)         20,253.0              176,890
Annuity contracts in
  payment period                                                                                               324,994
-------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Non-Qualified V              14.875     15.397              3.51%                        99,654.9            1,534,387
Non-Qualified V (0.75)       15.164     15.775              4.03%                        59,794.0              943,251
Non-Qualified VII            14.772     15.267              3.35%                       988,465.3           15,090,900
Non-Qualified VIII           13.787     14.271              3.51%                       368,911.1            5,264,730
Non-Qualified XII            10.713     11.139              3.98%                           832.3                9,271
Annuity contracts in
  payment period                                                                                             3,348,677
-------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Non-Qualified V              12.894     13.547              5.06%                       894,023.5           12,111,336
Non-Qualified V (0.75)       13.145     13.879              5.58%                     2,718,809.7           37,734,360
Non-Qualified VI             12.597     13.243              5.13%                        55,988.2              741,452
Non-Qualified VII            12.766     13.392              4.90%                     5,982,730.1           80,120,721
Non-Qualified VIII           11.561     12.145              5.05%                       939,265.5           11,407,380
Non-Qualified IX             12.806     13.422              4.81%                         6,361.8               85,388
Non-Qualified X              12.894     13.547              5.06%                       424,945.6            5,756,738
Non-Qualified XI             12.597     13.243              5.13%                            49.6                  657
Non-Qualified XII            11.066     11.260              1.75%            (7)             45.6                  514
Non-Qualified XIII           10.615     11.186              5.38%                     2,214,734.2           24,774,017
Non-Qualified XIV            10.569     11.103              5.05%                     1,993,511.0           22,133,953
Non-Qualified XV             10.546     11.062              4.89%                       818,340.0            9,052,477
Non-Qualified XVI            10.044     10.143              0.99%            (8)        101,037.5            1,024,823
Non-Qualified XVIII          10.014     10.130              1.16%            (8)         92,189.3              933,878
Non-Qualified XIX            10.015     10.135              1.20%            (8)         68,060.6              689,794
Annuity contracts in
  payment period                                                                                             5,241,120
-------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Non-Qualified V              17.617     18.568              5.40%                        64,121.7            1,190,612
Non-Qualified V (0.75)       17.859     18.917              5.92%                       282,406.8            5,342,290
Non-Qualified VII            17.540     18.458              5.23%                       970,627.4           17,915,840
Non-Qualified VIII           17.613     18.563              5.39%                       297,717.2            5,526,525
Non-Qualified IX             17.497     18.396              5.14%                         1,842.8               33,901
Non-Qualified XII            12.352     13.077              5.87%                        35,990.3              470,645
Non-Qualified XIII           12.128     12.820              5.71%                       578,289.2            7,413,668
Non-Qualified XIV            12.074     12.726              5.40%                       419,833.9            5,342,806
Non-Qualified XV             12.048     12.679              5.24%                       119,262.6            1,512,130
Non-Qualified XVI             8.762      9.234              5.39%            (8)         19,541.5              180,446
Non-Qualified XVIII           9.222      9.223              0.01%            (9)          3,437.7               31,706
Non-Qualified XIX            10.169      9.226             (9.27%)           (7)         21,999.5              202,967
Annuity contracts in
  payment period                                                                                             2,106,866
-------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:
Non-Qualified V               9.558      5.831            (38.99%)           (4)        127,429.8              743,043
Non-Qualified V (0.75)        9.999      5.850            (41.49%)           (4)        319,734.5            1,870,447
Non-Qualified VII             9.738      5.824            (40.19%)           (4)        366,685.4            2,135,576
Non-Qualified VIII            9.999      5.830            (41.69%)           (4)         53,901.7              314,247
Non-Qualified IX             10.754      5.821            (45.87%)           (6)          8,565.2               49,858
Non-Qualified X               9.564      5.841            (38.93%)           (7)          7,134.6               41,673
Non-Qualified XII             7.729      5.848            (24.34%)           (8)          3,062.4               17,909
Non-Qualified XIII            9.999      5.842            (41.57%)           (4)        367,377.8            2,146,221
Non-Qualified XIV             9.999      5.830            (41.69%)           (4)        223,693.0            1,304,130
Non-Qualified XV              8.693      5.824            (33.00%)           (4)         74,723.7              435,191
Non-Qualified XVI             9.288      6.088            (34.45%)           (8)         27,854.1              169,576
Non-Qualified XVIII           8.131      6.080            (25.22%)           (8)         27,016.1              164,258
Non-Qualified XIX             9.300      6.083            (34.59%)           (7)         72,410.0              440,470
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Non-Qualified V            $ 18.930   $ 20.602              8.83%                        27,040.2       $      557,083
Non-Qualified V (0.75)       19.190     20.989              9.37%                       121,019.4            2,540,076
Non-Qualified VII            18.847     20.480              8.66%                       641,673.0           13,141,464
Non-Qualified VIII           18.926     20.596              8.82%                       157,762.1            3,249,269
Non-Qualified IX             18.801     20.412              8.57%                           761.5               15,543
Non-Qualified XII            13.007     14.220              9.33%                        14,497.1              206,149
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Non-Qualified V              13.753     12.101            (12.01%)                       16,497.6              199,638
Non-Qualified V (0.75)       13.801     12.204            (11.57%)                      134,675.4            1,643,579
Non-Qualified XIII           14.675     12.951            (11.75%)                      552,618.6            7,156,964
Non-Qualified XIV            14.611     12.855            (12.02%)                      701,843.8            9,022,202
Non-Qualified XV             14.579     12.808            (12.15%)                      392,207.0            5,023,387
Non-Qualified XVI             9.935      7.678            (22.72%)           (7)        100,308.8              770,171
Non-Qualified XVII           14.871     12.316            (17.18%)           (5)            166.1                2,046
Non-Qualified XVIII          10.097      7.669            (24.05%)           (7)         98,265.6              753,599
Non-Qualified XIX            10.077      7.672            (23.87%)           (7)         88,285.5              677,326
Annuity contracts in
  payment period                                                                                               738,219
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND:
Non-Qualified XIII           10.488     10.800              2.97%            (8)          8,235.2               88,940
Non-Qualified XV             10.743     10.767              0.22%           (10)         10,553.1              113,625
Non-Qualified XVI            10.090     10.392              2.99%            (9)            917.9                9,539
Non-Qualified XVIII          10.350     10.379              0.28%           (10)          2,946.9               30,586
Non-Qualified XIX            10.222     10.384              1.58%           (10)          5,029.1               52,222
-------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:
Non-Qualified V              11.716      9.887            (15.61%)                       55,310.3              546,853
Non-Qualified V (0.75)       11.756      9.970            (15.19%)                      148,347.6            1,479,026
Non-Qualified XII            10.973      9.962             (9.21%)          (10)             55.9                  557
Non-Qualified XIII           14.179     12.001            (15.36%)                    1,098,096.0           13,178,250
Non-Qualified XIV            14.117     11.912            (15.62%)                    1,809,797.2           21,558,304
Non-Qualified XV             14.086     11.868            (15.75%)                      628,310.8            7,456,792
Non-Qualified XVI             9.846      8.214            (16.58%)           (8)         61,552.2              505,590
Non-Qualified XVIII           9.845      8.204            (16.67%)           (8)         69,883.3              573,323
Non-Qualified XIX            10.000      8.207            (17.93%)           (7)        162,481.3            1,333,484
Annuity contracts in
  payment period                                                                                             3,190,959
-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Non-Qualified V              12.069      9.477            (21.48%)                       15,453.7              146,455
Non-Qualified V (0.75)       12.111      9.558            (21.08%)                      167,339.7            1,599,433
Non-Qualified IX             12.347      9.437            (23.57%)           (1)            278.8                2,631
Non-Qualified XII            12.772      9.550            (25.23%)           (2)          2,233.6               21,331
Non-Qualified XIII           14.438     11.371            (21.24%)                      935,077.6           10,632,767
Non-Qualified XIV            14.375     11.288            (21.47%)                    1,389,231.1           15,681,641
Non-Qualified XV             14.343     11.246            (21.59%)                      539,472.2            6,066,904
Non-Qualified XVI             9.945      7.611            (23.47%)           (7)        121,072.7              921,484
Non-Qualified XVIII          10.032      7.601            (24.23%)           (7)         52,041.6              395,568
Non-Qualified XIX            10.000      7.604            (23.96%)           (7)         98,933.9              752,293
Annuity contracts in
  payment period                                                                                             1,036,422
-------------------------------------------------------------------------------------------------------------------------
VALUE FUND:
Non-Qualified V              11.506      9.699            (15.70%)                       11,764.3              114,102
Non-Qualified V (0.75)       11.546      9.781            (15.29%)                      129,960.3            1,271,142
Non-Qualified XII            10.772      9.773             (9.27%)           (1)          1,829.1               17,876
Non-Qualified XIII           13.659     11.548            (15.46%)                    1,793,242.8           20,708,368
Non-Qualified XIV            13.599     11.463            (15.71%)                    2,930,389.9           33,591,059
Non-Qualified XV             13.569     11.420            (15.84%)                    1,085,664.4           12,398,287
Non-Qualified XVI             9.590      8.804             (8.20%)           (8)         83,391.3              734,177
Non-Qualified XVII           10.090      9.981             (1.08%)           (9)            379.6                3,789
Non-Qualified XVIII          10.009      8.793            (12.15%)           (7)         28,614.5              251,607
Non-Qualified XIX             9.667      8.796             (9.01%)           (8)        156,961.6            1,380,634
Annuity contracts in
  payment period                                                                                             2,878,953
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:
Non-Qualified VII          $ 26.687   $ 25.588             (4.12%)                      191,021.5       $    4,887,859
-------------------------------------------------------------------------------------------------------------------------
INCOME & GROWTH PORTFOLIO:
Non-Qualified VII            30.991     30.172             (2.64%)                      549,715.3           16,586,009
-------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO:
Non-Qualified VII            43.684     32.379            (25.88%)                      480,525.6           15,558,937
Non-Qualified VIII           32.013     23.765            (25.76%)                          168.2                3,997
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE FUNDS:
GROWTH AND INCOME PORTFOLIO:
Non-Qualified XIII            9.778     10.129              3.59%            (7)         29,928.3              303,144
Non-Qualified XIV             9.765     10.108              3.51%            (8)         16,099.0              162,729
Non-Qualified XV              9.310     10.098              8.46%            (8)          4,460.1               45,038
Non-Qualified XVI             9.984     10.387              4.04%            (8)         20,209.2              209,913
Non-Qualified XVIII          10.145     10.374              2.26%           (10)          1,545.4               16,032
Non-Qualified XIX            10.240     10.378              1.35%            (7)         15,500.2              160,861
-------------------------------------------------------------------------------------------------------------------------
PREMIER GROWTH PORTFOLIO:
Non-Qualified XIII            9.283      7.620            (17.91%)           (7)         83,126.2              633,422
Non-Qualified XIV             9.083      7.605            (16.27%)           (7)         76,847.6              584,426
Non-Qualified XV              7.918      7.597             (4.05%)           (8)         23,774.5              180,615
Non-Qualified XVI             9.505      8.198            (13.75%)           (8)         38,183.9              313,032
Non-Qualified XVIII           9.504      8.188            (13.85%)           (8)          6,109.4               50,024
Non-Qualified XIX             9.170      8.191            (10.68%)           (8)        113,043.8              925,942
-------------------------------------------------------------------------------------------------------------------------
QUASAR PORTFOLIO:
Non-Qualified XIII           10.602      9.511            (10.29%)           (9)          1,070.4               10,181
Non-Qualified XIV            10.504      9.491             (9.64%)           (9)            431.4                4,094
Non-Qualified XV              8.851      9.482              7.13%            (9)            296.4                2,810
Non-Qualified XVI             9.718      8.589            (11.62%)           (8)            963.2                8,273
Non-Qualified XVIII           9.714      8.579            (11.68%)           (8)            834.9                7,163
Non-Qualified XIX             9.065      8.582             (5.33%)           (8)          5,820.2               49,949
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP FUNDS:
BALANCED FUND:
Non-Qualified VII            18.968     18.208             (4.01%)                      147,434.3            2,684,483
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND:
Non-Qualified VII            26.105     21.410            (17.99%)                      228,917.7            4,901,128
Non-Qualified VIII           23.649     19.425            (17.86%)                          182.5                3,546
-------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Non-Qualified V              22.626     21.647             (4.33%)                        7,201.0              155,881
Non-Qualified V (0.75)       23.066     22.178             (3.85%)                       32,222.4              714,629
Non-Qualified VII            12.656     12.089             (4.48%)                       75,859.0              917,060
Non-Qualified VIII           12.696     12.146             (4.33%)                       59,786.1              726,162
-------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:
Non-Qualified VII            24.746     24.983              0.96%                     4,096,584.0          102,344,959
Non-Qualified VIII           17.769     17.966              1.11%                         8,486.4              152,467
Annuity contracts in
  payment period                                                                                                88,623
-------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND II:
Non-Qualified VII            16.369     14.335            (12.43%)                    1,689,780.8           24,223,008
Annuity contracts in
  payment period                                                                                                41,239
-------------------------------------------------------------------------------------------------------------------------
GROWTH STRATEGIES FUND II:
Non-Qualified VII            31.060     24.528            (21.03%)                    1,378,391.5           33,809,187
-------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II:
Non-Qualified VII            15.040     13.493            (10.29%)                    1,958,869.0           26,431,019
Non-Qualified VIII           12.759     11.464            (10.15%)                          300.5                3,445
Annuity contracts in
  payment period                                                                                                11,712
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II:
Non-Qualified VII            26.832     20.476            (23.69%)                      977,487.4           20,015,032
Non-Qualified VIII           24.690     18.870            (23.57%)                          129.5                2,443
Annuity contracts in
  payment period                                                                                                39,851
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND II:
Non-Qualified VII          $ 11.868   $ 12.398              4.47%                       702,002.3       $    8,703,425
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND II:
Non-Qualified VII            12.363     13.528              9.42%                       822,989.6           11,133,403
-------------------------------------------------------------------------------------------------------------------------
UTILITY FUND II:
Non-Qualified VII            18.714     16.802            (10.22%)                    1,149,218.0           19,309,160
Non-Qualified VIII           15.537     13.971            (10.08%)                           66.4                  928
Annuity contracts in
  payment period                                                                                                40,502
-------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Non-Qualified V              18.272     19.565              7.08%                       204,703.9            4,005,032
Non-Qualified V (0.75)       18.627     20.045              7.61%                       417,042.4            8,359,615
Non-Qualified VII            21.883     23.395              6.91%                     5,036,496.8          117,828,843
Non-Qualified VIII           15.689     16.799              7.08%                       877,097.0           14,734,352
Non-Qualified IX             18.147     19.384              6.82%                         4,142.2               80,293
Non-Qualified X              18.272     19.565              7.08%                         7,656.3              149,796
Non-Qualified XII            10.651     11.457              7.57%                         1,315.1               15,067
Non-Qualified XIII           10.438     11.210              7.40%                     1,176,438.9           13,187,880
Non-Qualified XIV            10.392     11.127              7.07%                     2,028,219.6           22,567,999
Non-Qualified XV             10.369     11.086              6.91%                       597,258.3            6,621,206
Non-Qualified XVI            10.343     10.654              3.01%            (8)         19,341.1              206,060
Non-Qualified XVIII          10.074     10.640              5.62%            (8)          7,261.0               77,257
Non-Qualified XIX            10.000     10.645              6.45%            (7)         17,997.6              191,584
-------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Non-Qualified V              25.999     22.858            (12.08%)                      536,656.3           12,266,889
Non-Qualified V (0.75)       26.504     23.418            (11.64%)                    1,030,485.8           24,131,916
Non-Qualified VII            35.706     31.342            (12.22%)                    3,812,422.1          119,488,933
Non-Qualified VIII           23.643     20.785            (12.09%)                      878,021.8           18,249,684
Non-Qualified IX             25.822     22.646            (12.30%)                       13,914.0              315,097
Non-Qualified X              25.999     22.858            (12.08%)                       29,625.6              677,182
Non-Qualified XII            16.024     14.152            (11.68%)                        6,685.7               94,616
Non-Qualified XIII           12.649     11.154            (11.82%)                    1,214,067.2           13,541,706
Non-Qualified XIV            12.628     11.102            (12.08%)                    1,209,832.4           13,431,559
Non-Qualified XV             12.618     11.076            (12.22%)                      444,915.6            4,927,885
Non-Qualified XVI             9.783      8.554            (12.56%)           (7)        131,208.9            1,122,361
Non-Qualified XVII           26.366     23.250            (11.82%)                          245.7                5,712
Non-Qualified XVIII           9.018      8.543             (5.27%)           (8)         37,651.9              321,660
Non-Qualified XIX             9.790      8.546            (12.71%)           (7)        121,083.9            1,034,783
-------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Non-Qualified VII            14.042     10.735            (23.55%)                    2,107,872.1           22,628,007
Non-Qualified VIII           12.601      9.648            (23.43%)                      494,024.2            4,766,345
Non-Qualified XIII            9.586      7.362            (23.20%)                      887,739.5            6,535,538
Non-Qualified XIV             9.544      7.307            (23.44%)                      990,111.0            7,234,741
Non-Qualified XV              9.523      7.280            (23.55%)                      460,730.8            3,354,120
Non-Qualified XVI             9.860      8.470            (14.10%)           (8)         13,910.0              117,818
Non-Qualified XVIII           9.371      8.459             (9.73%)           (8)         12,250.3              103,625
Non-Qualified XIX             9.903      8.463            (14.54%)           (7)         13,206.5              111,767
Annuity contracts in
  payment period                                                                                               659,872
-------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Non-Qualified V              19.419     15.514            (20.11%)                       33,208.4              515,195
Non-Qualified V (0.75)       19.796     15.894            (19.71%)                      193,260.3            3,071,679
Non-Qualified VII            21.391     17.062            (20.24%)                      589,198.5           10,052,905
Non-Qualified VIII           18.139     14.491            (20.11%)                       55,032.7              797,479
Non-Qualified IX             19.287     15.370            (20.31%)                          877.6               13,488
Non-Qualified XII            10.700     11.081              3.56%           (10)             42.3                  469
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO:
Non-Qualified VII          $ 19.482   $ 18.456             (5.27%)                      829,362.9       $   15,306,722
Non-Qualified VIII           16.218     15.387             (5.12%)                      163,400.0            2,514,236
-------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Non-Qualified V              24.217     22.333             (7.78%)                      365,498.9            8,162,687
Non-Qualified V (0.75)       24.687     22.881             (7.32%)                      642,878.3           14,709,699
Non-Qualified VII            26.797     24.674             (7.92%)                    4,392,709.8          108,385,721
Non-Qualified VIII           21.463     19.792             (7.79%)                      731,695.2           14,481,711
Non-Qualified IX             24.052     22.126             (8.01%)                       19,458.0              430,527
Non-Qualified X              24.217     22.333             (7.78%)                        8,064.0              180,093
Non-Qualified XII            13.787     12.772             (7.36%)                        7,547.7               96,399
Non-Qualified XIII           12.966     11.993             (7.50%)                    1,991,818.4           23,887,878
Non-Qualified XIV            12.909     11.904             (7.79%)                    2,706,891.0           32,222,831
Non-Qualified XV             12.881     11.860             (7.93%)                    1,105,564.5           13,111,995
Non-Qualified XVI            10.000      9.440             (5.60%)           (7)         56,159.9              530,149
Non-Qualified XVII           27.241     25.197             (7.50%)                        4,544.1              114,497
Non-Qualified XVIII           9.607      9.428             (1.86%)           (8)         10,423.0               98,268
Non-Qualified XIX            10.000      9.432             (5.68%)           (7)         58,407.4              550,899
-------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO:
Non-Qualified VII            27.005     24.151            (10.57%)                    4,683,497.3          113,111,144
Non-Qualified VIII           22.522     20.173            (10.43%)                      988,345.1           19,937,885
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND PORTFOLIO:
Non-Qualified VII            12.143     13.317              9.67%                       277,562.9            3,696,305
Non-Qualified VIII           11.834     12.998              9.84%                           281.7                3,661
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Non-Qualified V              45.486     30.628            (32.66%)                      986,824.7           30,224,466
Non-Qualified V (0.75)       46.370     31.380            (32.33%)                    1,382,321.6           43,377,252
Non-Qualified VII            45.363     30.497            (32.77%)                    2,725,307.8           83,113,713
Non-Qualified VIII           31.525     21.226            (32.67%)                      667,971.0           14,178,353
Non-Qualified IX             45.177     30.344            (32.83%)                       34,443.8            1,045,163
Non-Qualified X              45.486     30.628            (32.66%)                       37,118.3            1,136,859
Non-Qualified XII            26.089     17.646            (32.36%)                       16,278.3              287,246
Non-Qualified XIII           24.654     16.650            (32.47%)                    2,655,062.4           44,206,789
Non-Qualified XIV            24.546     16.527            (32.67%)                    2,338,681.9           38,651,395
Non-Qualified XV             24.492     16.466            (32.77%)                      933,620.8           15,373,000
Non-Qualified XVI            10.000      6.975            (30.25%)           (7)        131,436.3              916,768
Non-Qualified XVII           53.698     36.266            (32.46%)                        4,041.3              146,562
Non-Qualified XVIII           9.755      6.966            (28.59%)           (8)        131,359.7              915,052
Non-Qualified XIX            10.000      6.969            (30.31%)           (7)        127,628.4              889,442
-------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Non-Qualified V              24.886     24.030             (3.44%)                      582,229.2           13,990,968
Non-Qualified V (0.75)       25.370     24.619             (2.96%)                      688,649.1           16,953,853
Non-Qualified VII            27.623     26.630             (3.59%)                    2,943,151.0           78,376,112
Non-Qualified VIII           21.992     21.234             (3.45%)                      827,114.5           17,562,949
Non-Qualified IX             24.717     23.807             (3.68%)                        6,367.6              151,594
Non-Qualified X              24.886     24.030             (3.44%)                       16,213.8              389,618
Non-Qualified XII            14.479     14.043             (3.01%)                        2,450.1               34,407
Non-Qualified XIII           13.742     13.308             (3.16%)                    3,217,068.4           42,812,746
Non-Qualified XIV            13.681     13.210             (3.44%)                    3,812,376.8           50,361,498
Non-Qualified XV             13.651     13.161             (3.59%)                    1,480,173.6           19,480,565
Non-Qualified XVI             9.982      9.746             (2.36%)           (7)        175,867.6            1,714,006
Non-Qualified XVII           24.954     24.167             (3.15%)                        3,056.6               73,870
Non-Qualified XVIII          10.056      9.734             (3.20%)           (7)         49,505.9              481,890
Non-Qualified XIX            10.000      9.738             (2.62%)           (7)        180,749.9            1,760,143
-------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Non-Qualified V              15.562     16.331              4.94%                        62,404.0            1,019,120
Non-Qualified V (0.75)       15.864     16.731              5.47%                       237,151.7            3,967,785
Non-Qualified VII            15.433     16.170              4.78%                       673,856.9           10,896,266
Non-Qualified VIII           12.916     13.554              4.94%                       201,336.8            2,728,919

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO: (continued):
Non-Qualified IX           $ 15.456   $ 16.179              4.68%                         3,166.3       $       51,228
Non-Qualified X              15.562     16.331              4.94%                         3,109.7               50,785
Non-Qualified XII            10.404     10.967              5.41%                         1,408.8               15,450
-------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Non-Qualified V              29.366     24.782            (15.61%)                      541,341.7           13,415,531
Non-Qualified V (0.75)       29.936     25.390            (15.19%)                      757,792.6           19,240,354
Non-Qualified VII            34.828     29.345            (15.74%)                    2,868,918.6           84,188,415
Non-Qualified VIII           24.827     20.951            (15.61%)                      586,507.8           12,287,924
Non-Qualified IX             29.166     24.552            (15.82%)                       12,556.2              308,279
Non-Qualified X              29.366     24.782            (15.61%)                       46,192.4            1,144,741
Non-Qualified XII            16.313     13.829            (15.23%)                       13,511.1              186,845
Non-Qualified XIII           15.599     13.203            (15.36%)                    3,180,105.7           41,986,935
Non-Qualified XIV            15.531     13.106            (15.61%)                    4,430,382.0           58,064,587
Non-Qualified XV             15.497     13.057            (15.74%)                    1,465,080.0           19,129,549
Non-Qualified XVI            10.000      8.308            (16.92%)           (7)        139,032.3            1,155,080
Non-Qualified XVII           32.068     27.143            (15.36%)                          616.4               16,732
Non-Qualified XVIII           9.982      8.298            (16.87%)           (8)         83,221.0              690,568
Non-Qualified XIX            10.000      8.301            (16.99%)           (7)        198,258.3            1,645,742
Annuity contracts in
  payment period                                                                                            14,191,697
-------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Non-Qualified V              34.626     28.839            (16.71%)                      966,698.1           27,878,607
Non-Qualified V (0.75)       35.298     29.545            (16.30%)                    1,691,751.2           49,982,790
Non-Qualified VII            38.979     32.413            (16.84%)                    6,694,492.2          216,988,577
Non-Qualified VIII           28.189     23.476            (16.72%)                    1,190,701.4           27,952,905
Non-Qualified IX             34.390     28.571            (16.92%)                       33,746.0              964,156
Non-Qualified X              34.626     28.839            (16.71%)                       42,596.2            1,228,431
Non-Qualified XII            16.613     13.899            (16.34%)                       26,789.1              372,342
Non-Qualified XIII           15.599     13.030            (16.47%)                    4,326,254.2           56,371,092
Non-Qualified XIV            15.531     12.934            (16.72%)                    4,782,840.5           61,861,259
Non-Qualified XV             15.497     12.886            (16.85%)                    1,437,826.3           18,527,830
Non-Qualified XVI            10.000      8.570            (14.30%)           (7)        255,500.8            2,189,642
Non-Qualified XVII           38.687     32.317            (16.47%)                        2,080.1               67,221
Non-Qualified XVIII           9.853      8.559            (13.13%)           (8)        113,875.2              974,658
Non-Qualified XIX            10.000      8.563            (14.37%)           (7)        276,997.8            2,371,932
Annuity contracts in
  payment period                                                                                            16,131,186
-------------------------------------------------------------------------------------------------------------------------
LEXINGTON FUNDS:
EMERGING MARKETS FUND, INC.:
Non-Qualified VII            13.640      8.011            (41.27%)                      156,676.9            1,255,139
-------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:
Non-Qualified V              12.428     14.530             16.91%                        44,843.7              651,579
Non-Qualified V (0.75)       12.670     14.886             17.49%                        43,623.9              649,385
Non-Qualified VII            12.298     14.354             16.72%                       102,662.4            1,473,616
Non-Qualified IX             12.344     14.395             16.62%                            32.7                  470
Non-Qualified X              12.428     14.530             16.91%                         1,753.1               25,472
-------------------------------------------------------------------------------------------------------------------------
MFS FUNDS:
GLOBAL GOVERNMENT SERIES:
Non-Qualified VII            10.440     10.799              3.44%                       124,226.3            1,341,520
Non-Qualified VIII           10.498     10.875              3.59%                        18,001.9              195,771
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SERIES:
Non-Qualified VII            14.669     16.782             14.40%                     1,935,233.6           32,477,091
Non-Qualified VIII           14.751     16.901             14.58%                       422,692.1            7,143,920
Non-Qualified XIII           10.385     11.934             14.92%                       485,470.9            5,793,610
Non-Qualified XIV            10.339     11.846             14.58%                     1,107,868.3           13,123,808
Non-Qualified XV             10.317     11.803             14.40%                       359,845.8            4,247,260
Non-Qualified XVI            10.244     10.763              5.07%            (8)         23,734.0              255,449
Non-Qualified XVIII          10.077     10.749              6.67%            (7)         15,276.5              164,207
Non-Qualified XIX            10.243     10.754              4.99%            (8)         17,924.7              192,762
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
GROWTH & INCOME PORTFOLIO:
Non-Qualified XIII         $ 10.960   $ 10.338             (5.68%)                        4,243.5       $       43,869
Non-Qualified XIV            10.937     10.285             (5.96%)                       83,550.7              859,319
Non-Qualified XV             10.925     10.258             (6.11%)                        4,586.7               47,050
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO:
Non-Qualified XIV            11.828     13.334             12.73%                        15,263.5              203,523
Non-Qualified XV             11.816     13.299             12.55%                           392.8                5,224
-------------------------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION PORTFOLIO:
Non-Qualified XIII           10.651     10.326             (3.05%)                      187,905.7            1,940,314
Non-Qualified XIV            10.629     10.273             (3.35%)                      917,169.8            9,422,085
Non-Qualified XV             10.618     10.247             (3.49%)                       93,298.0              956,025
Non-Qualified XVI             9.565      9.567              0.02%            (9)            200.3                1,916
Non-Qualified XVIII           9.803      9.555             (2.53%)           (8)         11,556.3              110,420
Non-Qualified XIX             9.954      9.559             (3.97%)           (9)          8,214.6               78,523
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:
Non-Qualified VII            24.477     21.423            (12.48%)                    1,000,872.8           21,441,697
Non-Qualified VIII           24.578     21.545            (12.34%)                      311,924.3            6,720,408
Non-Qualified XIII           17.027     14.970            (12.08%)                      614,552.0            9,199,843
Non-Qualified XIV            16.952     14.860            (12.34%)                      677,021.6           10,060,541
Non-Qualified XV             16.915     14.805            (12.47%)                      262,828.8            3,891,181
Non-Qualified XVI            10.000      6.828            (31.72%)           (7)        159,722.9            1,090,588
Non-Qualified XVIII          10.260      6.820            (33.53%)           (7)        318,939.9            2,175,170
Non-Qualified XIX            10.000      6.823            (31.77%)           (7)        108,107.3              737,616
Annuity contracts in
  payment period                                                                                             1,734,978
-------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:
Non-Qualified V              15.681     16.275              3.79%                        93,132.5            1,515,731
Non-Qualified V (0.75)       15.814     16.495              4.31%                       177,896.1            2,934,396
Non-Qualified VII            20.287     21.023              3.63%                       515,085.0           10,828,632
Non-Qualified VIII           20.372     21.142              3.78%                        91,347.6            1,931,271
Non-Qualified IX             15.615     16.166              3.53%                         2,910.4               47,050
Non-Qualified XII            16.352     16.571              1.34%            (9)            150.5                2,494
-------------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH & INCOME FUND/VA:
Non-Qualified VII            15.839     14.248            (10.04%)                    1,984,151.5           28,270,191
Non-Qualified VIII           15.905     14.329             (9.91%)                      642,720.0            9,209,535
Non-Qualified XIII           10.946      9.891             (9.64%)                      768,952.4            7,605,708
Non-Qualified XIV            10.898      9.818             (9.91%)                    1,516,367.6           14,887,697
Non-Qualified XV             10.874      9.782            (10.04%)                      527,869.7            5,163,621
Non-Qualified XVI            10.000      8.838            (11.62%)           (7)         86,666.9              765,962
Non-Qualified XVIII           9.168      8.827             (3.72%)           (8)         13,806.3              121,868
Non-Qualified XIX             9.736      8.831             (9.30%)           (8)         72,968.6              644,386
Annuity contracts in
  payment period                                                                                               983,453
-------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
Non-Qualified V              10.048     10.185              1.36%                           831.0                8,464
Non-Qualified V (0.75)       10.133     10.323              1.88%                        13,676.2              141,179
Non-Qualified VII            11.072     11.206              1.21%                       785,150.1            8,798,392
Non-Qualified VIII           11.118     11.269              1.36%                       248,905.0            2,804,911
Non-Qualified IX             10.006     10.117              1.11%                           152.5                1,543
Non-Qualified XIII           10.005     10.171              1.66%                       410,622.5            4,176,441
Non-Qualified XIV             9.961     10.096              1.36%                       497,550.5            5,023,270
Non-Qualified XV              9.939     10.059              1.21%                       151,920.6            1,528,169
Non-Qualified XVI             9.995      9.939             (0.56%)           (8)         17,051.5              169,475
Non-Qualified XVIII           9.822      9.927              1.07%            (9)          2,304.6               22,878
Non-Qualified XIX             9.991      9.931             (0.60%)           (8)         16,123.6              160,123
Annuity contracts in
  payment period                                                                                               499,690
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Non-Qualified V              39.254     36.551             (6.89%)                      335,970.2           12,280,046
Non-Qualified V (0.75)       40.017     37.448             (6.42%)                      260,806.0            9,766,663

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO: (continued):
Non-Qualified VII          $ 18.612   $ 17.303             (7.03%)                    1,162,339.7       $   20,111,964
Non-Qualified VIII           18.672     17.385             (6.89%)                      314,991.2            5,476,122
Non-Qualified IX             38.987     36.213             (7.12%)                        4,077.1              147,645
Non-Qualified X              39.254     36.551             (6.89%)                       11,361.8              415,286
Non-Qualified XII            15.732     14.714             (6.47%)                          718.1               10,566
Non-Qualified XIII           15.023     14.030             (6.61%)                      643,762.5            9,031,988
Non-Qualified XIV            14.957     13.926             (6.89%)                      845,123.6           11,769,191
Non-Qualified XV             14.924     13.875             (7.03%)                      258,456.9            3,586,089
Non-Qualified XVI             9.991      8.801            (11.91%)           (8)         54,609.6              480,619
Non-Qualified XVII           43.155     40.304             (6.61%)                        1,515.6               61,085
Non-Qualified XVIII           9.186      8.790             (4.31%)           (8)         94,882.7              834,019
Non-Qualified XIX             9.984      8.794            (11.92%)           (8)         59,096.2              519,692
Annuity contracts in
  payment period                                                                                             3,742,395
-------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
Non-Qualified V              29.040     20.426            (29.66%)                      455,264.2            9,299,226
Non-Qualified V (0.75)       29.605     20.927            (29.31%)                      478,943.8           10,022,857
Non-Qualified VII            27.973     19.644            (29.78%)                    4,169,943.6           81,914,373
Non-Qualified VIII           19.012     13.372            (29.67%)                      555,262.9            7,424,976
Non-Qualified IX             28.843     20.236            (29.84%)                       12,425.7              251,446
Non-Qualified X              29.040     20.426            (29.66%)                       13,794.7              281,770
Non-Qualified XII            16.210     11.453            (29.35%)                        8,940.4              102,394
Non-Qualified XIII           15.499     10.933            (29.46%)                      844,849.4            9,236,738
Non-Qualified XIV            15.431     10.853            (29.67%)                    1,063,457.5           11,541,704
Non-Qualified XV             15.397     10.812            (29.78%)                      337,201.4            3,645,821
Non-Qualified XVI             8.529      7.614            (10.73%)           (8)         24,330.4              185,252
Non-Qualified XVII           28.739     20.274            (29.45%)                          380.4                7,712
Non-Qualified XVIII           8.273      7.605             (8.07%)           (8)         22,160.0              168,527
Non-Qualified XIX             9.683      7.608            (21.43%)           (8)         23,376.6              177,849
Annuity contracts in
  payment period                                                                                             2,424,002
-------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Non-Qualified V              18.963     17.889             (5.66%)                      395,372.7            7,072,822
Non-Qualified V (0.75)       19.332     18.328             (5.19%)                      292,094.1            5,353,501
Non-Qualified VI             16.032     15.133             (5.61%)                       19,030.0              287,981
Non-Qualified VII            18.750     17.659             (5.82%)                    3,282,513.6           57,965,908
Non-Qualified VIII           12.901     12.169             (5.67%)                      579,223.8            7,048,575
Non-Qualified IX             18.834     17.723             (5.90%)                       15,098.5              267,591
Non-Qualified X              18.963     17.889             (5.66%)                      162,447.5            2,906,023
Non-Qualified XI             15.791     15.133             (4.17%)           (1)          3,785.9               57,292
Non-Qualified XIII           12.424     11.755             (5.38%)                      383,389.0            4,506,738
Non-Qualified XIV            12.370     11.668             (5.68%)                      740,494.5            8,640,090
Non-Qualified XV             12.343     11.625             (5.82%)                      281,914.3            3,277,254
Non-Qualified XVI             9.951      8.726            (12.31%)           (7)         31,491.4              274,794
Non-Qualified XVIII           9.414      8.715             (7.43%)           (8)          2,326.2               20,273
Non-Qualified XIX             9.996      8.719            (12.78%)           (7)         26,543.6              231,434
-------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Non-Qualified V              32.942     26.160            (20.59%)                      286,301.1            7,489,638
Non-Qualified V (0.75)       33.582     26.801            (20.19%)                      266,457.7            7,141,333
Non-Qualified VII            18.181     14.415            (20.71%)                      253,493.3            3,654,106
Non-Qualified VIII           18.238     14.482            (20.59%)                       67,477.6              977,210
Non-Qualified IX             32.718     25.917            (20.79%)                        5,489.7              142,276
Non-Qualified X              32.942     26.160            (20.59%)                        4,808.1              125,780
Non-Qualified XII            15.541     12.397            (20.23%)                          321.0                3,980
Non-Qualified XIII           14.511     11.557            (20.36%)                      695,490.6            8,037,785
Non-Qualified XIV            14.448     11.472            (20.60%)                      453,857.5            5,206,653
Non-Qualified XV             14.416     11.430            (20.71%)                      360,840.7            4,124,409
Non-Qualified XVI             9.570      9.775              2.14%            (8)         29,924.2              292,509
Non-Qualified XVIII           9.724      9.763              0.40%            (8)          7,075.4               69,077
Non-Qualified XIX            10.111      9.767             (3.40%)           (8)         19,914.9              194,509
Annuity contracts in
  payment period                                                                                               820,408
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Non-Qualified V            $ 21.922   $ 21.643             (1.27%)                      192,789.9       $    4,172,551
Non-Qualified V (0.75)       22.348     22.174             (0.78%)                      271,254.0            6,014,787
Non-Qualified VII            27.835     27.438             (1.43%)                    3,475,122.4           95,350,408
Non-Qualified VIII           20.151     19.893             (1.28%)                      293,210.9            5,832,844
Non-Qualified IX             21.773     21.443             (1.52%)                        9,181.7              196,883
Non-Qualified X              21.922     21.643             (1.27%)                        4,919.8              106,480
Non-Qualified XII            13.248     13.138             (0.83%)                        1,705.2               22,403
Non-Qualified XVII           25.309     25.061             (0.98%)                        1,629.4               40,834
Annuity contracts in
  payment period                                                                                             1,492,696
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $6,324,265,635
=========================================================================================================================

       NON-QUALIFIED 1964         Individual contracts issued from December 1, 1964 to March 14, 1967.

       NON-QUALIFIED V            Certain AetnaPlus contracts issued in connection with Deferred
                                  Compensation Plans issued since August 28, 1992, and certain individual non-qualified contracts.

       NON-QUALIFIED VI           Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

       NON-QUALIFIED VII          Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since May 4, 1994.

       NON-QUALIFIED VIII         Certain individual Retirement Annuity contracts issued since May 1,
                                  1998.

       NON-QUALIFIED IX           Group Aetna Plus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Deferred Compensation
                                  Plans.

       NON-QUALIFIED X            Group AetnaPlus contracts containing contractual limits on fees, issued in connection with Deferred Compensation Plans and as individual non-qualified contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

       NON-QUALIFIED XI           Certain contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

       NON-QUALIFIED XIII         Certain individual Retirement Annuity contracts issued since October 1,
                                  1998.

       NON-QUALIFIED XIV          Certain individual Retirement Annuity contracts issued since
                                  September 1, 1998.

       NON-QUALIFIED XV           Certain individual Retirement Annuity contracts issued since
                                  September 1, 1998.

       NON-QUALIFIED XVI          Certain individual Retirement Annuity contracts issued since August
                                  2000.

       NON-QUALIFIED XVII         Group AetnaPlus contracts issued in connection with Deferred
                                  Compensation Plans having contract modifications effective September 1,
                                  1999.

       NON-QUALIFIED XVIII        Certain individual Retirement Annuity contracts issued since September
                                  2000.

       NON-QUALIFIED XIX          Certain individual Retirement Annuity contracts issued since August
                                  2000.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

        (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 2000.
        (2) - Reflects less than a full year of performance activity. Funds were first received in this option during March 2000.
        (3) - Reflects less than a full year of performance activity. Funds were first received in this option during April 2000.
        (4) - Reflects less than a full year of performance activity. Funds were first received in this option during May 2000.
        (5) - Reflects less than a full year of performance activity. Funds were first received in this option during June 2000.
        (6) - Reflects less than a full year of performance activity. Funds were first received in this option during July 2000.
        (7) - Reflects less than a full year of performance activity. Funds were first received in this option during August 2000.
        (8) - Reflects less than a full year of performance activity. Funds were first received in this option during September 2000.
        (9) - Reflects less than a full year of performance activity. Funds were first received in this option during October 2000.
       (10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 2000.
       (11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2000.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000:

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   Certain reclassifications have been made to prior year financial information to conform to current year presentation.

   a. VALUATION OF INVESTMENTS

   Investments in the following Funds are stated at their closing net asset value per share as determined by each Fund on December 31, 2000:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna GET Fund, Series C
   Aetna GET Fund, Series D
   Aetna GET Fund, Series E
   Aetna GET Fund, Series G
   Aetna GET Fund, Series H
   Aetna GET Fund, Series I
   Aetna GET Fund, Series J
   Aetna GET Fund, Series K
   Aetna GET Fund, Series L
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Large Cap VP
   Aetna Index Plus Mid Cap VP
   Aetna Index Plus Small Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Small Company VP
   Aetna Technology VP
   Aetna Value Opportunity VP

   AIM V.I. Funds:

   - Capital Appreciation Fund

   - Government Securities Fund

   - Growth and Income Fund

   - Growth Fund

   - Value Fund

   Alger American Funds:

   - Balanced Portfolio

   - Income & Growth Portfolio

   - Leveraged AllCap Portfolio

   American Century Investments:

   - Balanced Fund

   - International Fund
   Calvert Social Balanced Portfolio

   Federated Insurance Series:

   - American Leaders Fund II

   - Equity Income Fund II

   - Growth Strategies Fund II

   - High Income Bond Fund II

   - International Equity Fund II

   - Prime Money Fund II

   - U.S. Government Securities Fund II

   - Utility Fund II

   Fidelity Variable Insurance Products Fund:

   - Equity-Income Portfolio

   - Growth Portfolio

   - High Income Portfolio

   - Overseas Portfolio

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000: (continued):

   Fidelity Variable Insurance Products Fund II:

   - Asset Manager Portfolio

   - Contrafund Portfolio

   - Index 500 Portfolio

   - Investment Grade Bond Portfolio

   Janus Aspen Series:

   - Aggressive Growth Portfolio

   - Balanced Portfolio

   - Flexible Income Portfolio

   - Growth Portfolio

   - Worldwide Growth Portfolio

   Lexington Funds:

   - Emerging Markets Fund, Inc.

   - Natural Resources Trust Fund

   MFS Funds:

   - Global Government Series

   - Total Return Series

   Mitchell Hutchins Series Trust:

   - Growth & Income Portfolio

   - Small Cap portfolio

   - Tactical Allocation Portfolio

   Oppenheimer Funds:

   - Aggressive Growth Fund/VA

   - Global Securities Fund/VA

   - Main Street Growth & Income Fund/VA

   - Strategic Bond Fund/VA

   Portfolio Partners, Inc. (PPI):

   - PPI MFS Capital Opportunities Portfolio

   - PPI MFS Emerging Equities Portfolio

   - PPI MFS Research Growth Portfolio

   - PPI Scudder International Growth Portfolio

   - PPI T. Rowe Price Growth Equity Portfolio

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000: (continued):

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2000 aggregated $7,925,206,119 and $6,595,668,326, respectively.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                 $225,039     ($245,025)    $16,871,170     ($16,790,266)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation               27,853,632    (2,415,186)     92,085,463      (87,693,164)
 AETNA BOND VP
 Annuity contracts in
   accumulation                5,387,599    (1,084,614)     70,718,870      (74,644,945)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                  417,486      (296,915)     21,073,083      (20,922,874)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation                1,408,025       (72,273)        682,068         (573,927)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation                7,639,071    (2,171,104)    140,983,546     (139,364,683)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation               14,783,456    (6,143,954)    355,177,174     (346,307,649)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                4,720,820    (3,411,240)    207,014,846     (207,891,548)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                2,787,773    (2,048,501)    156,626,029     (154,440,843)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                1,176,528      (901,328)     55,188,135      (55,882,551)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                  582,971      (406,040)     14,629,150      (15,113,666)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                  171,687       (94,237)      1,819,247       (1,825,601)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                      403          (192)         40,382          (40,389)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation              116,862,587   (11,722,978)    391,374,640     (453,899,589)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                1,422,379      (960,612)    116,782,347     (110,038,435)
 AETNA HIGH YIELD VP
 Annuity contracts in
   accumulation                      547        (1,509)        455,088         (480,680)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation               31,491,057    (3,109,833)    225,376,024     (220,701,090)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                   15,027       (19,954)      3,544,873       (3,471,597)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                        0        (7,596)        828,745         (722,361)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                1,695,466       (99,233)     29,428,293      (31,073,260)
 --------------------------------------------------------------------------------------

                                                                                            Net
                                                                                         Increase
                               Net              Net Realized                Net         (Decrease)
                             Realized            Gain (Loss)             Change in     in Net Assets
                           Gain (Loss)   ---------------------------    Unrealized       Resulting
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)        from
2000                       Investments       Year         of Year     on Investments    Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $80,904       $483,736        $88,271        ($395,465)     ($334,547)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation               4,392,299      6,704,110    (26,671,998)     (33,376,108)    (3,545,363)
AETNA BOND VP
Annuity contracts in
  accumulation              (3,926,075)    (6,898,223)       292,798        7,191,021      7,567,931
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                 150,209        548,689         96,848         (451,841)      (181,061)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                 108,141        786,857     (1,291,730)      (2,078,587)      (634,694)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation               1,618,863      9,587,836     (5,506,290)     (15,094,126)    (8,007,296)
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation               8,869,525     23,410,070    (16,149,627)     (39,559,697)   (22,050,670)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                (876,702)     5,934,910     (4,092,929)     (10,027,839)    (9,594,961)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation               2,185,186          2,439     (3,459,172)      (3,461,611)      (537,153)
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                (694,416)             0     (1,839,216)      (1,839,216)    (2,258,432)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                (484,516)             0     (2,762,925)      (2,762,925)    (3,070,510)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                  (6,354)             0       (937,549)        (937,549)      (866,453)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                      (7)             0            194              194            398
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation             (62,524,949)   (68,936,164)  (241,325,047)    (172,388,883)  (129,774,223)
AETNA GROWTH VP
Annuity contracts in
  accumulation               6,743,912      8,580,844    (11,298,783)     (19,879,627)   (12,673,948)
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                 (25,592)       (16,080)             0           16,080        (10,474)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation               4,674,934     23,757,249    (37,334,071)     (61,091,320)   (28,035,162)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                  73,276        (42,233)        77,987          120,220        188,569
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                 106,384         96,292         69,502          (26,790)        71,998
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation              (1,644,967)       330,445     (1,854,980)      (2,185,425)    (2,234,159)
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                 $536,622     ($368,361)    $28,259,806     ($27,975,563)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation                9,081,085    (2,532,081)    953,530,305     (949,974,735)
 AETNA REAL ESTATE SECURITIES VP
 Annuity contracts in
   accumulation                    1,731       (15,004)      3,432,843       (3,179,462)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                2,601,993      (534,131)     78,899,841      (76,263,569)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                        0       (51,699)      7,965,370       (9,210,531)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                2,474,261      (218,816)     19,437,883      (17,931,223)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                  712,114      (232,416)     26,403,826      (23,483,268)
   GOVERNMENT SECURITIES FUND
 Annuity contracts in
   accumulation                    1,717          (155)             57              (57)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                1,530,337      (479,794)     37,149,069      (34,866,993)
   GROWTH FUND
 Annuity contracts in
   accumulation                1,224,855      (381,155)     29,309,758      (28,486,218)
   VALUE FUND
 Annuity contracts in
   accumulation                3,252,186      (741,317)     59,720,942      (62,040,448)
 ALGER AMERICAN FUNDS:
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                  503,984       (80,140)      6,490,645       (4,770,045)
   INCOME & GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                4,030,463      (261,604)     20,033,617      (15,492,442)
   LEVERAGED ALLCAP PORTFOLIO
 Annuity contracts in
   accumulation                2,121,355      (307,776)     23,487,217      (12,803,897)
 ALLIANCE FUNDS:
   GROWTH & INCOME PORTFOLIO
 Annuity contracts in
   accumulation                        0        (1,396)         18,747          (18,777)
   PREMIER GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                        0        (3,883)          4,459           (4,677)
   QUASAR PORTFOLIO
 Annuity contracts in
   accumulation                        0          (126)            966           (1,126)
 --------------------------------------------------------------------------------------

                                                                                            Net
                                                                                         Increase
                               Net              Net Realized                Net         (Decrease)
                             Realized            Gain (Loss)             Change in     in Net Assets
                           Gain (Loss)   ---------------------------    Unrealized       Resulting
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)        from
2000                       Investments       Year         of Year     on Investments    Operations
AETNA LEGACY VP
Annuity contracts in
  accumulation                $284,243       ($38,204)      $473,877         $512,081       $964,585
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation               3,555,570      1,765,548      2,001,969          236,421     10,340,995
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                 253,381       (181,523)             0          181,523        421,631
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation               2,636,272      6,242,096      1,228,137       (5,013,959)      (309,825)
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation              (1,245,161)             0     (3,777,303)      (3,777,303)    (5,074,163)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation               1,506,660      2,822,690        383,845       (2,438,845)     1,323,260
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation               2,920,558      2,111,777     (5,765,131)      (7,876,908)    (4,476,652)
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                       0              0           (259)            (259)         1,303
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation               2,282,076      3,746,947     (8,539,095)     (12,286,042)    (8,953,423)
  GROWTH FUND
Annuity contracts in
  accumulation                 823,540      2,711,961     (9,043,771)     (11,755,732)   (10,088,492)
  VALUE FUND
Annuity contracts in
  accumulation              (2,319,506)     4,671,998     (7,734,104)     (12,406,102)   (12,214,739)
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation               1,720,600      2,168,767       (159,674)      (2,328,441)      (183,997)
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation               4,541,175      8,170,558       (550,320)      (8,720,878)      (410,844)
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation              10,683,320     15,044,425     (2,906,571)     (17,950,996)    (5,454,097)
ALLIANCE FUNDS:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                     (30)             0         34,311           34,311         32,885
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (218)             0       (105,771)        (105,771)      (109,872)
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                    (160)             0          2,230            2,230          1,944
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 AMERICAN CENTURY VP FUNDS:
   BALANCED FUND
 Annuity contracts in
   accumulation                 $136,152      ($43,436)     $3,523,408      ($3,572,301)
   INTERNATIONAL FUND
 Annuity contracts in
   accumulation                  132,668       (87,321)      6,568,155       (4,373,724)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                  120,186       (30,695)      2,404,025       (2,234,500)
 FEDERATED INSURANCE SERIES:
   AMERICAN LEADERS FUND II
 Annuity contracts in
   accumulation                4,230,851    (1,529,421)     34,650,952      (24,574,119)
   EQUITY INCOME FUND II
 Annuity contracts in
   accumulation                  313,111      (416,293)      5,606,635       (4,170,207)
   GROWTH STRATEGIES FUND II
 Annuity contracts in
   accumulation                3,341,548      (615,413)     11,136,706       (4,861,291)
   HIGH INCOME BOND FUND II
 Annuity contracts in
   accumulation                3,501,508      (488,388)     20,340,642      (22,946,626)
   INTERNATIONAL EQUITY FUND II
 Annuity contracts in
   accumulation                4,478,227      (368,468)      4,743,593       (2,245,503)
   PRIME MONEY FUND II
 Annuity contracts in
   accumulation                  484,008      (118,176)     11,081,648      (11,081,648)
   U.S. GOVERNMENT SECURITIES FUND II
 Annuity contracts in
   accumulation                  632,729      (163,681)      5,422,866       (5,287,024)
   UTILITY FUND II
 Annuity contracts in
   accumulation                1,237,696      (326,336)      8,490,819       (6,975,021)
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
   EQUITY-INCOME PORTFOLIO
 Annuity contracts in
   accumulation               14,924,625    (2,351,773)    212,580,062     (207,813,735)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               23,307,184    (2,944,519)    193,467,943     (154,134,840)
   HIGH INCOME PORTFOLIO
 Annuity contracts in
   accumulation                4,009,052      (726,094)     62,948,550      (77,439,059)
   OVERSEAS PORTFOLIO
 Annuity contracts in
   accumulation                1,986,495      (225,354)     34,632,835      (34,855,594)
 --------------------------------------------------------------------------------------

                                                                                            Net
                                                                                         Increase
                               Net              Net Realized                Net         (Decrease)
                             Realized            Gain (Loss)             Change in     in Net Assets
                           Gain (Loss)   ---------------------------    Unrealized       Resulting
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)        from
2000                       Investments       Year         of Year     on Investments    Operations
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                ($48,893)      $113,895       ($44,225)       ($158,120)     ($114,297)
  INTERNATIONAL FUND
Annuity contracts in
  accumulation               2,194,431      3,420,828         23,975       (3,396,853)    (1,157,075)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                 169,525          8,210       (217,606)        (225,816)        33,200
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation              10,076,833     23,291,163     10,746,749      (12,544,414)       233,849
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation               1,436,428      6,982,904      2,132,983       (4,849,921)    (3,516,675)
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation               6,275,415     22,782,494      4,337,092      (18,445,402)    (9,443,852)
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation              (2,605,984)      (768,082)    (4,746,268)      (3,978,186)    (3,571,050)
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation               2,498,090     15,689,012      2,439,119      (13,249,893)    (6,642,044)
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                       0              0              0                0        365,832
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                 135,842        (71,689)       341,857          413,546      1,018,436
  UTILITY FUND II
Annuity contracts in
  accumulation               1,515,798      3,900,529       (860,370)      (4,760,899)    (2,333,741)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation               4,766,327     17,824,133     12,117,982       (5,706,151)    11,633,028
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              39,333,103     67,658,735    (21,859,750)     (89,518,485)   (29,822,717)
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation             (14,490,509)    (2,606,690)    (5,306,372)      (2,699,682)   (13,907,233)
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                (222,759)     4,814,866       (447,720)      (5,262,586)    (3,724,204)
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
   ASSET MANAGER PORTFOLIO
 Annuity contracts in
   accumulation               $2,225,935     ($274,795)    $22,576,659     ($23,415,309)
   CONTRAFUND PORTFOLIO
 Annuity contracts in
   accumulation               29,738,682    (2,926,758)    232,387,276     (216,909,923)
   INDEX 500 PORTFOLIO
 Annuity contracts in
   accumulation                2,332,098    (2,101,523)    205,968,735     (184,404,452)
   INVESTMENT GRADE BOND PORTFOLIO
 Annuity contracts in
   accumulation                  280,708       (53,239)      4,524,822       (4,468,980)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               41,333,446    (4,214,651)    351,562,341     (338,374,167)
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation               25,881,016    (2,810,630)    198,175,836     (184,867,908)
   FLEXIBLE INCOME PORTFOLIO
 Annuity contracts in
   accumulation                1,031,500      (231,051)     22,574,371      (23,713,721)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               23,793,816    (3,545,809)    267,992,889     (241,616,780)
   WORLDWIDE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               45,772,988    (6,882,401)    557,962,147     (454,444,568)
 LEXINGTON FUNDS:
   EMERGING MARKETS FUND
 Annuity contracts in
   accumulation                        0       (29,359)      1,851,691       (2,060,545)
   NATURAL RESOURCES TRUST FUND
 Annuity contracts in
   accumulation                   10,290       (33,769)      2,314,994       (2,595,175)
 MFS FUNDS:
   GLOBAL GOVERNMENT SERIES
 Annuity contracts in
   accumulation                   76,041       (21,062)      1,859,797       (1,976,938)
   TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                2,484,328      (714,994)     60,967,992      (57,383,322)
 MITCHELL HUTCHINS SERIES TRUST:
   GROWTH & INCOME PORTFOLIO
 Annuity contracts in
   accumulation                   62,979       (10,910)        965,684       (1,025,803)
   SMALL CAP PORTFOLIO
 Annuity contracts in
   accumulation                   45,379        (2,446)        238,388         (217,259)
   TACTICAL ALLOCATION PORTFOLIO
 Annuity contracts in
   accumulation                  163,594      (114,014)      9,591,458       (9,738,101)
 --------------------------------------------------------------------------------------

                                                                                            Net
                                                                                         Increase
                               Net              Net Realized                Net         (Decrease)
                             Realized            Gain (Loss)             Change in     in Net Assets
                           Gain (Loss)   ---------------------------    Unrealized       Resulting
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)        from
2000                       Investments       Year         of Year     on Investments    Operations
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation               ($838,650)    $1,897,225      ($266,900)     ($2,164,125)   ($1,051,635)
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation              15,477,353     56,818,405     (4,148,405)     (60,966,810)   (18,677,533)
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation              21,564,283     32,900,456     (5,006,883)     (37,907,339)   (16,112,481)
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                  55,842         75,103        135,182           60,079        343,390
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              13,188,174    100,137,615    (87,927,298)    (188,064,913)  (137,757,944)
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation              13,307,928     40,182,173     (4,667,881)     (44,850,054)    (8,471,740)
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation              (1,139,350)      (999,230)       221,880        1,221,110        882,209
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              26,376,109     56,878,486    (39,758,620)     (96,637,106)   (50,012,990)
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation             103,517,579    183,495,928    (57,305,031)    (240,800,959)   (98,392,793)
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                (208,854)       579,071       (118,440)        (697,511)      (935,724)
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                (280,181)      (494,145)       240,727          734,872        431,212
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                (117,141)       (52,025)        58,605          110,630         48,468
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation               3,584,670      1,850,808      4,094,999        2,244,191      7,598,195
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                 (60,119)        74,102         30,611          (43,491)       (51,541)
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                  21,129          9,469        (31,643)         (41,112)        22,950
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                (146,643)        35,469       (247,834)        (283,303)      (380,366)
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 OPPENHEIMER FUNDS:
   AGGRESSIVE GROWTH FUND/VA
 Annuity contracts in
   accumulation               $1,624,280     ($710,516)   $109,098,865     ($98,798,801)
   GLOBAL SECURITIES FUND/VA
 Annuity contracts in
   accumulation                1,900,142      (189,190)     15,435,756      (14,996,938)
   MAIN STREET GROWTH & INCOME FUND/VA
 Annuity contracts in
   accumulation                3,264,181      (842,224)     79,391,324      (77,728,674)
   STRATEGIC BOND FUND/VA
 Annuity contracts in
   accumulation                1,683,741      (275,767)     23,931,129      (25,220,954)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
 Annuity contracts in
   accumulation               10,514,688      (890,046)     58,291,587      (47,911,570)
   PPI MFS EMERGING EQUITIES PORTFOLIO
 Annuity contracts in
   accumulation                1,936,641    (2,335,328)    219,053,249     (189,229,670)
   PPI MFS RESEARCH GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                7,888,039    (1,400,474)     89,947,830      (67,521,268)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                3,948,392      (434,893)    120,805,337     (129,195,271)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Annuity contracts in
   accumulation               10,454,000    (1,675,520)    125,754,806      (91,309,615)
 TOTAL VARIABLE ANNUITY
   ACCOUNT B                $527,997,200  ($84,578,915) $6,595,668,326  ($6,264,073,053)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                                                                                            Net
                                                                                         Increase
                               Net              Net Realized                Net         (Decrease)
                             Realized            Gain (Loss)             Change in     in Net Assets
                           Gain (Loss)   ---------------------------    Unrealized       Resulting
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)        from
2000                       Investments       Year         of Year     on Investments    Operations
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation             $10,300,064     $8,288,775   ($17,023,622)    ($25,312,397)  ($14,098,569)
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                 438,818      2,312,761        167,134       (2,145,627)         4,143
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation               1,662,650      7,488,511     (3,884,729)     (11,373,240)    (7,288,633)
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation              (1,289,825)       (12,690)       145,482          158,172        276,321
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation              10,380,017     64,359,069    (10,163,046)     (74,522,115)   (54,517,456)
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation              29,823,579     26,374,011    (23,512,406)     (49,886,417)   (20,461,525)
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation              22,426,562     17,014,014     (8,619,374)     (25,633,388)     3,280,739
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation              (8,389,934)     3,641,431        680,506       (2,960,925)    (7,837,360)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation              34,445,191     40,800,081     (3,849,578)     (44,649,659)    (1,425,988)
TOTAL VARIABLE ANNUITY
  ACCOUNT B                $331,595,273  $860,262,998  ($650,455,465) ($1,510,718,463) ($735,704,905)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000
                                                                    Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                               Income (Loss)  on Investments  on Investments      Transactions         of Year         of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                     ($19,986)        $80,904         ($395,465)      ($2,126,497)       $19,981,127     $17,494,584
Annuity contracts in payment
  period                                                                                                         0          25,499
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   25,438,446       4,392,299       (33,376,108)       (3,685,639)       180,920,898     170,506,936
Annuity contracts in payment
  period                                                                                                26,077,945      29,260,905
AETNA BOND VP
Annuity contracts in
  accumulation                    4,302,985      (3,926,075)        7,191,021        (7,130,690)        93,390,139      93,669,011
Annuity contracts in payment
  period                                                                                                 5,662,703       5,821,072
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      120,571         150,209          (451,841)       (3,675,149)        23,405,948      19,642,538
Annuity contracts in payment
  period                                                                                                 1,540,450       1,447,650
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    1,335,752         108,141        (2,078,587)         (591,069)         7,124,468       5,898,705
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                    5,467,967       1,618,863       (15,094,126)      (38,850,045)       176,632,929     129,775,588
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                    8,639,502       8,869,525       (39,559,697)      (25,814,741)       381,698,376     333,832,965
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                    1,309,580        (876,702)      (10,027,839)      (15,815,466)       211,855,059     186,444,632
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                      739,272       2,185,186        (3,461,611)      140,573,888          1,726,955     141,763,690
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      275,200        (694,416)       (1,839,216)       95,187,357                  0      92,928,925
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                      176,931        (484,516)       (2,762,925)       82,942,126                  0      79,871,616
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                       77,450          (6,354)         (937,549)       94,656,274                  0      93,789,821
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                          211              (7)              194           584,448                  0         584,846
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  105,139,609     (62,524,949)     (172,388,883)     (115,312,686)       980,638,280     765,261,567
Annuity contracts in payment
  period                                                                                               192,658,329     162,948,133
AETNA GROWTH VP
Annuity contracts in
  accumulation                      461,767       6,743,912       (19,879,627)       26,673,488         66,260,594      78,188,522
Annuity contracts in payment
  period                                                                                                 4,742,043       6,813,655
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                         (962)        (25,592)           16,080          (235,208)           245,682               0
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                   28,381,224       4,674,934       (61,091,320)       50,756,181        198,210,089     217,699,546
Annuity contracts in payment
  period                                                                                                40,863,938      44,095,500

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                      ($4,927)        $73,276          $120,220        $5,677,943           $866,762      $6,733,274
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       (7,596)        106,384           (26,790)          114,561            911,313       1,097,872
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                    1,596,233      (1,644,967)       (2,185,425)        7,402,219          4,434,269       9,382,842
Annuity contracts in payment
  period                                                                                                   105,507         324,994
AETNA LEGACY VP
Annuity contracts in
  accumulation                      168,261         284,243           512,081        (4,343,073)        26,597,646      22,842,539
Annuity contracts in payment
  period                                                                                                 2,972,058       3,348,677
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    6,549,004       3,555,570           236,421       (14,305,266)       214,710,443     206,567,488
Annuity contracts in payment
  period                                                                                                 1,062,436       5,241,120
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                      (13,273)        253,381           181,523        (2,361,351)         1,925,817               0
Annuity contracts in payment
  period                                                                                                    13,903               0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    2,067,862       2,636,272        (5,013,959)       21,990,505         25,125,952      45,163,536
Annuity contracts in payment
  period                                                                                                   463,770       2,106,866
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                      (51,699)     (1,245,161)       (3,777,303)       14,906,762                  0       9,832,599
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                    2,255,445       1,506,660        (2,438,845)        1,467,498         16,918,826      19,709,584
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                      479,698       2,920,558        (7,876,908)       20,492,644          9,923,942      25,248,912
Annuity contracts in payment
  period                                                                                                    47,197         738,219
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                        1,562               0              (259)          293,609                  0         294,912
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                    1,050,543       2,282,076       (12,286,042)       35,286,376         22,700,889      46,632,179
Annuity contracts in payment
  period                                                                                                   789,296       3,190,959
  GROWTH FUND
Annuity contracts in
  accumulation                      843,700         823,540       (11,755,732)       28,414,358         18,608,980      36,220,507
Annuity contracts in payment
  period                                                                                                   322,083       1,036,422
  VALUE FUND
Annuity contracts in
  accumulation                    2,510,869      (2,319,506)      (12,406,102)       43,738,065         40,884,392      70,471,041
Annuity contracts in payment
  period                                                                                                   942,276       2,878,953
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      423,844       1,720,600        (2,328,441)       (1,141,945)         6,213,801       4,887,859

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   $3,768,859      $4,541,175       ($8,720,878)      ($2,090,817)       $19,087,670     $16,586,009
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                    1,813,579      10,683,320       (17,950,996)       (4,095,310)        25,112,341      15,562,934
ALLIANCE FUNDS:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                       (1,396)            (30)           34,311           864,832                  0         897,717
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       (3,883)           (218)         (105,771)        2,797,333                  0       2,687,461
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                         (126)           (160)            2,230            80,526                  0          82,470
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                       92,716         (48,893)         (158,120)         (653,587)         3,452,367       2,684,483
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                       45,347       2,194,431        (3,396,853)       (1,437,282)         7,499,031       4,904,674
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       89,491         169,525          (225,816)         (108,598)         2,589,130       2,513,732
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                    2,701,430      10,076,833       (12,544,414)      (22,814,712)       125,105,874     102,497,426
Annuity contracts in payment
  period                                                                                                    61,038          88,623
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                     (103,182)      1,436,428        (4,849,921)       (2,611,778)        30,384,515      24,223,008
Annuity contracts in payment
  period                                                                                                     8,185          41,239
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                    2,726,135       6,275,415       (18,445,402)       (3,424,589)        46,677,628      33,809,187
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    3,013,120      (2,605,984)       (3,978,186)      (11,789,080)        41,788,490      26,434,464
Annuity contracts in payment
  period                                                                                                    17,816          11,712
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                    4,109,759       2,498,090       (13,249,893)       (2,226,299)        28,925,669      20,017,475
Annuity contracts in payment
  period                                                                                                         0          39,851
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                      365,832               0                 0          (319,878)         8,657,471       8,703,425
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                      469,048         135,842           413,546        (2,699,444)        12,814,411      11,133,403
  UTILITY FUND II
Annuity contracts in
  accumulation                      911,360       1,515,798        (4,760,899)       (4,874,174)        26,498,835      19,310,088
Annuity contracts in payment
  period                                                                                                    59,670          40,502

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                  $12,572,852      $4,766,327       ($5,706,151)     ($15,362,952)      $191,754,908    $188,024,984
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   20,362,665      39,333,103       (89,518,485)       30,450,179        208,982,521     209,609,983
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                    3,282,958     (14,490,509)       (2,699,682)       (3,275,558)        61,938,947      44,851,961
Annuity contracts in payment
  period                                                                                                   755,677         659,872
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                    1,761,141        (222,759)       (5,262,586)       (1,913,521)        20,088,940      14,451,215
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                    1,951,140        (838,650)       (2,164,125)       (2,646,869)        21,519,462      17,820,958
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                   26,811,924      15,477,353       (60,966,810)          642,863        234,998,024     216,963,354
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                      230,575      21,564,283       (37,907,339)      (21,306,125)       170,467,635     133,049,029
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                      227,469          55,842            60,079          (763,474)         4,120,050       3,699,966
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   37,118,795      13,188,174      (188,064,913)      137,555,004        274,665,000     274,462,060
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                   23,070,386      13,307,928       (44,850,054)       67,292,044        185,323,915     244,144,219
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                      800,449      (1,139,350)        1,221,110        (1,735,067)        19,582,411      18,729,553
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   20,248,007      26,376,109       (96,637,106)       94,745,263        213,572,309     253,461,282
Annuity contracts in payment
  period                                                                                                 9,348,397      14,191,697
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   38,890,587     103,517,579      (240,800,959)      100,536,442        470,413,281     467,731,442
Annuity contracts in payment
  period                                                                                                11,305,698      16,131,186
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                      (29,359)       (208,854)         (697,511)         (383,164)         2,574,027       1,255,139
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (23,479)       (280,181)          734,872          (799,653)         3,168,963       2,800,522
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                       54,979        (117,141)          110,630          (154,591)         1,643,414       1,537,291
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                    1,769,334       3,584,670         2,244,191         5,010,468         50,789,444      63,398,107

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                      $52,069        ($60,119)         ($43,491)         $191,823           $809,956        $950,238
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                       42,933          21,129           (41,112)           13,275            172,522         208,747
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                       49,580        (146,643)         (283,303)        5,525,454          7,364,195      12,509,283
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                      913,764      10,300,064       (25,312,397)       40,219,243         29,291,524      55,317,044
Annuity contracts in payment
  period                                                                                                 1,639,824       1,734,978
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    1,710,952         438,818        (2,145,627)        7,741,683          9,513,748      17,259,574
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                    2,421,957       1,662,650       (11,373,240)       18,574,761         56,214,303      66,668,968
Annuity contracts in payment
  period                                                                                                   151,990         983,453
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                    1,407,974      (1,289,825)          158,172         3,260,148         19,569,256      22,834,845
Annuity contracts in payment
  period                                                                                                   228,810         499,690
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation                    9,624,642      10,380,017       (74,522,115)       77,813,035         53,173,898      74,490,975
Annuity contracts in payment
  period                                                                                                 1,763,893       3,742,395
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                     (398,687)     29,823,579       (49,886,417)      (26,097,535)       181,712,440     134,260,645
Annuity contracts in payment
  period                                                                                                 1,531,267       2,424,002
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    6,487,565      22,426,562       (25,633,388)       (7,907,361)       102,536,898      97,910,276
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    3,513,499      (8,389,934)       (2,960,925)       10,664,760         35,328,550      37,459,265
Annuity contracts in payment
  period                                                                                                   123,723         820,408
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                    8,778,480      34,445,191       (44,649,659)      (12,137,687)       126,069,747     111,737,190
Annuity contracts in payment
  period                                                                                                   723,814       1,492,696
TOTAL VARIABLE ANNUITY
  ACCOUNT B                    $443,418,285    $331,595,273   ($1,510,718,463)     $886,119,508     $6,173,851,032  $6,324,265,635

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net                Net
                                                    Net          Change in     Increase (Decrease)             Net Assets
                                    Net           Realized       Unrealized       in Net Assets                ----------
                                 Investment     Gain (Loss)     Gain (Loss)         from Unit          Beginning           End
                               Income (Loss)   on Investments  on Investments     Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                    $1,070,293        $614,087        $688,288       ($7,289,731)         $24,898,190      $19,981,127
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                    24,109,936       5,798,309      (6,953,408)      (10,869,045)         176,154,146      180,920,898
Annuity contracts in payment
  period                                                                                                 18,758,905       26,077,945
AETNA BOND VP
Annuity contracts in
  accumulation                     5,009,815        (250,395)     (6,626,783)       10,606,260           85,100,187       93,390,139
Annuity contracts in payment
  period                                                                                                  5,213,758        5,662,703
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                     1,159,582         835,357          92,697        (6,748,440)          28,289,880       23,405,948
Annuity contracts in payment
  period                                                                                                  1,317,322        1,540,450
AETNA GET FUND, SERIES B
Annuity contracts in
  accumulation                     7,720,048      (4,212,086)     (3,285,620)      (19,622,110)          19,399,768                0
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                     1,883,527       1,202,519      (1,645,757)       (3,591,840)           9,276,019        7,124,468
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                     1,027,651         877,472       9,652,660        75,168,020           89,907,126      176,632,929
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                       512,899         235,363      23,410,070       357,540,044                    0      381,698,376
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                      (105,549)         10,944       5,934,910       206,014,754                    0      211,855,059
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                          (535)              0           2,439         1,725,051                    0        1,726,955
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                   195,636,189      27,598,205     (54,549,571)     (106,172,195)         955,586,320      980,638,280
Annuity contracts in payment
  period                                                                                                155,197,661      192,658,329
AETNA GROWTH VP
Annuity contracts in
  accumulation                     2,503,752       8,758,918       4,526,105        25,546,818           28,467,187       66,260,594
Annuity contracts in payment
  period                                                                                                  1,199,857        4,742,043
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                        20,145         (26,909)         22,547              (487)             230,386          245,682
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                     7,633,075      12,905,081      14,212,836       117,244,893           85,248,495      198,210,089
Annuity contracts in payment
  period                                                                                                  1,829,647       40,863,938
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                       151,622           3,176         (67,301)          403,520              375,745          866,762
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        (6,226)          4,776          88,028          (145,065)             969,800          911,313
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       314,228         796,809         334,892         1,562,914            1,528,847        4,434,269
Annuity contracts in payment
  period                                                                                                      2,086          105,507

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
AETNA LEGACY VP
Annuity contracts in
  accumulation                    $1,259,802        $677,837       ($268,597)      ($7,254,086)         $32,331,905      $26,597,646
Annuity contracts in payment
  period                                                                                                  2,822,843        2,972,058
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                     4,806,378       2,133,321         330,845        58,499,955          149,772,871      214,710,443
Annuity contracts in payment
  period                                                                                                    229,509        1,062,436
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                        79,420         (94,506)       (103,018)        1,076,287              965,259        1,925,817
Annuity contracts in payment
  period                                                                                                     16,278           13,903
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                        46,684         495,596       5,053,673         1,501,029           18,295,242       25,125,952
Annuity contracts in payment
  period                                                                                                    197,498          463,770
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       571,020       1,109,347       1,089,659        (4,540,412)          18,689,212       16,918,826
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                       162,329         218,729       2,092,057         7,199,232              298,792        9,923,942
Annuity contracts in payment
  period                                                                                                          0           47,197
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        72,400          84,137       3,729,182        19,382,908              221,558       22,700,889
Annuity contracts in payment
  period                                                                                                          0          789,296
  GROWTH FUND
Annuity contracts in
  accumulation                       569,280          91,500       2,699,619        15,273,804              296,860       18,608,980
Annuity contracts in payment
  period                                                                                                          0          322,083
  VALUE FUND
Annuity contracts in
  accumulation                       473,993         272,868       4,649,445        35,726,392              703,970       40,884,392
Annuity contracts in payment
  period                                                                                                          0          942,276
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       369,558         503,031         585,771        (1,430,177)           6,185,618        6,213,801
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       692,076       1,010,580       3,954,746        (2,033,469)          15,463,737       19,087,670
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                       977,173       1,941,955       8,510,988        (3,289,670)          16,971,895       25,112,341
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                       626,812          42,756        (373,958)       (1,575,541)           4,732,298        3,452,367
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                       (80,728)        370,470       2,677,680        (1,259,618)           5,791,227        7,499,031
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       221,160          35,903          (6,720)          380,705            1,958,082        2,589,130

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                   $11,655,701      $9,006,979    ($13,940,497)     ($16,005,273)        $134,398,144     $125,105,874
Annuity contracts in payment
  period                                                                                                     51,858           61,038
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                       417,336       1,150,293       3,009,771        (2,848,736)          28,656,460       30,384,515
Annuity contracts in payment
  period                                                                                                      7,576            8,185
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                      (459,868)      1,914,945      17,537,931           234,105           27,450,515       46,677,628
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                     3,429,519         525,169      (3,482,849)       (8,553,264)          49,887,731       41,788,490
Annuity contracts in payment
  period                                                                                                          0           17,816
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       232,563       1,197,123      11,869,478        (1,894,959)          17,521,464       28,925,669
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                       284,037           2,223          (2,223)          306,114            8,067,320        8,657,471
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                       529,521         252,857      (1,085,066)       (2,937,725)          16,054,824       12,814,411
  UTILITY FUND II
Annuity contracts in
  accumulation                     1,703,210       1,436,932      (3,152,728)       (3,766,513)          30,329,937       26,498,835
Annuity contracts in payment
  period                                                                                                      7,667           59,670
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                     5,793,712       7,476,209      (5,035,413)        7,411,679          176,108,721      191,754,908
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    13,956,409       5,777,289      33,718,335        17,013,720          138,516,768      208,982,521
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                     4,245,596      (2,480,388)      1,818,996         9,278,961           49,328,098       61,938,947
Annuity contracts in payment
  period                                                                                                    503,361          755,677
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       422,796       1,581,304       4,144,886        (3,946,889)          17,886,843       20,088,940
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                     1,230,871         409,194         263,798          (799,139)          20,414,738       21,519,462
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                     4,155,125      15,587,326      21,616,930        30,664,230          162,974,413      234,998,024
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                       196,112      19,542,751       7,362,436         1,630,498          141,735,838      170,467,635
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                       210,765          70,130        (402,945)       (1,453,541)           5,695,641        4,120,050

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    $2,863,809     $27,339,558     $92,030,766       $95,062,093          $57,368,774     $274,665,000
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     1,715,618       3,244,252      24,941,102        83,194,454           72,228,489      185,323,915
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                     1,138,116         147,199      (1,254,423)       (1,081,920)          20,633,439       19,582,411
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (642,536)      7,909,529      44,597,338       101,412,913           68,058,273      213,572,309
Annuity contracts in payment
  period                                                                                                  1,585,189        9,348,397
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (3,385,958)     31,635,650     146,254,486        59,587,939          243,902,115      470,413,281
Annuity contracts in payment
  period                                                                                                  3,724,747       11,305,698
LEXINGTON FUNDS:
  EMERGING MARKETS FUND, INC.
Annuity contracts in
  accumulation                       (14,369)       (266,288)      1,775,730          (430,469)           1,509,423        2,574,027
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                       (22,165)       (316,185)        772,124        (1,219,704)           3,954,893        3,168,963
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES (1)
Annuity contracts in
  accumulation                        77,487           7,270        (154,317)         (301,164)           2,014,138        1,643,414
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                     1,596,766       1,093,651      (1,983,927)       11,945,226           38,137,728       50,789,444
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                        (2,947)          2,524          74,102           736,277                    0          809,956
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                         5,171             (67)          9,469           157,949                    0          172,522
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                       460,824           9,529          35,469         6,858,373                    0        7,364,195
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA (2)
Annuity contracts in
  accumulation                      (228,766)      5,655,000       7,045,547         6,541,844           11,917,723       29,291,524
Annuity contracts in payment
  period                                                                                                          0        1,639,824
  GLOBAL SECURITIES FUND/VA (3)
Annuity contracts in
  accumulation                       185,519       1,784,568       1,526,756        (1,636,196)           7,653,101        9,513,748
  MAIN STREET GROWTH & INCOME FUND/VA (4)
Annuity contracts in
  accumulation                      (134,847)        467,684       7,924,335        12,915,912           35,193,209       56,214,303
Annuity contracts in payment
  period                                                                                                          0          151,990

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
  STRATEGIC BOND FUND/VA (5)
Annuity contracts in
  accumulation                      $572,117       ($208,339)       ($60,353)       $6,396,041          $12,897,019      $19,569,256
Annuity contracts in payment
  period                                                                                                    201,581          228,810
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                      (407,825)     15,683,351      44,935,086        (9,039,734)         131,150,274      181,712,440
Annuity contracts in payment
  period                                                                                                    922,555        1,531,267
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (1,012,592)      4,690,269      15,357,529        (5,108,995)          88,610,687      102,536,898
  PPI MFS VALUE EQUITY PORTFOLIO
Annuity contracts in
  accumulation                       663,657       2,175,318      13,243,961        10,888,326           27,062,849       53,173,898
Annuity contracts in payment
  period                                                                                                    903,680        1,763,893
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       780,667       9,268,050       2,777,929         5,029,371           17,577,310       35,328,550
Annuity contracts in payment
  period                                                                                                     18,946          123,723
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                     1,255,333       5,270,752      15,908,462       (14,489,363)         118,791,854      126,069,747
Annuity contracts in payment
  period                                                                                                     56,523          723,814
TOTAL VARIABLE ANNUITY
  ACCOUNT B                     $312,954,293    $243,088,761    $510,456,415    $1,150,783,141       $3,956,568,422   $6,173,851,032

(1) - Effective May 1, 1999, MFS Worldwide Government Series name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund/OVAF's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund/OVAF's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth and Income Fund/OVAF's name changed to Oppenheimer Main Street Growth and Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund/OVAF's name changed to Oppenheimer Strategic Bond Fund/VA.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the condensed financial information for the year ended December 31, 2000. These financial statements and the condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

[KPMG LLP SIGNATURE]
Hartford, Connecticut
February 2, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the One
       Month Ended December 31, 2000, the Eleven
       Months Ended November 30, 2000 and for the
       Years Ended December 31, 1999 and 1998.....   F-3

    Consolidated Balance Sheets as of
       December 31, 2000 and 1999.................   F-4

    Consolidated Statements of Changes in
       Shareholder's Equity for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the Years
       Ended December 31, 1999 and 1998...........   F-5

    Consolidated Statements of Cash Flows for the
       One Month Ended December 31, 2000, the
       Eleven Months Ended November 30, 2000 and
       for the Years Ended December 31, 1999 and
       1998.......................................   F-6

    Notes to Consolidated Financial Statements....   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999, and the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Revenue:
  Premiums                                               $ 16.5           $  137.7         $  107.5         $   79.4
  Charges assessed against policyholders                   36.4              424.6            388.3            324.3
  Net investment income                                    78.6              833.8            886.3            871.8
  Net realized capital (losses) gains                       1.8              (37.2)           (21.5)            10.4
  Other income                                             13.4              148.7            129.7            100.2
                                                         ------           --------         --------         --------
      Total revenue                                       146.7            1,507.6          1,490.3          1,386.1
                                                         ------           --------         --------         --------
Benefits and expenses:
  Current and future benefits                              68.9              726.7            746.2            714.4
  Operating expenses:
    Salaries and related benefits                          29.9              187.5            153.0            141.0
    Other                                                  19.2              227.1            213.7            199.6
  Amortization of deferred policy acquisition costs
    and value of business acquired                         10.2              116.7            104.9             91.2
                                                         ------           --------         --------         --------
      Total benefits and expenses                         128.2            1,258.0          1,217.8          1,146.2
                                                         ------           --------         --------         --------

Income from continuing operations before income
  taxes                                                    18.5              249.6            272.5            239.9
Income taxes                                                5.9               78.1             90.6             67.1
                                                         ------           --------         --------         --------

Income from continuing operations                          12.6              171.5            181.9            172.8
Discontinued operations, net of tax:
  Income from operations                                     --                 --               --             61.8
  Amortization of deferred gain on sale                      --                5.7              5.7               --
  Immediate gain on sale                                     --                 --               --             59.0
                                                         ------           --------         --------         --------

Net income                                               $ 12.6           $  177.2         $  187.6         $  293.6
                                                         ======           ========         ========         ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                                                  December 31,       December 31,
                                                                      2000               1999
                                                                  -------------      -------------
                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,120.0 and $11,657.9)                       $11,244.7          $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $109.0 and $134.7)             100.7              130.9
    Investment in affiliated mutual funds (cost: $9.6 and
      $63.5)                                                             12.7               64.1
    Common stock (cost: $2.2 and $6.7)                                    3.5               11.5
  Short-term investments                                                109.4               74.2
  Mortgage loans                                                          4.6                6.7
  Policy loans                                                          339.3              314.0
  Other investments                                                      13.4               13.2
  Securities pledged to creditors (amortized cost: $126.8)              129.0                 --
                                                                    ---------          ---------
        Total investments                                            11,957.3           12,024.7
Cash and cash equivalents                                               796.3              694.4
Short-term investments under securities loan agreement                  131.8              238.8
Accrued investment income                                               147.2              150.7
Premiums due and other receivables                                       82.9              298.3
Reinsurance recoverable                                               3,005.8            3,001.2
Current income taxes                                                     40.6                 --
Deferred income taxes                                                      --              150.4
Deferred policy acquisition costs                                        12.3            1,046.4
Value of business acquired                                            1,780.9                 --
Goodwill                                                              2,297.4                 --
Other assets                                                            154.7               96.5
Separate Accounts assets                                             36,745.8           38,692.6
                                                                    ---------          ---------
        Total assets                                                $57,153.0          $56,394.0
                                                                    =========          =========
            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                            $ 3,977.7          $ 3,850.4
  Unpaid claims and claim expenses                                       29.6               27.3
  Policyholders' funds left with the Company                         11,125.6           11,121.7
                                                                    ---------          ---------
        Total insurance reserve liabilities                          15,132.9           14,999.4
  Payables under securities loan agreement                              131.8              238.8
  Current income taxes                                                     --               14.7
  Deferred income taxes                                                 248.0                 --
  Other liabilities                                                     549.9            1,062.8
  Separate Accounts liabilities                                      36,745.8           38,692.6
                                                                    ---------          ---------
        Total liabilities                                            52,808.4           55,008.3
                                                                    ---------          ---------
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)                                 2.8                2.8
  Paid-in capital                                                     4,303.8              431.9
  Accumulated other comprehensive gain (loss)                            25.4              (44.8)
  Retained earnings                                                      12.6              995.8
                                                                    ---------          ---------
        Total shareholder's equity                                    4,344.6            1,385.7
                                                                    ---------          ---------
          Total liabilities and shareholder's equity                $57,153.0          $56,394.0
                                                                    =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Shareholder's equity, beginning of period               $4,313.4          $1,385.7         $1,394.5         $1,853.3

Comprehensive income:
  Net income                                                12.6             177.2            187.6            293.6
  Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities
      ($28.7, $79.4, ($230.2), $18.2 pretax) (1)            18.6              51.6           (149.6)            11.9
                                                        --------          --------         --------         --------
Total comprehensive income                                  31.2             228.8             38.0            305.5
                                                        --------          --------         --------         --------

Capital contributions:
  Cash                                                        --              73.5               --              9.3
  Assets                                                      --              56.0               --               --
                                                        --------          --------         --------         --------
Total capital contributions                                   --             129.5               --              9.3
                                                        --------          --------         --------         --------

Other changes                                                 --               0.8              2.9              2.4
                                                        --------          --------         --------         --------

Common stock dividends                                        --             (10.1)           (49.7)          (776.0)
                                                        --------          --------         --------         --------

Adjustment for purchase accounting                            --           2,578.7               --               --
                                                        --------          --------         --------         --------

Shareholder's equity, end of period                     $4,344.6          $4,313.4         $1,385.7         $1,394.5
                                                        ========          ========         ========         ========

(1) Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                Preacquisition
                                                                              ---------------------------------------------------
                                                             One month        Eleven months
                                                               ended              ended           Year ended         Year ended
                                                           December 31,       November 30,       December 31,       December 31,
                                                               2000               2000               1999               1998
                                                           -------------      -------------      -------------      -------------
Cash Flows from Operating Activities:
Net income                                                    $  12.6          $    177.2          $   187.6          $   293.6
Adjustments to reconcile net income to net cash (used
  for) provided by operating activities:
  Net accretion of discount on investments                       (2.7)              (32.6)             (26.5)             (29.5)
  Amortization of deferred gain on sale                            --                (5.7)              (5.7)               0.0
  Immediate gain on sale                                           --                  --                 --              (59.0)
  Net realized capital gains (losses)                            (1.8)               37.2               21.5              (11.1)
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income              6.6                (3.1)               0.9               11.4
    Decrease (increase) in premiums due and other
      receivables                                                31.1               (23.7)              23.3              (24.0)
    Decrease (increase) in policy loans                           0.1               (25.4)             (21.8)             177.4
    Increase in deferred policy acquisition costs/value
      of business acquired                                      (12.2)             (136.6)            (153.3)            (132.8)
    Decrease in reinsurance loan to affilitate                     --                  --                 --              397.2
    Net (decrease) increase in universal life account
      balances                                                   (3.8)               23.8               55.7              122.9
    (Decrease) increase in other insurance reserve
      liabilities                                                (5.3)               85.6              (28.6)             (41.8)
    Increase (decrease) in other liabilities and other
      assets                                                    103.9               (75.2)             (42.5)             (35.3)
    (Decrease) increase in income taxes                         (14.3)               23.1             (259.8)             106.5
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) operating activities            114.2                44.6             (249.2)             775.5
                                                              -------          ----------          ---------          ---------
Cash Flows from Investing Activities:
  Proceeds from sales of fixed maturities
    Debt securities available for sale                          233.0            10,083.2            5,890.1            6,790.2
    Equity securities                                             1.5               118.4              111.2              150.1
    Mortgage loans                                                0.1                 2.1                6.1                0.3
    Life Business                                                  --                  --                 --              966.5
  Investment maturities and collections of:
    Debt securities available for sale                           53.7               573.1            1,216.5            1,296.3
    Short-term investments                                        0.4                59.9               80.6              135.3
  Cost of investment purchases in:
    Debt securities available for sale                         (230.7)          (10,505.5)          (7,099.7)          (6,706.4)
    Equity securities                                           (27.8)              (17.6)             (13.0)            (125.7)
    Short-term investments                                      (10.0)             (113.1)            (106.0)             (83.9)
  Decrease (increase) in property and equipment                   1.9                 5.4               (5.7)
  Other, net                                                      0.3                (4.0)               3.7           (2,725.9)
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) investing activities             22.4               201.9               83.8             (312.2)
                                                              -------          ----------          ---------          ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts       164.2             1,529.7            2,040.2            1,571.1
  Withdrawals of investment contracts                          (156.3)           (1,832.6)          (1,680.8)          (1,393.1)
  Capital contribution from HOLDCO                                 --                73.5                 --                9.3
  Return of capital to Separate Account                            --                  --                 --                1.7
  Dividends paid to shareholder                                    --               (10.1)            (255.7)            (570.0)
  Other, net                                                    (73.6)               22.0              126.7              (34.3)
                                                              -------          ----------          ---------          ---------
Net cash (used for) provided by financing activities            (65.7)             (217.5)             230.4             (415.3)
                                                              -------          ----------          ---------          ---------
Net increase in cash and cash equivalents                        70.9                29.0               65.0               48.0
Effect of exchange rate changes on cash and cash
  equivalents                                                      --                 2.0                 --                 --
Cash and cash equivalents, beginning of period                  725.4               694.4              629.4              581.4
                                                              -------          ----------          ---------          ---------
Cash and cash equivalents, end of period                      $ 796.3          $    725.4          $   694.4          $   629.4
                                                              =======          ==========          =========          =========
Supplemental cash flow information:
Income taxes paid, net                                        $  20.3          $     39.9          $   316.9          $    60.9
                                                              =======          ==========          =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $1,183.0 million, which was the balance as of November 30, 2000, the establishment of value of business acquired of $1,780.9, an increase to other assets of $6.0 million and a decrease of $12.0 million in current income taxes. The increase to other assets reflects the write down of certain fixed assets and capitalized software costs resulting from conforming accounting policies, the establishment of a favorable lease asset and the reclassification of certain pension assets (previously reflected in other liabilities). The balances in other assets and current income taxes prior to push down accounting were $148.7 million and $52.6 million, respectively.

    The net increase to liabilities reflects an increase to insurance reserves of $60.0 million representing the revaluation of the reserves using current assumptions, an increase to deferred tax liabilities of $266.4 million primarily representing the deferred tax effect of the purchase accounting adjustments and a decrease to other liabilities of $15.8 million. The decrease in other liabilities includes the write-off of the deferred gain related to the sale of the individual life insurance business (refer to Note
    3) partially offset by the establishment of a severance liability and the revaluation of certain benefit plan liabilities. The balances in insurance reserves and other liabilities prior to push down accounting were $15,072.9 million and $565.7 million. With respect to deferred taxes, prior to push down accounting, the Company had a deferred tax asset of $18.4 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital.

    Additionally, the Company established goodwill of $2.3 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V.

    (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements. With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations (Refer to Note 4).

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience-rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors", which includes the following:

                                                               Gross         Gross
   December 31, 2000                           Amortized     Unrealized    Unrealized      Fair
   (Millions)                                     Cost         Gains         Losses       Value
   ----------------------------------------------------------------------------------------------
   Debt securities                               $124.5         $5.3          $3.1        $126.7

   Short-term investments                           2.3           --            --           2.3
   ----------------------------------------------------------------------------------------------
   Total securities pledged to creditors         $126.8         $5.3          $3.1        $129.0
   ----------------------------------------------------------------------------------------------

    At December 31, 1999, the Company had securities pledged to creditors with a fair value of approximately $232.5 million reflected as debt securities.

    The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 5). Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

    Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Principles of Consolidation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value ofestimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $104.3 million, $112.6 million, $114.3 million, $110.8 million and $106.3 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant

    Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2000 and 1999, unrealized gains of $9.5 million and unrealized losses of $8.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.8% to 14.0% in 2000 and 3.7% to 12.0% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 2000 and 1999, $2,991 million and $2,989 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business. (Refer to Note 3).

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. Subsequent to December 13, 2000 the Company will file a consolidated return with AICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/ benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of

    AIS is acting as underwriter for ALIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the Aetna Series Fund, Inc. and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3.  DISCONTINUED OPERATIONS-INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million and $5.2 million (after tax) of the deferred gain was recognized during 2000 and 1999, respectively. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off. (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Revenues for the individual life segment were $652.2 million for 1998. Premiums ceded and reinsurance recoveries made in 2000 totaled $419.1 million and $416.1 million, respectively, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   2000 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $   920.8       $ 34.3        $  2.1      $   953.0
   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 282.2         13.8           6.2          289.8
       Financial                               1,753.1         33.8          21.2        1,765.7
       Transportation/capital goods              660.2         21.4          11.3          670.3
       Health care/consumer products             758.9         16.2          27.9          747.2
       Natural resources                         499.3          7.6          15.6          491.3
       Other corporate securities                972.0          7.1          52.3          926.8
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,925.7         99.9         134.5        4,891.1
   ---------------------------------------------------------------------------------------------

   Foreign securities:
       Government, including political
         subdivisions                            384.7         23.9           4.3          404.3
       Utilities                                 122.9         18.6            --          141.5
       Other                                      31.2           --           9.3           21.9
   ---------------------------------------------------------------------------------------------
     Total foreign securities                    538.8         42.5          13.6          567.7
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,390.3         37.1           4.1        1,423.3
       Collateralized mortgage obligations     1,606.6         61.2           7.1        1,660.7
   ---------------------------------------------------------------------------------------------
   Total residential mortgage-backed
     securities                                2,996.9         98.3          11.2        3,084.0
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,108.3         27.5          24.2        1,111.6

   Other asset-backed securities                 753.7         13.4           3.4          763.7
   ---------------------------------------------------------------------------------------------
   Total debt securities, including debt
     securities pledged to creditors          11,244.5        315.9         189.0       11,371.4

   Less: Debt securities pledged to
     creditors                                   124.5          5.3           3.1          126.7
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,120.0       $310.6        $185.9      $11,244.7
   =============================================================================================

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   1999 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $ 1,087.2       $  4.6        $ 22.1      $ 1,069.7

   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 514.5          5.6          12.7          507.4
       Financial                               1,869.8          8.2          44.7        1,833.3
       Transportation/capital goods              623.4           .9          39.0          585.3
       Health care/consumer products           1,138.7          9.3          51.3        1,096.7
       Natural resources                         424.6          1.3          15.4          410.5
       Other corporate securities                214.0          1.0          14.9          200.1
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,785.0         26.3         178.0        4,633.3
   ---------------------------------------------------------------------------------------------
   Foreign securities:
       Government, including political
         subdivisions                            364.6         17.1          11.9          369.8
       Utilities                                 196.4          7.3            .4          203.3
       Other                                     748.2          8.9          34.3          722.8
   ---------------------------------------------------------------------------------------------
     Total foreign securities                  1,309.2         33.3          46.6        1,295.9
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,055.9         19.8          17.6        1,058.1
       Collateralized mortgage obligations     1,683.1         25.1          37.7        1,670.5
   ---------------------------------------------------------------------------------------------
     Total residential mortgage-backed
       securities                              2,739.0         44.9          55.3        2,728.6
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,031.5          3.4          48.7          986.2

   Other asset-backed securities                 705.7          0.3           9.9          696.1
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,657.9       $112.8        $360.6      $11,410.1
   =============================================================================================

    At December 31, 2000 and 1999, net unrealized appreciation (depreciation) of $126.9 million and $(247.8) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred to as "total debt securities", included $92.9 million and $(189.7) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                   Amortized            Fair
   (Millions)                                         Cost              Value
   ----------------------------------------------------------------------------
   Due to mature:
     One year or less                              $   405.4          $   405.9
     After one year through five years               2,272.8            2,299.2
     After five years through ten years              1,754.3            1,731.5
     After ten years                                 1,953.1            1,975.6
     Mortgage-backed securities                      4,105.2            4,195.5
     Other asset-backed securities                     753.7              763.7
   ----------------------------------------------------------------------------
   Less: Debt securities pledged to creditors          124.5              126.7
   ============================================================================
   Debt securities                                 $11,120.0          $11,244.7
   ============================================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $8.6 million and $8.7 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                        2000                          1999
                                              ------------------------      ------------------------
                                              Amortized         Fair        Amortized         Fair
   (Millions)                                    Cost          Value           Cost          Value
   -------------------------------------------------------------------------------------------------
   Total residential CMOs (1)                  $1,606.6       $1,660.7       $1,683.1       $1,670.5
   =================================================================================================
   Percentage of total:
     Supporting experience rated products                         80.6%                         80.7%
     Supporting remaining products                                19.4%                         19.3%
   -------------------------------------------------------------------------------------------------
                                                                 100.0%                        100.0%
   =================================================================================================

                  (1)   At December 31, 2000 and 1999, approximately 84% and 81%,
                        respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2000 and 1999, approximately 2% and 1%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                        2000                       1999
   -----------------------------------------------------------------------------------
   Amortized Cost                                   $120.8                     $204.9
   Gross unrealized gains                              6.0                       12.5
   Gross unrealized losses                             9.9                       10.9
   -----------------------------------------------------------------------------------
   Fair Value                                       $116.9                     $206.5
   ===================================================================================

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                         2000                         1999
                                                -----------------------      -----------------------
                                                Carrying         Fair        Carrying         Fair
   (Millions)                                     Value         Value          Value         Value
   -------------------------------------------------------------------------------------------------
   Assets:
     Mortgage loans                             $     4.6      $    4.5      $     6.7      $    6.8
   Liabilities:
     Investment contract liabilities:
       With a fixed maturity                      1,041.0         982.3        1,055.3         991.0
       Without a fixed maturity                  10,084.6       9,549.9       10,066.4       9,452.8
   -------------------------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    FUTURES CONTRACTS:

    Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures at December 31, 2000 and 1999.

    WARRANTS:

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2000 were both $0.3 million. The carrying values and estimated fair values at December 31, 1999 were both $6.5 million.

    OPTIONS:

    As of December 31, 2000 and 1999, the Company earned $1.1 million and $0.4 million respectively, of investment income for writing call options on underlying securities. At December 31, 2000 and 1999, there were no option contracts outstanding.

    DEBT INSTRUMENTS WITH DERIVATIVE CHARACTERISTICS:

    The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 2000 was as follows:

                                                     Amortized                 Fair
   (Millions)                                           Cost                  Value
   ----------------------------------------------------------------------------------
   Residential collateralized mortgage
     obligations                                      $1,606.6               $1,660.7
     Principal-only strips (included above)               28.1                   32.1
     Interest-only strips (included above)                 8.2                    9.7
   Other structured securities with derivative
     characteristics (1)                                  51.5                   51.5
   ----------------------------------------------------------------------------------

                  (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                   One month      Eleven months
                                                     ended            ended         Year ended       Year ended
                                                 December 31,     November 30,     December 31,     December 31,
   (Millions)                                        2000             2000             1999             1998
   --------------------------------------------------------------------------------------------------------------
   Debt securities                                   $70.3           $768.9           $823.3           $798.8
   Nonredeemable preferred stock                       1.8              9.5             17.1             18.4
   Investment in affiliated mutual funds               0.5              2.1              2.4              6.6
   Mortgage loans                                      0.1              0.5              1.1              0.6
   Policy loans                                        0.7              7.9              7.7              7.2
   Cash equivalents                                    4.4             50.3             39.0             46.1
   Other                                               2.6             13.1             15.3             15.5
   --------------------------------------------------------------------------------------------------------------
   Gross investment income                            80.4            852.3            905.9            893.2
   Less: investment expenses                          (1.8)           (18.5)           (19.6)           (21.4)
   --------------------------------------------------------------------------------------------------------------
   Net investment income                             $78.6           $833.8           $886.3           $871.8
   ==============================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $659.6 million and $655.6 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million, $255.7 million and $570.0 million in cash dividends to HOLDCO in 2000, 1999 and 1998, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $100.6 million, $133.9 million and $148.1 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $931.1 million and $844.9 million as of December 31, 2000 and 1999, respectively.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the NAIC and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $27.4 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) on investments were as follows:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Debt securities                         $1.2           $(36.3)         $(23.6)          $ 7.4
Equity securities                        0.6             (0.9)            2.1             3.0
-------------------------------------------------------------------------------------------------
Pretax realized capital gains
 (losses)                               $1.8           $(37.2)         $(21.5)          $10.4
=================================================================================================
After-tax realized capital gains
 (losses)                               $1.3           $(24.3)         $(14.0)          $ 7.3
=================================================================================================

    Net realized capital (losses) gains of $(16.8) million, $(36.7) million and $15.0 million for 2000, 1999 and 1998, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $45.1 million and $68.5 million at December 31, 2000 and 1999, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                               One month        Eleven months
                                 ended              ended           Year ended         Year ended
                             December 31,       November 30,       December 31,       December 31,
   (Millions)                    2000               2000               1999               1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales            $233.0            $10,083.2          $5,890.1           $6,790.2
   Gross gains                     1.4                  2.5              10.5               98.8
   Gross losses                     --                 39.0              34.1               91.4
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors, excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                           2000                1999                1998
   ---------------------------------------------------------------------------------------------------
   Debt securities                                     $ 92.1             $(199.2)             $ 18.9
   Equity securities                                     (5.5)               (3.4)              (16.1)
   Other                                                 21.5               (27.6)               15.4
   ---------------------------------------------------------------------------------------------------
       Subtotal                                         108.1              (230.2)               18.2
   Increase (decrease) in deferred income taxes
     (Refer to Note 10)                                  37.9               (80.6)                6.3
   ---------------------------------------------------------------------------------------------------
   Net changes in accumulated other comprehensive
     income (loss)                                     $ 70.2             $(149.6)             $ 11.9
   ===================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $92.9 million and $(189.7) million at December 31, 2000 and 1999, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive (loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                                             2000                1999                1998
   -----------------------------------------------------------------------------------------------------
   Total debt securities:
     Gross unrealized capital gains                      $ 78.5              $ 18.6              $157.3
     Gross unrealized capital losses                      (44.5)              (76.7)              (16.2)
   -----------------------------------------------------------------------------------------------------
                                                           34.0               (58.1)              141.1
   -----------------------------------------------------------------------------------------------------
   Equity securities:
     Gross unrealized capital gains                         6.0                12.5                13.1
     Gross unrealized capital losses                       (9.9)              (10.9)               (8.1)
   -----------------------------------------------------------------------------------------------------
                                                           (3.9)                1.6                 5.0
   -----------------------------------------------------------------------------------------------------
   Other:
     Gross unrealized capital gains                        15.0                 1.3                17.1
     Gross unrealized capital losses                       (5.9)              (13.7)               (1.8)
   -----------------------------------------------------------------------------------------------------
                                                            9.1               (12.4)               15.3
   -----------------------------------------------------------------------------------------------------
   Deferred income taxes (Refer to Note 10)                13.8               (24.1)               56.6
   -----------------------------------------------------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                                       $ 25.4              $(44.8)             $104.8
   =====================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                              2000                1999                1998
   ------------------------------------------------------------------------------------------------------
   Unrealized holding gains (losses) arising
     during the year (1)                                  $70.1              $(146.3)             $38.3
   Less: reclassification adjustment for
     (losses) gains and other items included
     in net income (2)                                     (0.1)                 3.3               26.4
   ======================================================================================================
   Net unrealized gains (losses) on
     securities                                           $70.2              $(149.6)             $11.9
   ======================================================================================================

                  (1)   Pretax unrealized holding gains (losses) arising during the year were $108.0 million, $(225.2) million and $58.8 million for 2000, 1999 and 1998, respectively.
                  (2)   Pretax reclassification adjustments for (losses) gains and other items included in net income were $(0.1) million, $5.0 million and $40.6 million for 2000, 1999 and 1998,
                        respectively.

9.  SEVERANCE

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability of $10.7 million related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. The severance liability is based on a plan to eliminate approximately 175 positions (primarily in the retail annuity operations). The severance liability is reflected in other liabilities in the Consolidated Balance Sheets. Severance actions are expected to be substantially completed by December 31, 2001. No significant severance actions took place in 2000.

10. INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings, Inc. and the former Aetna provides for the settlement of balances owed by the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group, and owed to the Company for the use of its tax saving attributes in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with AICA. The Company allocates to each member, an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes in the consolidated federal income tax return.

    Income taxes from continuing operations consist of the following:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Current taxes (benefits):
  Federal                               $ 9.4          $  5.3          $ 64.3          $ 257.9
  State                                   0.2             2.6             2.5              3.0
  Net realized capital (losses)
    gains                                 0.3           (11.5)          (20.1)            16.8
-------------------------------------------------------------------------------------------------
                                          9.9            (3.6)           46.7            277.7
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                                (4.3)           83.2            31.3           (196.7)
  Net realized capital gains
    (losses)                              0.3            (1.5)           12.6            (13.9)
-------------------------------------------------------------------------------------------------
                                         (4.0)           81.7            43.9           (210.6)
-------------------------------------------------------------------------------------------------
    Total                               $ 5.9          $ 78.1          $ 90.6          $  67.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                One month       Eleven months
                                                  ended             ended          Year ended        Year ended
                                              December 31,      November 30,      December 31,      December 31,
  (Millions)                                      2000              2000              1999              1998
  ----------------------------------------------------------------------------------------------------------------
  Income from continuing operations
    before
    income taxes                                 $ 18.5            $ 249.6           $ 272.5           $ 239.9
  Tax rate                                           35%                35%               35%               35%
  ----------------------------------------------------------------------------------------------------------------
  Application of the tax rate                       6.4               87.4              95.4              84.0
  Tax effect of:
    State income tax, net of federal
      benefit                                       0.1                1.7               1.6               2.0
    Excludable dividends                           (0.9)             (12.6)             (6.1)            (17.1)
    Other, net                                      0.3                1.6              (0.3)             (1.8)
  ----------------------------------------------------------------------------------------------------------------
  Income taxes                                   $  5.9            $  78.1           $  90.6           $  67.1
  ================================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                                    2000                       1999
   -----------------------------------------------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs                         $  44.8                     $   --
     Insurance reserves                                          306.3                      323.1
     Unrealized gains allocable to experience rated
       contracts                                                  32.5                         --
     Net unrealized capital losses                                  --                       90.5
     Investment losses                                             9.0                        1.3
     Postretirement benefits other than pensions                   5.8                       24.8
     Deferred compensation                                        65.6                       42.5
     Sale of individual life insurance business                     --                       44.9
     Other                                                        21.1                       23.7
   -----------------------------------------------------------------------------------------------
   Total gross assets                                            485.1                      550.8
   -----------------------------------------------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                                  623.3                         --
     Deferred policy acquisition costs                              --                      324.0
     Market discount                                               4.9                        6.5
     Net unrealized capital gains                                 46.3                         --
     Unrealized losses allocable to experience rated
       contracts                                                    --                       66.4
     Depreciation                                                  4.4                        3.5
     Sale of Individual life insurance business                   15.1                         --
     Excludable dividends                                          5.0                         --
     Other                                                        34.1                         --
   -----------------------------------------------------------------------------------------------
   Total gross liabilities                                       733.1                      400.4
   -----------------------------------------------------------------------------------------------
   Net deferred tax (liability) asset                          $(248.0)                    $150.4
   ===============================================================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2000 and 1999, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2000. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

11. BENEFIT PLANS

    ALIAC, in conjunction with ING, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120 - month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amount that are tax-deductible. The accumulated benefit obligation and plan assets are recorded by ALIAC. As of the measurement date (i.e. December 13, 2000), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the former Aetna pension plan (based on the Company's total salary cost as a percentage of former Aetna's total salary cost) were $3.7 million and $6.6 million for the years ended December 31, 2000 and 1999, respectively. There were no charges in 1998 due to favorable plan asset performance.

    Effective January 1, 1999 ALIAC, in conjunction with former Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula, which credits employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on ALIAC's results of operations, liquidity or financial condition.

    In addition to providing pension benefits, ALIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2000, 1999 and 1998 were $1.2 million, $2.1 million and $1.0 million, respectively.

    ALIAC, in conjunction with ING, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. December 13, 2000), the projected benefit obligation exceeded the fair value of plan assets. The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2000, 1999 and 1998 were $1.4 million, $2.1 million and $1.4 million, respectively.

    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in certain investments are matched, up to 5% of compensation, by ING. Pretax charges to operations for former Aetna the incentive savings plan were $9.0 million, $7.7 million and $5.3 million in 2000, 1999 and 1998, respectively.

    Stock Plans--ALIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of ALIAC to ING America Insurance Holdings, Inc by former Aetna caused all outstanding stock options to vest immediately. The costs to the Company associated with the former Aetna stock plans for 2000, 1999 and 1998, were $2.7 million, $0.4 million and $4.2 million, respectively.

    During 2001, the benefits plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING meets this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the three years ended December 31, 2000. The costs to Aeltus associated with the deferred incentive compensation plan for 2000, 1999 and 1998, were $42.2 million, $4.7 million and $3.1 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ALIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company Funds pay Aeltus or ALIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ALIAC and certain of the Funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ALIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $506.3 million, $424.2 million and $349.0 million in 2000, 1999 and 1998, respectively.

    CAPITAL TRANSACTIONS

    The Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO in 2000. In 1998, the Company received capital contributions in the form of cash of $9.3 million from HOLDCO. The Company received no capital contribution in 1999.

    Refer to Note 7 for dividends paid to HOLDCO.

    OTHER

    Premiums due and other receivables include $4.7 million and $10.5 million due from affiliates in 2000 and 1999, respectively. Other liabilities include $4.1 million and $1.9 million due to affiliates for 2000 and 1999, respectively.

    Former Aetna transferred to the Company $.4 million, $.8 million and $1.7 million based on its decision not to settle state tax liabilities for the years 2000, 1999 and 1998, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business, with the exception of certain supplementary contracts with reserves of $74.9 million and $81.9 million as of December 31, 2000 and 1999, respectively, was sold to Lincoln (refer to Note 3).

    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $15.8 million, $17.9 million and $336.3 million and current and future benefits of $34.6 million, $8.6 million and $341.1 million, were assumed in 2000, 1999 and 1998, respectively. Investment income of $17.0 million was generated from a reinsurance loan to affiliate for the year ended December 31, 1998.

    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. The premium amount related to this agreement was $2.0 million for 1998. This agreement was terminated effective October 1, 1998.

    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life, (formerly an affiliate of the Company) to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in 1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $29.2 million and $33.4 million were maintained for this contract as of December 31, 2000 and 1999, respectively.

    The following table includes premium amounts ceded/assumed.

                                                             Ceded to      Assumed
                                                 Direct       Other       from Other      Net
   (Millions)                                    Amount     Companies     Companies      Amount
   ---------------------------------------------------------------------------------------------

               2000
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $366.6       $382.4        $ 15.8       $   --
     Accident and Health Insurance                 15.2         15.2            --           --
     Annuities                                    160.4          7.1           0.9        154.2
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $542.2       $404.7        $ 16.7       $154.2
   =============================================================================================

               1999
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $460.1       $478.0        $ 17.9       $   --
     Accident and Health Insurance                 33.4         33.4            --           --
     Annuities                                    111.5          4.9           0.9        107.5
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $605.0       $516.3        $ 18.8       $107.5
   =============================================================================================

               1998
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $166.8       $165.4        $340.6       $342.0
     Accident and Health Insurance                 16.3         16.3            --           --
     Annuities                                     80.8          2.9           1.5         79.4
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $263.9       $184.6        $342.1       $421.4
   =============================================================================================

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                              Investment
   Year ended December 31, 2000               Financial       Management      Discontinued
   (Millions) (1)                            Products (2)    Services (2)    Operations (2)    Other (2)      Total
   ------------------------------------------------------------------------------------------------------------------
   Revenue from external customers            $   692.1         $138.2                --        $(53.0)     $   777.3
   Net investment income                          905.8            2.8                --           3.8          912.4
   ------------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital (losses) gains                   $ 1,597.9         $141.0                --        $(49.2)     $ 1,689.7
   ==================================================================================================================
   Amortization of deferred policy
     acquisition costs                        $   115.6                                         $ 11.3      $   126.9
   ------------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)                    $    79.0         $  9.0                --        $ (4.0)     $    84.0
   ------------------------------------------------------------------------------------------------------------------
   Operating earnings (losses) (3)            $   204.7         $  9.7                --        $ (7.3)     $   207.1
   Net realized capital (losses) gains, net
     of tax                                       (23.1)           0.1                --            --          (23.0)
   ------------------------------------------------------------------------------------------------------------------
   Income (loss) from continuing operations       181.6            9.8                --          (7.3)         184.1
   Discontinued operations, net of tax:
     Amortization of deferred gain on
       sale (4)                                      --             --          $    5.7            --            5.7
   ------------------------------------------------------------------------------------------------------------------
   Net income (loss)                          $   181.6         $  9.8          $    5.7        $ (7.3)     $   189.8
   ==================================================================================================================
   Segment assets                             $54,117.7         $ 44.1          $2,991.2            --      $57,153.0
   ------------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets (5)            --             --                --        $  3.4      $     3.4
   ------------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                      --             --                --        $ 54.3      $    54.3
   ------------------------------------------------------------------------------------------------------------------

                  (1)   Year ended 2000 data reflects an aggregation of the
                        pre-acquisition period of the eleven months ended
                        November 30, 2000 and the post-acquisition period of one
                        month ended December 31, 2000.
                  (2)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (3)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.3 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                               Investment
Year ended December 31, 1999                   Financial       Management      Discontinued
(Millions)                                    Products (1)    Services (1)    Operations (1)    Other (1)      Total
----------------------------------------------------------------------------------------------------------------------
Revenue from external customers                $   551.1         $118.3                --        $(43.9)     $   625.5
Net investment income                              881.5            1.5                --           3.3          886.3
----------------------------------------------------------------------------------------------------------------------
Total revenue excluding net realized
  capital losses                               $ 1,432.6         $119.8                --        $(40.6)     $ 1,511.8
======================================================================================================================
Amortization of deferred policy
  acquisition costs                            $    93.4             --                --        $ 11.5      $   104.9
----------------------------------------------------------------------------------------------------------------------
Income taxes (benefits)                        $    87.5         $ 16.5                --        $(13.4)     $    90.1
----------------------------------------------------------------------------------------------------------------------
Operating earnings (losses) (2)                $   192.8         $ 28.1                --        $ (7.5)     $   213.4
Other item (3)                                        --             --                --         (17.5)         (17.5)
Net realized capital losses, net of tax            (14.0)            --                --            --          (14.0)
----------------------------------------------------------------------------------------------------------------------
Income (loss) from continuing operations           178.8           28.1                --         (25.0)         181.9
Discontinued operations, net of tax:
  Amortization of deferred gain on
    sale (4)                                          --             --          $    5.7            --            5.7
----------------------------------------------------------------------------------------------------------------------
Net income (loss)                              $   178.8         $ 28.1          $    5.7        $(25.0)     $   187.6
======================================================================================================================
Segment assets                                 $53,362.1         $ 36.6          $2,989.0            --      $56,387.7
----------------------------------------------------------------------------------------------------------------------
Expenditures for long-lived assets (5)                --             --                --        $  3.9      $     3.9
----------------------------------------------------------------------------------------------------------------------
Balance of long-lived assets                          --             --                --        $ 12.2      $    12.2
----------------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.2 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                             Investment
   Year ended December 31, 1998              Financial       Management      Discontinued
   (Millions)                               Products (1)    Services (1)    Operations (1)    Other (1)      Total
   -----------------------------------------------------------------------------------------------------------------
   Revenue from external customers           $   445.6         $96.7                 --        $(38.4)     $   503.9
   Net investment income                         865.3           1.5                 --           5.0          871.8
   -----------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital gains                           $ 1,310.9         $98.2                 --        $(33.4)     $ 1,375.7
   =================================================================================================================
   Amortization of deferred policy
     acquisition costs                       $    80.3            --                 --        $ 10.9      $    91.2
   -----------------------------------------------------------------------------------------------------------------
   Income Taxes (benefits)                   $    68.2         $14.7                 --        $(15.8)     $    67.1
   -----------------------------------------------------------------------------------------------------------------
   Operating earnings (2)                    $   171.0         $24.0                 --        $ (7.1)     $   187.9
   Other item (3)                                   --            --                 --         (22.4)         (22.4)
   Net realized capital gains, net of
     tax                                           7.3            --                 --            --            7.3
   -----------------------------------------------------------------------------------------------------------------
   Income from continuing operations             178.3          24.0                 --         (29.5)         172.8
   Discontinued operations, net of tax:
     Income from operations (4)                     --            --           $   61.8            --           61.8
     Immediate gain on sale (4)                     --            --               59.0            --           59.0
   -----------------------------------------------------------------------------------------------------------------
   Net income (loss)                         $   178.3         $24.0           $  120.8        $(29.5)     $   293.6
   =================================================================================================================
   Segment assets                            $44,367.4         $13.4           $2,946.4            --      $47,327.2
   -----------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets
     (5)                                            --            --                 --        $  6.4      $     6.4
   -----------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                     --            --                 --        $ 12.2      $    12.2
   -----------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the income from operations and the immediate gain on sale amounted to $32.1million and $29.3 million,
                        respectively.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

14. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into with or assumed from a former affiliate operating leases for office space. Since December 13, 2000, rent expense for these leases was immaterial. The future net minimum payments under noncancelable leases for 2001 through 2005 are estimated to be $25.5 million, $24.5 million, $21.5 million, $19.1 million and $16.3 million, respectively, and 29.9 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account B:

                  -    Statement of Assets and Liabilities as of December 31,
                       2000
                  -    Statement of Operations for the year ended December 31,
                       2000
                  - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
                  - Condensed Financial Information for the year ended December 31, 2000
                  -    Notes to Financial Statements
                  -    Independent Auditors' Report
                  Financial Statements of Aetna Life Insurance and Annuity
                  Company:
                  -    Independent Auditors' Report
                  - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -    Consolidated Balance Sheets as of December 31, 2000 and
                       1999
                  - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -    Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI(4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(4)
         (4.1)    Variable Annuity Contract (IA-CDA-IA)(5)
         (4.2)    Variable Annuity Contract (I-CDA-HD)(6)

         (4.3)    Endorsement (EIGET-IC(R)) to Contracts IA-CDA-IA and
                  I-CDA-HD(7)
         (4.4)    Endorsement EGET(99) to Contracts IA-CDA-IA and I-CDA-HD(8)
         (5)      Variable Annuity Contract Application (713.00.1(C))(9)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(10)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(6)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(11)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.2)    Amendment dated November 9, 1998 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(12)
         (8.3)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable
                  Portfolio, Inc., on behalf of each of its series, and Aeltus
                  Investment Management, Inc., dated as of May 1, 1998 and amended on November 9, 1998(13)
         (8.4)    Third Amendment dated February 11, 2000 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable
                  Portfolio, Inc., on behalf of each of its series, and Aeltus
                  Investment Management, Inc., dated as of May 1, 1998, amended on November 9, 1998 and December 31, 1999(14)
         (8.5)    Fourth Amendment dated May 1, 2000 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
                  11, 2000(14)
         (8.6)    Fifth Amendment dated February 27, 2001 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund,

                  Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000(15)
         (8.7) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.8) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(12)
         (8.9) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(14)
         (8.10) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(14)
         (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(6)
         (8.12) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(16)

         (8.13) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(17)
         (8.14) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.15) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998(13)
         (8.16) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(6)
         (8.17) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(16)
         (8.18) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(18)
         (8.19) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.20) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998(13)
         (8.21) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(19)

         (8.22)   Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(16)
         (8.23)   Service Contract between Fidelity Distributors Corporation and
                  Aetna Life Insurance and Annuity Company dated May 2, 1997(12)
         (8.24)   Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(20)
         (8.25)   Amendment dated October 12, 1998 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997(12)
         (8.26)   Second Amendment dated December 1, 1999 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997 and amended on October 12, 1998(13)
         (8.27)   Amendment dated as of August 1, 2000 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997, as amended on October 12, 1998 and December
                  1, 1999(21)
         (8.28)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(20)
         (8.29)   First Amendment dated as of August 1, 2000 to Service
                  Agreement between Janus Capital Corporation and Aetna Life
                  Insurance and Annuity Company dated December 8, 1997(21)
         (8.30)   Distribution and Shareholder Services Agreement - Service
                  Shares of Janus Aspen Series (for Insurance Companies) dated
                  August 1, 2000 between Janus Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company(21)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(22)
         (14.1)   Powers of Attorney(23)
         (14.2)   Authorizations for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
9. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75998), as filed on August 21, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-60477), as filed on April 15, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
15. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.
16. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
19. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
20. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
21. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
22. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 17, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-2 (File No. 333-34014), as filed on April 4, 2001.

ITEM 25.   DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

Name and Principal
Business Address                   Positions and Offices with Depositor
-------------------                ------------------------------------
Thomas J. McInerney**              Director and President

Wayne R. Huneke***                 Director and Chief Financial Officer

Robert C. Salipante****            Director

P. Randall Lowery***               Director

Mark A. Tullis***                  Director

Deborah Koltenuk**                 Vice President and Corporate Controller

Paula Cludray-Engelke****          Secretary

Brian Murphy**                     Vice President and Chief Compliance Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

** The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

*** The principal business address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 27.    NUMBER OF CONTRACT OWNERS

     As of May 31, 2001, there were 124,619 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28.    INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.    PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940
           Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940
           Act).

     (b)   The following are the directors and officers of the Principal
           Underwriter:

Name and Principal                         Positions and Offices with
Business Address                           Principal Underwriter
-------------------                        --------------------------
Marie Augsberger*                          Director and President

Allan Baker*                               Director and Senior Vice President

Robert L. Francis**                        Director and Senior Vice President

Steven A. Haxton*                          Senior Vice President

Gary J. Hegedus*                           Senior Vice President

Deborah Koltenuk*                          Vice President, Treasurer and Chief
                                           Financial Officer

Therese Squillacote*                       Vice President and Chief Compliance
                                           Officer

John F. Todd*                              Corporate Secretary and Counsel
                                           (Chief Legal Officer)

Martin T. Conroy*                          Vice President and Assistant
                                           Treasurer

Reginald Bowen*                            Vice President

Christina Lareau*                          Vice President

Dwyatt McClain*                            Vice President

Terran Titus*                              Vice President

William T. Abramowicz                      Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                       Vice President

Louis E. Bachetti                          Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                         Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                        Vice President

Name and Principal                         Positions and Offices with
Business Address                           Principal Underwriter
-------------------                        --------------------------
Steven M. Bresler                          Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                          Vice President

Daniel P. Charles                          Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                            Vice President

Albert J. DiCristofaro, Jr.                Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                            Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                        Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                   Vice President

William S. Jasien****                      Vice President

Jess D. Kravitz**                          Vice President

George D. Lessner                          Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Katherine E. Lewis                         Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                             Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

Name and Principal                         Positions and Offices with
Business Address                           Principal Underwriter
-------------------                        --------------------------
James F. Lille                             Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                            Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                           Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                         Vice President

Pamela Mulvey*                             Vice President

W. Michael Montgomery                      Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Scott T. Neeb**                            Vice President

Patrick F. O'Christie                      Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Paulette Playce                            Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                         Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                         Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                         Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.                   Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Name and Principal                         Positions and Offices with
Business Address                           Principal Underwriter
-------------------                        --------------------------
Mark Woolhiser                             Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                           Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156

** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588

*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067

**** The principal business address of these officers is 10740 Nall Ave, Ste.
     120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

    (1)              (2)               (3)            (4)             (5)

Name of       Net Underwriting   Compensation on
Principal     Discounts and      Redemption or     Brokerage
Underwriter   Commissions        Annuitization     Commissions   Compensation*
-----------   -----------        -------------     -----------   -------------

Aetna Life                         $1,638,784                      $85,764,442
Insurance
and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B. Of this amount, $7,212,372 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

    (1)              (2)               (3)            (4)             (5)

Name of       Net Underwriting   Compensation on
Principal     Discounts and      Redemption or     Brokerage
Underwriter   Commissions        Annuitization     Commissions   Compensation*
-----------   -----------        -------------     -----------   -------------

Aetna                                                              $1,126,164
Investment
Services,
LLC

** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $15,443 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account B.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31.    MANAGEMENT SERVICES

       Not applicable

ITEM 32.    UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75998) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of June, 2001.

                                        VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE
                                        INSURANCE AND ANNUITY COMPANY
                                        (REGISTRANT)

                                    By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (DEPOSITOR)

                                    By: Thomas J. McInerney*
                                        ----------------------------------------
                                        Thomas J. McInerney
                                        President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                                      Date
---------                  -----                                      ----

Thomas J. McInerney*       Director and President                  )
---------------------      (principal executive officer)           )
Thomas J. McInerney*                                               )
                                                                   )
                                                                   )
Wayne R. Huneke*           Director and Chief Financial Officer    )  June
---------------------                                              )  29, 2001
Wayne R. Huneke                                                    )
                                                                   )
                                                                   )
Randy Lowery*              Director                                )
---------------------                                              )
Randy Lowery                                                       )
                                                                   )
                                                                   )
Robert C. Salipante*       Director                                )
---------------------                                              )
Robert C. Salipante*                                               )
                                                                   )
                                                                   )
Mark A. Tullis*            Director                                )
---------------------                                              )
Mark A. Tullis                                                     )
                                                                   )
                                                                   )

Deborah Koltenuk*          Corporate Controller                    )
---------------------                                              )
Deborah Koltenuk                                                   )


By: /s/ J. Neil McMurdie
    -----------------------------------
    J. Neil McMurdie
   *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX


Exhibit No.        Exhibit
-----------        -------

99-B.9             Opinion and Consent of Counsel
                                                                     ----------

99-B.10            Consent of Independent Auditors
                                                                     ----------